As filed with the Securities and Exchange Commission on January 9, 2008

Registration Nos.

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

and/or

Registration Statement under the Investment Company Act of 1940	☒
Amendment No.	☐

ALLSTATE FINANCIAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

3100 Sanders Road, Suite J5
Northbrook, Illinois  60062
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code:  (847) 402-2532

Joseph P. Rath
Allstate Financial Investment  Trust
3100 Sanders Road, Suite J5
Northbrook, Illinois  60062
(Name and Address of Agent for Service)

Copies to:

Cathy G. O’Kelly
Renee M. Hardt
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

Approximate date of proposed public offering:  As soon as practicable after the Registration Statement becomes effective.

In accordance with Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of units of beneficial interest, no par value, are being registered by this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

This information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to completion—dated January 9, 2008

PROSPECTUS  |  _____________ __, 2008

Allstate Financial Investment Trust

Allstate 2005 Target Maturity Fund	Allstate 2030 Target Maturity Fund

Allstate 2010 Target Maturity Fund	Allstate 2040 Target Maturity Fund

Allstate 2015 Target Maturity Fund	Allstate 2050 Target Maturity Fund

Allstate 2020 Target Maturity Fund	Allstate Large Cap Index Fund

Class A, Class C and Class I Shares

Each Allstate Target Maturity Fund seeks the highest total return over time consistent with its asset mix. The asset mix in each Allstate Target Maturity Fund will emphasize capital growth for periods further from retirement (which, for example, is the case for the Allstate 2050 Target Maturity Fund) and capital preservation and income for periods nearer to and after retirement (which, for example, is the case for the Allstate 2005 Target Maturity Fund). All Allstate Target Maturity Funds will eventually have a static asset allocation mix fifteen years after the target retirement year. The Allstate Large Cap Index Fund seeks to track the performance of the Standard & Poor's 500 Index.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered

▶  Are Not FDIC Insured

▶  May Lose Value

▶  Are Not Bank Guaranteed

The investment adviser for the Allstate 2005 Target Maturity Fund, Allstate 2010 Target Maturity Fund, Allstate 2015 Target Maturity Fund, Allstate 2020 Target Maturity Fund, Allstate 2030 Target Maturity Fund, Allstate 2040 Target Maturity Fund and Allstate 2050 Target Maturity Fund (the "Target Maturity Funds") and the Allstate Large Cap Index Fund (each a "Fund" and collectively, the "Allstate Funds") is Allstate Financial Advisors, LLC (the "Adviser"), an SEC registered investment adviser and a Delaware subsidiary of Allstate Life Insurance Company.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Allstate Funds. This summary describes the Allstate Funds' objectives, principal investment strategies, principal risks, and fees.

More details regarding the Allstate Funds can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest.

You should also consider the following:

■  You may lose money by investing in a Fund.

■  An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Target Maturity Funds

Investment Objective

The investment objective of each Target Maturity Fund is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Fund's investment objective may be changed without a shareholder vote.

Principal Investment Strategies

Each Target Maturity Fund will seek to achieve its objective by investing in a combination of portfolios of The AllianceBernstein Pooling Portfolios and the Allstate Large Cap Index Fund representing a variety of asset classes and investment styles (the "Underlying Portfolios"). Each Target Maturity Fund is managed to the specific year of planned retirement included in its name (the "retirement year"). The Target Maturity Funds' asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After the retirement date of a Target Maturity Fund, that Target Maturity Fund's asset mix seeks to minimize the likelihood that an investor in that Target Maturity Fund experiences a significant loss of capital at a more advanced age. The asset mix will continue to change with an increasing exposure to investments in fixed-income securities and short-term bonds until 15 years after a Target Maturity Fund's retirement date. Thereafter, the target asset allocation for that Target Maturity Fund will generally be fixed. The static allocation of a Target Maturity Fund's asset mix will be 27.5% short-duration bonds, 37.5% fixed-income securities, 25% equities and 10% real estate investment trusts ("REITs").

The Adviser has engaged AllianceBernstein, L.P. ("AllianceBernstein") as subadviser to manage the investment portfolio of each Target Maturity Fund. AllianceBernstein will allow the relative weightings of a Target Maturity Fund's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, AllianceBernstein will generally rebalance the portfolio toward the target asset allocation for that Target Maturity Fund. However, there may be occasions when those ranges will expand to 10% of the Target Maturity Fund's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart shows each Target Maturity Fund's target allocation for the various asset classes as of the date of this Prospectus.

Target Maturity Funds
Asset Allocation by Retirement Year

Years Before/After Retirement	50	40	30	20	15	10	5	Retirement	5 Years After	10 Years After	15 Years After
Asset Class
Short Duration Bonds	—	—	—	—	—	—	—	—	9.0	18.0	27.5
Fixed-Income Securities (Bonds)	5.0	5.0	5.0	7.0	14.0	21.0	28.0	35.0	36.0	37.0	37.5
Real Estate Investment Trusts	5.0	5.0	5.0	10.0	10.0	10.0	10.0	10.0	10.0	10.0	10.0
Equity Securities (Stocks)	90.0	90.0	90.0	83.0	76.0	69.0	62.0	55.0	45.0	35.0	25.0

These allocations are not specific to any current Target Maturity Fund, but reflect the expected future allocations of any Target Maturity Fund once it reaches 10 and 15 years after its target retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

1

Target Maturity Fund Asset Allocation

The following chart illustrates how the asset mix of the Target Maturity Funds will vary over time. In general, the asset mix of each strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

Principal Risks

You could lose money by investing in any of the Target Maturity Funds. There can be no assurance that a Fund's investment objective will be achieved.

The value of your investment in a Target Maturity Fund will change with changes in the values of that Target Maturity Fund's investments in the Underlying Portfolios. Many factors can affect those values. In the "Summary of Principal Risks" Section, we describe principal risks that may affect a Target Maturity Fund's investments as a whole. The degree to which the principal risks apply to a particular Target Maturity Fund varies according to the Target Maturity Fund's asset allocation. In general, a Target Maturity Fund with a later retirement year is expected to be more volatile, and thus riskier, than a Target Maturity Fund with an earlier retirement year. A Target Maturity Fund that has achieved its retirement year and thereafter would be expected to be the least volatile of the Target Maturity Funds. These principal risks apply to the Target Maturity Funds: fund-of-funds risk, market, interest rate, credit, inflation, foreign (non-U.S.), emerging market, currency, capitalization, real estate investment trust, focused portfolio, derivatives and leverage and management risks.

Each Target Maturity Fund's principal risks will change depending on the asset mix of the Underlying Portfolios. This Prospectus includes more information about the Underlying Portfolios, their investments, and related risks under "Description of Underlying Portfolios" below.

2

Allstate Large Cap Index Fund

Investment Objective

The Fund seeks to track the performance of a benchmark index that measures the investment return of U.S. large-capitalization stocks. The Fund's investment objective may be changed without a shareholder vote.

Principal Investment Strategy

The Fund employs an indexing investment approach designed to track the performance of the Standard & Poor's 500 Index ("S&P 500"), a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500, holding each stock in approximately the same proportion as its weighting in the S&P 500.

Indexing is an investment strategy for tracking the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets— such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments—such as small-capitalization stocks or short-term bonds.

An index fund holds all, or a representative sample, of the securities that make up its target index. Index funds attempt to mirror what the target index does, for better or worse. However, an index fund does not always perform exactly like its target index. For example, like all mutual funds, index funds have operating expenses and transaction costs. Market indices do not, and therefore will usually have a slight performance advantage over funds that track them.

The Adviser has engaged Allstate Investment Management Company ("AIMCO") as subadviser to manage the investment portfolio of the Allstate Large Cap Index Fund.

The Fund reserves the right to substitute a different index for the index it currently tracks. In any such instance, the substitute index would measure the same market segment (large cap stocks) as the current index.

The Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or substantially all, of the stocks that make up the index it tracks. It is not expected that the Fund will invest more than 5% of its assets in foreign securities.

To track the index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested and to reduce transaction costs the Fund may invest, to a limited extent, in derivatives. The Fund will not use derivatives for speculation or for leveraging (magnifying or increasing) investment returns.

Principal Risks

You could lose money by investing in the Fund. There can be no assurance that the Fund's investment objective will be achieved.

These principal risks apply to the Fund: market, inflation, derivatives, large-cap style and tracking risks. See the "Summary of Principal Risks" Section for a more detailed discussion of these risks and other principal risks common to all the Allstate Funds.

Performance and Bar Chart Information

The Allstate Funds are new and do not have a full calendar year of operations. Performance information will be included in the Allstate Funds' first [annual/semi-annual] report.

3

FEES AND EXPENSES OF THE ALLSTATE FUNDS

WHY ARE FUND FEES AND EXPENSES IMPORTANT?

Fees and expenses reduce the investment performance of a Fund. The information provided below is intended to help you understand what these fees and expenses are and provides examples of the dollar amount of these costs to help you make comparisons with other funds. Some of these fees are paid, under certain circumstances, at the time you redeem or sell your shares back to the Fund. You pay other fees and expenses indirectly because they are deducted from a Fund's assets and reduce the value of your shares. These fees include management fees, distribution (Rule 12b-1) fees, and operating expenses.

Shareholder Fees
(fees paid directly from your investment)

	Class A Shares		Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50	%(a)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None(a)		1.00%	None
Exchange Fee	None		None	None
Redemption Fee	None		None	None

(a)  Class A sales charges may be reduced or eliminated in certain circumstances, typically for large purchases. In some cases, however, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances. See "The Different Share Class Expenses" in this Prospectus and ["________________"] in the Statement of Additional Information ("SAI").

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AND EXAMPLES

Each Fund's operating expense table shows the fees and expenses (including the pro rata share of expenses of the Underlying Portfolios, if applicable) that you may pay if you buy and hold shares of a Fund. The examples are hypothetical and are intended to help you compare the cost of investing in the Allstate Funds with the cost of investing in other funds. They assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's and Underlying Portfolios', if applicable, operating expenses stay the same, and that all dividends and distributions are reinvested. Each Fund's expenses reflect contractual [waivers and] reimbursements for applicable periods. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the examples would be:

Allstate 2005 Target Maturity Fund

Operating Expenses
	Class A		Class C		Class I
Management Fees	.	__%	.	__%	.	__%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		None
Other Expenses	%		%		%
Total Fund Operating Expenses (Before Waiver)%			%		%
Waiver and/or Expense Reimbursement(a)	( )%		( )%		( )%
Net Expenses(b)	1.25%		2.00%		0.95%
Acquired Fund Fees and Expenses (Underlying Portfolios)(c)%			%		%
Total Fund Operating Expenses	.	__%	.	__%	.	__%

4

Examples
	Class A	Class C+	Class C++	Class I
After 1 year	$_____	$_____	$_____	$_____
After 3 years*	_____	_____	_____	_____

Please refer to the footnotes on page __.

Allstate 2010 Target Maturity Fund

Operating Expenses
	Class A		Class C		Class I
Management Fees	.	__%	.	__%	.	__%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		None
Other Expenses	%		%		%
Total Fund Operating Expenses (Before Waiver)%			%		%
Waiver and/or Expense Reimbursement(a)	( )%		( )%		( )%
Net Expenses(b)	1.25%		2.00%		0.95%
Acquired Fund Fees and Expenses (Underlying Portfolios)(c)%			%		%
Total Fund Operating Expenses	.	__%	.	__%	.	__%

Examples
	Class A	Class C+	Class C++	Class I
After 1 year	$_____	$_____	$_____	$_____
After 3 years*	_____	_____	_____	_____

Please refer to the footnotes on page __.

Allstate 2015 Target Maturity Fund

Operating Expenses
	Class A		Class C		Class I
Management Fees	.	__%	.	__%	.	__%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		None
Other Expenses	%		%		%
Total Fund Operating Expenses (Before Waiver)%			%		%
Waiver and/or Expense Reimbursement(a)	( )%		( )%		( )%
Net Expenses(b)	1.25%		2.00%		0.95%
Acquired Fund Fees and Expenses (Underlying Portfolios)(c)%			%		%
Total Fund Operating Expenses	.	__%	.	__%	.	__%

Examples
	Class A	Class C+	Class C++	Class I
After 1 year	$_____	$_____	$_____	$_____
After 3 years*	_____	_____	_____	_____

Please refer to the footnotes on page __.

5

Allstate 2020 Target Maturity Fund

Operating Expenses
	Class A		Class C		Class I
Management Fees	.	__%	.	__%	.	__%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		None
Other Expenses	%		%		%
Total Fund Operating Expenses (Before Waiver)%			%		%
Waiver and/or Expense Reimbursement(a)	( )%		( )%		( )%
Net Expenses(b)	1.25%		2.00%		0.95%
Acquired Fund Fees and Expenses (Underlying Portfolios)(c)%			%		%
Total Fund Operating Expenses	.	__%	.	__%	.	__%

Examples
	Class A	Class C+	Class C++	Class I
After 1 year	$_____	$_____	$_____	$_____
After 3 years*	_____	_____	_____	_____

Please refer to the footnotes on page __.

Allstate 2030 Target Maturity Fund

Operating Expenses
	Class A		Class C		Class I
Management Fees	.	__%	.	__%	.	__%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		None
Other Expenses	%		%		%
Total Fund Operating Expenses (Before Waiver)%			%		%
Waiver and/or Expense Reimbursement(a)	( )%		( )%		( )%
Net Expenses(b)	1.25%		2.00%		0.95%
Acquired Fund Fees and Expenses (Underlying Portfolios)(c)%			%		%
Total Fund Operating Expenses	.	__%	.	__%	.	__%

Examples
	Class A	Class C+	Class C++	Class I
After 1 year	$_____	$_____	$_____	$_____
After 3 years*	_____	_____	_____	_____

Please refer to the footnotes on page __.

6

Allstate 2040 Target Maturity Fund

Operating Expenses
	Class A		Class C		Class I
Management Fees	.	__%	.	__%	.	__%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		None
Other Expenses	%		%		%
Total Fund Operating Expenses (Before Waiver)%			%		%
Waiver and/or Expense Reimbursement(a)	( )%		( )%		( )%
Net Expenses(b)	1.25%		2.00%		0.95%
Acquired Fund Fees and Expenses (Underlying Portfolios)(c)%			%		%
Total Fund Operating Expenses	.	__%	.	__%	.	__%

Examples
	Class A	Class C+	Class C++	Class I
After 1 year	$_____	$_____	$_____	$_____
After 3 years*	_____	_____	_____	_____

Please refer to the footnotes on page __.

Allstate 2050 Target Maturity Fund

Operating Expenses
	Class A		Class C		Class I
Management Fees	.	__%	.	__%	.	__%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		None
Other Expenses	%		%		%
Total Fund Operating Expenses (Before Waiver)%			%		%
Waiver and/or Expense Reimbursement(a)	( )%		( )%		( )%
Net Expenses(b)	1.25%		2.00%		0.95%
Acquired Fund Fees and Expenses (Underlying Portfolios)(c)%			%		%
Total Fund Operating Expenses	.	__%	.	__%	.	__%

Examples
	Class A	Class C+	Class C++	Class I
After 1 year	$_____	$_____	$_____	$_____
After 3 years*	_____	_____	_____	_____

Please refer to the footnotes on page __.

7

Allstate Large Cap Index Fund

Operating Expenses
	Class A		Class C		Class I
Management Fees	.	__%	.	__%	. __%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		None
Other Expenses	%		%		%
Total Fund Operating Expenses (Before Waiver)%			%		%
Waiver and/or Expense Reimbursement(a)	( )%		( )%		( )%
Net Expenses(b)%			%		%
Acquired Fund Fees and Expenses (Underlying Portfolios)(c)%			%		%
Total Fund Operating Expenses	.	__%	.	__%	. __%

Examples
	Class A	Class C+	Class C++	Class I
After 1 year	$_____	$_____	$_____	$_____
After 3 years*	_____	_____	_____	_____

*  These examples assume that the [Adviser's] agreement to [waive advisory fees and/or] reimburse the Allstate Funds' expenses is in effect through ________________ _____, 200___.

+  Assumes redemption at the end of the period.

++  Assumes no redemption at the end of the period.

(a)  Reflects the [Adviser's] contractual [waiver of a portion of its advisory fees and/or] reimbursement of a portion of the Fund's operating expenses. This agreement extends through __________ __, 200_. The [Adviser] may recoup the amount of any [advisory fee waived or] expense reimbursed within three years after the year in which the [Adviser] incurred the expense if the recoupment does not exceed the expense limitation.

(b)  Based on estimated expenses for the initial fiscal year.

(c)  "Acquired Fund Fees and Expenses" are based upon the expected allocation of the Target Maturity Fund's assets among the Underlying Portfolios as of the date of this Prospectus. "Acquired Fund Fees and Expenses" will vary with the changes in the expenses of the Underlying Portfolios, as well as allocation of the Target Maturity Fund's assets, and may be higher or lower than those shown above.

8

SUMMARY OF PRINCIPAL RISKS

FUND-OF-FUNDS RISK

The Target Maturity Funds invest in the Underlying Portfolios. Shareholders of a Target Maturity Fund bear their proportionate share of the Underlying Portfolios' fees and expenses as well as their share of their Fund's fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying Portfolios and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Target Maturity Funds may be prevented from fully allocating assets to certain Underlying Portfolios due to fund-of-funds investment limitations.

MARKET RISK

This is the risk that the value of the Allstate Large Cap Index Fund's or an Underlying Portfolio's investments will fluctuate as the stock or bond markets fluctuate and prices overall may decline over short- or long-term periods. Each Fund is subject to this risk, particularly the Allstate Large Cap Index Fund and those Target Maturity Funds with a higher asset allocation to Underlying Portfolios that invest in common stocks. This includes the risk that a particular style of investing, such as growth or value, may be under-performing the stock market generally.

INTEREST RATE RISK

Changes in interest rates will affect the value of an Underlying Portfolio's investments in fixed-income securities. When interest rates rise, the value of an Underlying Portfolio's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is generally greater for those Target Maturity Funds with higher asset allocations to Underlying Portfolios that invest in fixed-income securities with longer maturities or durations.

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. Investments in fixed-income securities with lower credit ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. This risk is greater for those Target Maturity Funds with higher asset allocations to Underlying Portfolios that invest in fixed-income securities.

INFLATION RISK

This is the risk that the value of assets or income from the Allstate Large Cap Index Fund's or an Underlying Portfolio's investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Allstate Large Cap Index Fund's and each Underlying Portfolio's assets can decline as can the value distributions. Each Fund is subject to this risk.

FOREIGN (NON-U.S.) RISK

An Underlying Portfolio's investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect an Underlying Portfolio's investments in a country other than the United States. To the extent an Underlying Portfolio invests in a particular country or geographic region, the Underlying Portfolio may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those Target Maturity Funds with higher asset allocations to Underlying Portfolios that invest in non-U.S. issuers. Each Fund is subject to this risk.

EMERGING MARKET RISK

Foreign investment risk may be particularly high to the extent an Underlying Portfolio invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

9

CURRENCY RISK

This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign (non-U.S.) currencies may negatively affect the value of an Underlying Portfolio's investments or reduce the returns of an Underlying Portfolio. This risk is greater for those Target Maturity Funds with higher asset allocations of Underlying Portfolios that invest in non-U.S. issuers. Each Fund is subject to this risk.

CAPITALIZATION RISK

This is the risk of investments in small- to mid-capitalization companies. Investments in small- and mid-cap companies tend to be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in mid- or large-cap companies. An Underlying Portfolio's investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources. This risk is greater for those Target Maturity Funds with higher asset allocations to Underlying Portfolios that invest in small- and mid-cap companies.

REAL ESTATE INVESTMENT TRUST RISK

REITs are subject to a variety of factors affecting the real estate market generally, such as economic conditions, overbuilding, mortgage rates and availability. In addition, REITs have additional risks because REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. All Target Maturity Funds are subject to this risk because they invest in the Real Estate Investment Portfolio.

FOCUSED PORTFOLIO RISK

Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Underlying Portfolio's net asset value. All Target Maturity Funds are subject to this risk because they invest in Underlying Portfolios, such as the International Growth Portfolio, that emphasize investments in a smaller number of companies.

DERIVATIVES AND LEVERAGE RISK

An Underlying Portfolio, including the Allstate Large Cap Index Fund, may use derivatives and other leveraging techniques. These investment strategies may be riskier than other investments and may result in greater volatility for the Target Maturity Funds, particularly in periods of market declines. All Target Maturity Funds and the Allstate Large Cap Index Fund are subject to this risk.

MANAGEMENT RISK

All Target Maturity Funds are subject to management risk because each Underlying Portfolio, except the Allstate Large Cap Index Fund, is an actively managed investment portfolio. Each subadviser will apply its investment techniques and risk analyses in making investment decisions for each Underlying Portfolio that it subadvises, but there can be no guarantee that its decisions will produce the intended result.

LARGE CAP STYLE RISK

This is the risk that returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years. The Allstate Large Cap Index Fund is subject to this risk.

TRACKING RISKS

This is the risk that the Allstate Large Cap Index Fund will not be able to replicate exactly the performance of the index it tracks due to an imperfect correlation in the Fund's securities and those in its index, transaction costs, management fees and availability of securities comprising the index.

10

INVESTING IN THE ALLSTATE FUNDS

This section discusses how to buy, sell or redeem, or exchange different classes of shares in a Fund that are offered in this Prospectus. Each Allstate Fund offers three classes of shares through this Prospectus (Class A, Class C and Class I). The Allstate 2005 Target Maturity Fund, Allstate 2010 Target Maturity Fund, and Allstate 2015 Target Maturity Fund offer three additional classes of shares through a separate prospectus (Class GA, Class GC and Class GI).

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" and "The Pros and Cons of Different Share Classes" below. Keep in mind that only Class A shares offer Quantity Discounts on sales charges, as described more fully under "Sales Charge Reduction Programs" below.

How to Buy Shares

Class A and Class C

You may purchase a Fund's Class A or Class C shares through your financial adviser. You also may purchase additional shares through your financial adviser or directly from the Allstate Funds' principal underwriter, Allstate Distributors, LLC (the "Distributor").

Purchase Minimums and Maximums

Minimums:*

—	Initial:	$2,500
—	Subsequent:	$50

*  These purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program and to some retirement-related investment programs. Please see "Automatic Investment Program" [and "Employee Benefit Plans"] below. Additionally, these investment minimums do not apply to persons participating in a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by Boston Financial Data Services, Inc. ("BFDS").

Maximum Individual Purchase Amount:

—	Class A shares:	None
—	Class C shares:	$1,000,000	*

*  Or such lesser amount as may be defined by your financial adviser.

Class I Shares

You may purchase Class I shares through your financial adviser at NAV. Class I shares may be purchased and held solely:

■  through accounts established under a program or platform sponsored and maintained by a registered broker-dealer or other financial adviser approved by the Distributor; or

■  through a qualified employee benefit plan (e.g., a 401(k) plan) that purchases shares directly without the involvement of a financial adviser.

In addition, the Target Maturity Funds may purchase Class I shares of the Allstate Large Cap Index Fund.

Purchase Minimums and Maximums

Minimums:

—	Initial:	$1,000,000

Buying Shares Through Your Broker or Financial Adviser

In order for you to receive the next-determined net asset value ("NAV"), less any applicable initial sales charge, you must submit your purchase request to your broker or financial adviser in time for review by your broker or financial adviser. Your broker or financial adviser must complete its review and submit your request to the Fund by 4:00 p.m. Eastern time. Accordingly, your investment may not be made at the NAV on the day you submit your order to your broker or financial adviser.

Buying Shares Directly from a Fund by Mail:

■  To open a new account by mail, make out a check for the amount of your investment, payable to the Allstate Financial Investment Trust. Complete the Subscription Application [included with this Prospectus] and mail the completed Application and the check to:

Boston Data Financial Services, Inc.
[Insert address]

■  To purchase additional shares, make out a check for the amount of your investment, payable to the Allstate Financial Investment Trust. Mail the check, together with a letter that specifies the Fund name, the account number and the name in which the account is registered to:

Boston Data Financial Services, Inc.
[Insert address]

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BY TELEPHONE/WIRE:

■  If you are an existing Fund shareholder and you have completed the appropriate section of the Subscription Application, you may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $500,000. BFDS must receive and confirm telephone requests before 4:00 p.m., Eastern time, to receive that day's public offering price. Call ______to arrange a transfer from your bank account.

Employee Benefit Plans

Special eligibility rules may apply to certain employee benefit plans. Except as indicated, there are no investment minimums for the plans listed below. Class A shares are available to:

■  Traditional and ROTH IRAs (the minimums listed in the table above apply);

■  SEPs, SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans; and

■  certain defined contribution retirement plans that do not have plan level or omnibus accounts on the books of a Fund.

Required Information

Each Fund is required by law to obtain, verify and record certain personal information from you or persons acting on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If a Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potential criminal activity, that Fund reserves the right to take action as it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority ("FINRA") member firm.

Each Fund is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number. To avoid this, you must provide your correct tax identification number (social security number for most investors) on your Subscription Application.

General

Your initial application and later requests for transactions will not be processed until they are received in good order. Good order means that your application is properly completed or your transaction request includes your Fund account number, the amount of the transaction (in dollar or shares), signatures of all owners as registered on the account and any supporting legal documentation that may be required.

The Distributor may refuse any order to purchase shares. Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

The Allstate Funds do not issue share certificates.

All purchases should be made by check or wire in U.S. dollars and made payable to Allstate Financial Investment Trust, [or in the case of a retirement account, the custodian or trustee of such account.] Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Allstate Funds may delay sending redemption proceeds until they determine that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

The Different Share Class Expenses

This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service fees (Rule 12b-1 fees), initial sales charges and/or CDSCs. Please see below for a discussion of how CDSCs are calculated. Only Class A shares offer Quantity Discounts, as described below under "Sales Charge Reduction Programs."

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WHAT IS A RULE 12B-1 FEE?

A Rule 12b-1 fee is a fee deducted from a Fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in the fee table near the front of this Prospectus.

ASSET-BASED SALES CHARGES OR DISTRIBUTION AND/OR SERVICE (RULE12B-1) FEES.

Each Fund has adopted a plan under SEC Rule 12b-1 that allows a Fund to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of a Fund's shares is:

Distribution and/or Service (Rule 12b-1) Fee (As a Percentage of Aggregate Average Daily Net Assets)
Class A	.25%
Class C	1.00%
Class I	None

Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class C shares are subject to higher Rule 12b-1 fees than Class A shares. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class A shares. All or some of these fees may be paid to financial intermediaries, including your financial adviser's firm.

Class A Shares – Initial Sales Charge Alternative

You can purchase Class A shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 5.50% of the offering price. Purchases of Class A shares in the amount of $1,000,000 or more are not subject to a sales charge but, if redeemed within one year, may be subject to a CDSC of up to 1%. You may exchange your Class A shares in a Fund for the same class of shares of another Fund without being subject to a sales charge.

Class C Shares – Asset-Based Sales Charge Alternative

You can purchase Class C shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment, however, is subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another Fund, the 1% CDSC also will apply to the Class C shares received. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.

HOW IS THE CDSC CALCULATED?

The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed (or, as to Fund shares acquired through an exchange, the cost of the Fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.

Class I Shares

Class I shares are not subject to any initial or contingent sales charges. However, when you purchase Class I shares through your financial adviser, your financial adviser may charge you a fee. See "How to Buy Shares" above.

Sales Charge Reduction Programs

This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to a Fund or your financial intermediary in order to be eligible for sales charge reduction programs.

Information about sales charge reduction programs also is available free of charge and in a clear and prominent format on our website at .com.

Required Shareholder Information and Records

In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Fund that the shareholder qualifies for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to the shareholder's account. A shareholder may have to provide certain information or records to his or her financial intermediary or the Fund to verify eligibility for breakpoint privileges or

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other sales charge waivers. This may include information or records, including account statements, regarding shares of a Fund held in:

■  all of the shareholder's accounts at the Allstate Funds or a financial intermediary;

■  any account of the shareholder at another financial intermediary; and

■  accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.

You Can Reduce Sales Charges
When Buying Class A Shares

Breakpoints or Quantity Discounts Offered by the Allstate Funds

The Allstate Funds offer investors the benefit of discounts on the sales charges that apply to purchases of Class A and Class GA shares in certain circumstances. These discounts, which are also known as Breakpoints, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your Class A investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints. For purposes of breakpoints and quantity discounts, Class A and Class GA shares are aggregated.

Breakpoints or Quantity Discounts allow larger investments in Class A shares to be charged lower sales charges. A shareholder investing more than $100,000 in Class A or Class GA shares of any Allstate Fund is eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1%, 1-year CDSC may apply.

The sales charge schedule of Class A and Class GA share Quantity Discounts is as follows:

	Initial Sales Charge
Amount Purchased	As % of Net Amount Invested	As % of Offering Price
$100,000 or less		5.50%
$100,001 – $250,000		4.50
$250,001 – $500,000		3.50
$500,001 – $750,000		2.50
$750,001 – $999,999		1.50
$1,000,000 and above		0.00

Rights of Accumulation

To determine if a new investment in Class A shares is eligible for a Quantity Discount, a shareholder can combine the value of the new investment of a Fund with the value of existing investments in that Fund, and any other Fund, for which the shareholder, his or her spouse or domestic partner, or child under the age of 21 is a participant. The Allstate Funds use the current NAV of your existing investments when combining them with your new investment.

Combined Purchase Privileges

A shareholder may qualify for a Quantity Discount by combining purchases of shares of a Fund into a single "purchase." A "purchase" means a single purchase or concurrent purchases of shares of a Fund or any other Fund, by:

■  an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 purchasing shares for his, her or their own account(s);

■  a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

■  the employee benefit plans of a single employer; or

■  any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Fund.

Letter of Intent

An investor may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments over a period of time that, in the end, would qualify for a Quantity Discount. For these situations, each Fund offers a Letter of Intent, which permits the investor to express the intention, in writing, to invest at least $100,000 in Class A shares and/or Class GA shares of any Allstate Fund within 13 months. The Fund will then apply the Quantity Discount to each of the investor's purchases of Class A shares that would apply to the total amount stated in the Letter of Intent. If an investor fails to invest the total amount stated in the Letter of Intent, the Fund will retroactively collect the sales charges otherwise applicable by redeeming shares in the investor's account at their then current NAV. Investors qualifying for a Combined Purchase Privilege may

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purchase Class A shares under a single Letter of Intent.

Class A Shares – Sales At NAV

Each Fund may sell its Class A shares at NAV without an initial sales charge to some categories of investors, including:

■  present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser, AIMCO and their affiliates, or their spouses or domestic partners, siblings, direct ancestors or direct descendants, or any trust, individual retirement account or retirement plan account for the benefit of such person;

■  persons buying shares in certain programs or platforms sponsored and maintained by a registered broker-dealer approved by the Adviser; and

■  officers, directors and present full-time employees of selected dealers or agents, their spouses, or any trust, individual retirement account or retirement plan account for the benefit of such person.

More information on breakpoints and other sales charge waivers is available in the Allstate Funds' SAI.

CDSC Waivers and Other Programs

Here Are Some Ways To Avoid Or
Minimize Charges On Redemption

CDSC Waivers

The Allstate Funds will waive the CDSCs on redemptions of shares in the following circumstances, among others:

■  certain exchanges of shares;

■  following the death or disability of a shareholder;

■  if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder that has attained the age of 70 1/2; and

■  if the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

Dividend Reinvestment Program

Class A, Class C and Class I shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of a Fund. There is no initial sales charge or CDSC imposed on shares issued pursuant to the Dividend Reinvestment Program.

Automatic Investment Program

The Automatic Investment Program allows investors to purchase Class A and Class C shares of a Fund through pre-authorized transfers of funds from the investor's bank account. To qualify for the Automatic Investment Program, an investor must make an initial purchase of at least $500 and invest at least $50 monthly. Please see the Allstate Funds' SAI for more details.

Reinstatement Privilege

A shareholder who has redeemed all or any portion of his or her Class A shares may reinvest all or any portion of the proceeds from the redemption in Class A shares of any Fund at NAV without any sales charge, if the reinvestment is made within 60 calendar days after the redemption date.

Systematic Withdrawal Plan

The Allstate Funds offer a systematic withdrawal plan that permits the redemption of Class A or Class C shares without payment of a CDSC. Under this plan, redemptions equal to 1% a month, 2% every two months or 3% a quarter of the value of the Fund account would be free of a CDSC. For Class A or Class C shares, shares held the longest would be redeemed first.

The "Pros" and "Cons" of Different Share Classes

The decision as to which class of shares is most beneficial to you depends on the amount and intended length of your investment. If you are making a large investment that qualifies for a reduced sales charge, you might consider purchasing Class A

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shares. Class A shares, with their lower Rule 12b-1 fees, are designed for investors with a long-term investing time frame.

Class C shares should not be considered as a long-term investment because they are subject to a higher distribution fee indefinitely. Class C shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Thus, Class C shares are designed for investors with a short-term investing time frame.

Your financial adviser may receive differing compensation for selling Class A or Class C shares.

Other

A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, or other financial intermediary, with respect to the purchase, sale, or exchange of any class of shares made through your financial adviser. The financial intermediaries also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by the Allstate Funds, including requirements as to the minimum initial, subsequent and maximum investment amounts.

You should consult your financial adviser for assistance in choosing a class of Fund shares.

How to Exchange Shares

You may exchange your Fund shares for shares of the same class of another Fund. Exchanges of shares are made at the next-determined NAV, without sales or service charges. You may request an exchange by mail or telephone. In order to receive a day's NAV, BFDS must receive and confirm your telephone exchange request by 4:00 p.m., Eastern time, on that day. The Allstate Funds may modify, restrict, or terminate the exchange privilege on 60 days' written notice.

How to Sell or Redeem Shares

Selling Shares Through Your Broker or Financial Adviser

In order for you to receive the next-determined NAV, less any applicable CDSC, you must submit your sales request to your broker or financial adviser in time for review by your broker or financial adviser. Your broker or financial adviser must complete this review and submit your request to the Fund by 4:00 p.m. Eastern time. Accordingly, your redemption may not be made at the NAV on the day you submit your request to your broker or financial adviser. In addition, your broker or financial adviser is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

How to Sell or Redeem Shares Direct with BFDS

You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the New York Stock Exchange ("the Exchange") is open, either directly or through your financial intermediary. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in good order. Normally, redemption proceeds will be sent to you within seven days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

Selling Shares Directly to a Fund by Mail:

■  Send a signed letter of instruction, to:

Boston Data Financial Services, Inc.
[Insert address]

■  For certified or overnight deliveries, send to:

Boston Data Financial Services, Inc.
[Insert address]

■  For your protection, a bank, a member firm of FINRA or a national stock exchange or another eligible guarantor who is a member of, or a participant in a signature guarantee program must guarantee signatures. (A notary public is not an eligible guarantor.) Your redemption request must include a signature guarantee if any of the following situations apply:

■  Your redemption is more than $100,000;

■  If you are redeeming shares within 30 days of changing your address or banking instructions;

■  If you want a check in the amount of your redemption to be made payable to someone other than the registered owners on file; or

■  If you want a check in the amount of your redemption to be mailed to a different address.

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BY TELEPHONE:

■  You may redeem your shares by telephone request. Call BFDS at ______________ with instructions on how you wish to receive your sale proceeds.

■  BFDS must receive and confirm a telephone redemption request by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

■  For your protection, BFDS will request personal or other information from you to verify your identity and will [generally] record the calls. Neither the Allstate Funds nor the Adviser, BFDS, Distributor, or other Fund agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on your behalf that BFDS reasonably believes to be genuine.

■  If you have selected electronic funds transfer in your Subscription Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

■  Redemption requests by electronic funds transfer or check may not exceed $100,000 per Fund Account per day.

■  Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

Redemptions in Kind:

■  If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for federal income tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

Redemption by the Allstate Funds:

■  If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount or by using the Automatic Investment Plan.

Frequent Purchases and Redemptions of Fund Shares

The Allstate Funds are designed for long-term investors. The Allstate Funds discourage and do not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in the Allstate Funds, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact the Allstate Funds' net asset value and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact the Allstate Funds' long-term performance by requiring the Allstate Funds to maintain more assets in cash or to liquidate holdings at a disadvantageous time. These risks may be more pronounced for the Allstate Funds investing in securities that are susceptible to pricing arbitrage (e.g., international securities, emerging markets securities and small cap securities).

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures which seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Allstate Funds. These policies and procedures include the following:

■  The Allstate Funds' policy is not to accept knowingly any money intended for the purpose of short-term or excessive trading. Accordingly, you should not invest in the Allstate Funds if your purpose is to engage in short-term or excessive trading, and you should refrain from such practices if you currently own shares of a Fund;

■  The Allstate Funds reserve the right to reject or restrict any purchase order (including

17

exchanges) from any investor for any reason, including excessive, short-term or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Allstate Funds also reserve the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash; and

■  The Allstate Funds may adopt and impose redemption fees if the Board determines that such fees are necessary to minimize or eliminate short-term or excessive trading.

In making the determination to exercise these rights, the Allstate Funds may consider an investor's trading history in the Allstate Funds and accounts under common ownership or control. The Allstate Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Allstate Funds. Accordingly, the Adviser uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders other than those who hold shares through omnibus accounts. Because there is no universally accepted definition of what constitutes short-term or excessive trading, the Allstate Funds will use their reasonable judgment based on all the circumstances.

While the Allstate Funds seek to deter short-term and excessive trading, because the Allstate Funds' policies and procedures involve the exercise of reasonable judgment, the Allstate Funds may not identify or prevent some short-term or excessive trading. Moreover, impositions of trading limitations is triggered by the detection of short-term or excessive trading, and the trading limitations are not applied prior to detecting such trading activity. Therefore, the Allstate Funds' policies and procedures do not prevent such trading before it is detected. As a result, some investors may be able to engage in short-term and excessive trading, while others are prohibited, and the Allstate Funds may experience the adverse effects of short-term and excessive trading described above.

Although the Allstate Funds notify intermediaries of and request that they enforce the Allstate Funds' policy, the Allstate Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Allstate Funds' policy. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Allstate Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Allstate Funds to direct shareholders. The Allstate Funds reserve the right to limit an intermediary's future access to the Allstate Funds, up to and including termination of the selling agreement held with an intermediary. There is no assurance that the Allstate Funds' policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

How the Allstate Funds Value Their Shares

The price of each Fund's shares is based on its net asset value ("NAV"), which, for the Target Maturity Funds, in turn is based on the NAVs of the Underlying Portfolios in which it invests. Each Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Because certain of the Underlying Portfolios may invest in securities that are primarily traded on foreign exchanges that trade on weekends or other days when a Fund does not price its shares, the NAV of a Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

Your order for purchase, sale, or exchange of shares is priced at the next-determined NAV after your order is received in proper form by a Fund.

ALLSTATE LARGE CAP INDEX FUND

For the Allstate Large Cap Index Fund, the market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price. Foreign equity securities that trade in the U.S. are valued as of the close of trading on the primary U.S. exchange or market on which they trade; otherwise, foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. Securities for which a market price is not available or

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the value of which is materially affected by a valuation event which occurred prior to the time when the Fund's NAV is computed, are valued at a fair value as determined in good faith under the supervision of the Board of Trustees and in accordance with the Allstate Funds' valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

OTHER UNDERLYING PORTFOLIOS

This section applies to the Underlying Portfolios except for the Allstate Large Cap Index Fund.

Each Underlying Portfolio, except for the Allstate Large Cap Index Fund, values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Underlying Portfolios' Board of Directors. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. An Underlying Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by an Underlying Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. An Underlying Portfolio may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Underlying Portfolio values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, each Underlying Portfolio believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Underlying Portfolios may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

The Board of Directors of the Underlying Portfolios, except for the Allstate Large Cap Index Fund, has delegated responsibility for valuing each applicable Underlying Portfolio's assets to AllianceBernstein. AllianceBernstein has established a Valuation Committee, which operates under the policies and procedures approved by the applicable Underlying Portfolios' Board, to value each applicable Underlying Portfolio's assets on behalf of the Underlying Portfolio. The Valuation Committee values Underlying Portfolio assets as described above.

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GLOSSARY

This Prospectus uses the following terms.

TYPES OF SECURITIES

Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary Receipts include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity Securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

Interest-only ("IO") securities are debt securities that receive only the interest payments on an underlying debt that has been structured to have two classes, one of which is the IO class and the other of which is the principal-only or PO class, that receives only the principal payments on the underlying debt obligation. POs are similar to, and are sometimes referred to as, zero coupon securities, which are debt securities issued without interest coupons.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A Securities are securities that may be resold under Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or by government-sponsored entities.

RATING AGENCIES AND RATED SECURITIES

Fitch is Fitch Ratings.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P or Fitch, or determined by AllianceBernstein to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

SEC is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

FNMA is the Federal National Mortgage Association.

FHLMC is the Federal Home Loan Mortgage Corporation.

Securities Act is the Securities Act of 1933, as amended.

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DESCRIPTION OF UNDERLYING PORTFOLIOS

Each Target Maturity Fund invests in a combination of Underlying Portfolios. Each Target Maturity Fund's target asset allocation is intended to diversify its investments among various asset classes such as stocks and bonds.

AllianceBernstein does not intend to make frequent tactical adjustments to the target asset mix or to trade actively among Underlying Portfolios, other than the periodic adjustments described above. However, as noted above, AllianceBernstein reserves the right to modify the target allocations and Underlying Portfolio weightings and to substitute other Underlying Portfolios from time to time should circumstances warrant. The following table shows which Underlying Portfolios are expected to be used within each asset class as of _________ __, 2008 and the target allocations for each Target Maturity Fund:

Percentage of Target Maturity Fund Expected to Be
Invested in the Specified Underlying Portfolio as of __________ __, 2008

Current Fund	2050*	2040*	2030*	2020*	2015*	2010*	2005*	10 Years After**	15 Years After**
Asset Class/Underlying Portfolio(s)
Short Duration Bonds
Short Duration Bond	–	–	–	–	–	–	–	18.00	27.50
Bonds
Subtotal	5.00	5.00	5.00	14.00	21.00	28.00	35.00	37.00	37.50
Inflation-Protected Securities	–	–	–	–	4.00	9.00	14.00	15.00	15.00
Intermediate Duration	5.00	5.00	5.00	7.00	10.00	12.00	14.00	19.50	22.50
High-Yield	–	–	–	7.00	7.00	7.00	7.00	2.50	–
REITs
Global Real Estate Investment	5.00	5.00	5.00	10.00	10.00	10.00	10.00	10.00	10.00
Stocks
Subtotal	90.00	90.00	90.00	76.00	69.00	62.00	55.00	35.00	25.00
U.S. Large Cap	48.00	48.00	48.00	41.00	37.00	34.00	31.00	20.50	15.00
Small-Mid Cap Growth	7.50	7.50	7.50	6.00	5.50	4.75	3.75	2.00	1.25
Small-Mid Cap Value	7.50	7.50	7.50	6.00	5.50	4.75	3.75	2.00	1.25
International Growth	13.50	13.50	13.50	11.50	10.50	9.25	8.25	5.25	3.75
International Value	13.50	13.50	13.50	11.50	10.50	9.25	8.25	5.25	3.75

*  As Target Maturity Funds had not yet commenced operations as of __________ __, 2008, the allocations set forth above represent estimated allocations.

**  These allocations are not specific to any Target Maturity Fund, but reflect the expected future allocations of any Target Maturity Fund once it reaches 10 and 15 years after its retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), and credit quality (investment-grade and high yield).

Stock Portfolios

Allstate Large Cap Index Fund seeks to track the performance of the S&P 500, which measures the investment return of U.S. large-capitalization stocks. For additional details please see the "Risk/Return Summary."

AllianceBernstein Global Real Estate Investment Portfolio has an investment objective of seeking total return from a combination of income and long-term growth of capital. This Portfolio invests primarily in equity securities of REITs and other real estate industry companies. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.

This Portfolio's investment policies emphasize investment in real estate companies AllianceBernstein believes have strong property fundamentals and management teams. This Portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

This Portfolio may invest up to 20% of its total assets in mortgage-backed securities, which are securities

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that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property.

AllianceBernstein International Value Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries.

This Portfolio normally invests in companies in at least three countries other than the United States. This Portfolio's investment policies emphasize investment in companies that AllianceBernstein determines to be undervalued. In selecting securities for this Portfolio, AllianceBernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AllianceBernstein International Growth Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio's investment process relies upon comprehensive fundamental company research produced by AllianceBernstein's large research team of analysts covering both developed and emerging markets around the globe. Research-driven stock selection is expected to be the primary driver of returns relative to the Portfolio's benchmark and other decisions, such as country allocation, are generally the result of the stock selection process.

The Portfolio invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The Portfolio's investments include companies that are established as a result of privatizations of state enterprises.

AllianceBernstein Small-Mid Cap Value Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. For these purposes, "small- and mid-cap U.S. companies" are those U.S. companies that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500TM Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500TM Value Index. While the capitalizations of companies in the Russell 2500TM Value Index ranged from $19 million to approximately $7.73 billion as of November 30, 2007, the Portfolio normally will not invest in companies with market capitalizations exceeding $5 billion at the time of purchase. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.

This Portfolio's investment policies emphasize investment in companies that AllianceBernstein determines to be undervalued. In selecting securities for this Portfolio, AllianceBernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. It may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

AllianceBernstein Small-Mid Cap Growth Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. Under normal circumstances, this Portfolio invests at least 80% of its net assets in small- and mid-cap companies. For these purposes, "small- and mid-cap companies" are those U.S. companies that, at the time of investment, have market capitalizations in the greater of the range of companies constituting the Russell 2500TM Growth Index or between $1 and $6 billion. The market capitalizations of companies in the Russell 2500TM Growth Index ranged from $47 million to $18.286 billion as of November 30, 2007. Because the Portfolio's definition of small- to mid-cap companies is dynamic, the upper limit on market capitalization will change with the markets.

Normally, this Portfolio invests in U.S. companies that AllianceBernstein believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. AllianceBernstein relies heavily on the fundamental analysis and research of its internal research staff to select this Portfolio's investments. This Portfolio may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

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Bond Funds

AllianceBernstein Short Duration Bond Portfolio has an investment objective to provide a moderate rate of income that is subject to taxes. This Portfolio invests primarily in investment-grade, U.S. Dollar-denominated debt securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in debt securities. This Portfolio seeks to maintain a relatively short duration of one to three years under normal market conditions. Duration is a measure of sensitivity to interest rates and varies as obligors on debt securities repay their obligations.

This Portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as other securities of U.S. and non-U.S. issuers.

AllianceBernstein Intermediate Duration Bond Portfolio has an investment objective to provide a moderate to high rate of income that is subject to taxes. This Portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as securities of U.S. and non-U.S. issuers. Under normal circumstances, this Portfolio invests at least 80% of its net assets in debt securities. This Portfolio seeks to maintain a relatively longer duration of three to six years under normal market conditions.

The Portfolio may also invest up to 20% of its total assets in debt securities denominated in currencies other than the U.S. Dollar. This Portfolio also may invest up to 20% of its assets in hybrid instruments, which have characteristics of futures, options, currencies and securities.

AllianceBernstein Inflation-Protected Securities Portfolio has an investment objective of seeking a total return that exceeds the rate of inflation over the long term with income that is subject to taxes. This Portfolio invests primarily in U.S. Dollar-denominated inflation-protected securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in inflation-protected securities. The Portfolio's investments in inflation-protected securities include inflation-indexed debt securities of varying maturities issued by U.S. or non-U.S. governments, their agencies or instrumentalities and by corporations, and inflation derivatives. This Portfolio seeks to maintain a duration within three years (plus or minus) of the duration of the Lehman Brothers U.S. TIPS 1-10 year Index, which as of December 14, 2007 was 6.58 years.

Assets not invested in inflation-indexed bonds may be invested in other types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, and mortgage-related securities as well as other securities of U.S. and non-U.S. issuers.

AllianceBernstein High-Yield Portfolio has an investment objective of seeking a high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. This Portfolio invests primarily in high-yield debt securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.

This Portfolio invests in high-yield, below investment grade debt securities, commonly known as "junk bonds." This Portfolio seeks to maximize current income by taking advantage of market developments, yield disparities, and variations in the creditworthiness of issuers.

This Portfolio may invest in U.S. Dollar-denominated and non-U.S. Dollar-denominated foreign fixed-income securities.

ADDITIONAL INVESTMENT PRACTICES

Each of the Underlying Portfolios, including the Allstate Large Cap Index Fund, also may:

■  Write covered put and call options and purchase and sell put and call options on U.S. and non-U.S. securities, currencies, market and financial indices, and other derivatives and financial instruments;

■  Enter into forward commitments, futures contracts, and options on futures contracts with respect to U.S. and non-U.S. securities, currencies, and market and financial indices;

■  Invest in synthetic foreign equity securities;

■  Enter into forward currency exchange contracts;

■  Enter into swap transactions;

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■  Enter into repurchase agreements and reverse repurchase agreements;

■  Enter into standby commitment agreements;

■  Invest in convertible securities;

■  Invest in the securities of supranational agencies and other "semi-governmental" issuers;

■  Make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of the Portfolio's net assets is held as collateral for such sales;

■  Make secured loans of portfolio securities of up to 33 1/3% of its total assets;

■  Invest up to 15% of its total assets in illiquid securities;

■  Invest in depositary receipts, Exchange Traded Funds ("ETFs"), and other derivative instruments representing securities of companies or market indices; and

■  Borrow up to 5% of its assets on a temporary basis and borrow from a bank up to 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, the AllianceBernstein Small-Mid Cap Growth Portfolio and the Allstate Large Cap Index Fund each also may:

■  Invest up to 20% of its total assets in rights and warrants.

The AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio and AllianceBernstein High-Yield Portfolio each also may:

■  Invest in variable, floating, and inverse floating rate investments; and

■  Invest in zero coupon and interest-only or principal-only securities.

Future Developments

An Underlying Portfolio may take advantage of other investment practices that are not currently contemplated for use by the Underlying Portfolios, or are not available but may yet be developed, to the extent such investment practices are consistent with the Underlying Portfolio's investment objective and legally permissible for the Underlying Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Underlying Portfolio Turnover

Each of the Underlying Portfolios, except for the Allstate Large Cap Index Fund, is actively managed and, in some cases in response to market conditions, an Underlying Portfolio's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Underlying Portfolio and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders for federal income tax purposes as ordinary income.

Temporary Defensive Position

For temporary defensive purposes to attempt to respond to adverse market, economic, political or other conditions, an Underlying Portfolio may invest, without limit, in certain types of short-term, liquid, high grade or high quality debt securities and in lower-rated securities and convertible securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of debt securities including notes and bonds. Such securities also may include foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While an Underlying Portfolio invests for temporary defensive purposes, it may not meet its investment objective.

Portfolio Holdings

A description of the Allstate Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Allstate Funds' SAI and [on our website at __________.]

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MANAGEMENT OF THE ALLSTATE FUNDS

Investment Adviser

Each Fund's investment adviser is Allstate Financial Advisors, LLC, 3100 Sanders Road, Suite J5, Northbrook, Illinois 60062. The Adviser is a wholly owned Delaware subsidiary of Allstate Life Insurance Company and is ultimately owned by The Allstate Corporation. The Adviser was formed in 2007 and has a limited operating history as of the date of this prospectus.

The Adviser manages the Allstate Funds selecting one or more subadvisers to manage the Allstate Funds' portfolios. The Adviser is responsible for identifying and selecting subadvisers subject to shareholder approval. The Adviser also monitors the performance of such subadvisers. As the investment adviser to each Fund, the Adviser is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, the Adviser pays the subadviser of a Fund. For these advisory services, each Fund will pay the Adviser a fee as a percentage of average daily net assets at an annualized rate as shown in the table below.

Allstate Funds	Management Fee (as a percentage of average daily net assets)
Allstate 2005 Target Maturity Fund	0.85%
Allstate 2010 Target Maturity Fund	0.85%
Allstate 2015 Target Maturity Fund	0.85%
Allstate 2020 Target Maturity Fund	0.85%
Allstate 2030 Target Maturity Fund	0.85%
Allstate 2040 Target Maturity Fund	0.85%
Allstate 2050 Target Maturity Fund	0.85%
Allstate Large Cap Index Fund	____%

[The Adviser] has contractually agreed [to waive a portion of its advisory fees and/or] reimburse a portion of the Fund's operating expenses as shown in the expense tables beginning on page __of this Prospectus. This agreement to limit expenses extends through _______, 200_. The [Adviser] may also recoup the amount of any [advisory fee waived or] expense reimbursed within three years after the year in which the [Adviser] incurred the expense if the recoupment does not exceed the expense limitation.

The Adviser has engaged AIMCO as subadviser to manage the investment portfolio of the Allstate Large Cap Index Fund. The Adviser has engaged AllianceBernstein to manage the investment portfolios of the Target Maturity Funds. A discussion regarding the Board of Trustees of the Allstate Funds basis for approving the investment advisory agreements and subadvisory agreements will be available in the [annual/semi-annual] report dated ______ __, 2008.

Subadvisers

Allstate Investment Management Company, an affiliate of the Adviser, is located at 3075 Sanders Road, Suite G3A, Northbrook, Illinois 60062. AIMCO is a wholly owned subsidiary of Allstate Non-Insurance Holdings Inc., which is a wholly owned subsidiary of The Allstate Corporation. AIMCO was formed in 1987 and as of September 30, 2007 managed approximately $8,350,000,000 in assets for affiliated entities, retirement plans for Allstate employees and pooled investment vehicles for third party investors.

Each Target Maturity Fund's subadviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105. AllianceBernstein is a leading international investment adviser managing client accounts with assets as of __________ __, 2007 totaling approximately $___ billion (of which approximately $___ billion represented assets of investment companies). As of ___________ __, 2007, AllianceBernstein managed retirement assets for many of the largest public and private employee benefit plans (including 47 of the nation's FORTUNE 100 companies), for public employee retirement funds in 37 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 41 registered investment companies managed by AllianceBernstein, comprising 121 separate investment portfolios, currently have approximately 3.8 million shareholder accounts.

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Portfolio Managers

The portfolio managers of the Allstate Large Cap Index Fund and their principal occupation during the past five (5) years are as follows:

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Christopher Fiorito; since inception; Head Equity Trader & Portfolio Manager, Equity Index Products of AIMCO and Allstate Investments, LLC	Head Equity Trader of AIMCO and Allstate Investments LLC, with which he has been associated in a substantially similar capacity to his current position since prior to 2003.

Daniel J. Rivera, CFA; since inception; Managing Director of AIMCO and Allstate Investments LLC.	Managing Director of Equities for AIMCO and Allstate Investments, LLC, with which he has been associated in a substantially similar capacity to his current position since 2004. Prior to 2004, Mr. Rivera was Vice President American Express Co.

Chelsea Smith; since inception; Trader Equity Investments of AIMCO and Allstate Investments, LLC	Equity Trader AIMCO and Allstate Investments LLC, with which she has been associated in a substantially similar capacity to her current position since prior to 2003.

The management of and investment decisions for the Target Maturity Funds are made by AllianceBernstein's Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on the AllianceBernstein growth, value and fixed-income investment teams and, in turn, the fundamental research of the AllianceBernstein large internal research staff. No one person is principally responsible for coordinating the Target Maturity Funds.

The following table lists the five persons within the Blend Investment Policy Team with the most significant responsibility for day-to-day management of the Target Maturity Funds, the length of time that each person has been jointly and primarily responsible for the Target Maturity Funds and each person's principal occupation during the past five years:

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Thomas J. Fontaine; since inception; Senior Vice President of AllianceBernstein	Senior Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003.

Mark A. Hamilton; since inception; Senior Vice President of AllianceBernstein	Senior Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003.

Joshua Lisser; since inception; Senior Vice President of AllianceBernstein	Senior Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003.

Seth J. Masters; since inception; Executive Vice President of AllianceBernstein	Executive Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003.

Christopher H. Nikolich; since inception; Senior Vice President of AllianceBernstein	Senior Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Allstate Funds is available in the SAI.

26

DIVIDENDS, DISTRIBUTIONS AND TAXES

Because each Fund intends to qualify, and will elect to be treated as a regulated investment company for federal income tax purposes, the Allstate Funds will generally not pay federal income tax on the income and gains that they distribute to you.

A Fund's income from certain dividends, interest and any net realized short-term capital gains are paid to shareholders as dividends. A Fund's income from certain qualifying dividends, designated as such by the Fund, will be paid to shareholders as "qualified dividend income." Net realized long-term capital gains are paid to shareholders as capital gains distributions. Dividends and capital gain distributions are normally declared in December and paid in December or January. Any dividends and distributions declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated for federal income tax purposes as paid on December 31 of the calendar year in which they are declared.

Dividends and capital gains distributions are automatically reinvested in additional shares of the Fund, unless you elect to receive them in cash. Except for those shareholders exempt from federal income taxation, dividends and capital gain distributions will be taxable to shareholders, whether paid in cash or reinvested in additional shares of the Allstate Funds. You will be notified annually as to the federal income tax status of dividends and capital gains distributions. Such dividends and distributions may also be subject to state, local and foreign taxes.

Net capital gain distributions (net gains relating to capital assets held by a Fund for more than 12 months less any net short-term capital losses for the year) are taxable to shareholders as long-term capital gain regardless of how long you have held shares of the Fund. For federal income tax purposes, net capital gain distributions made to individual and other noncorporate shareholders are currently taxed at rates up to 15% (which rates will increase to 20% for taxable years beginning after December 31, 2010). Dividends representing certain net investment income and net realized short-term capital gains are taxed as ordinary income at federal income tax rates up to 35% for individuals. Dividends representing "qualified dividend income," however, are currently taxed to individuals and other noncorporate shareholders at federal income tax rates up to 15%, provided certain holding period and other requirements are satisfied, although this favorable treatment for qualified dividend income is set to expire for taxable years beginning after December 31, 2010.

Generally, the character of the dividends and distributions the Target Maturity Funds receive from the Underlying Portfolios will pass through to shareholders, subject to certain exceptions, as long as the Target Maturity Fund and Underlying Portfolio each qualify as a regulated investment company for federal income tax purposes. If a Target Maturity Fund receives dividends from an Underlying Portfolio that qualifies as a regulated investment company and the Underlying Portfolio designates such dividends as qualified dividend income, then the Target Maturity Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Target Maturity Fund meets certain holding period and other requirements with respect to the shares of the Underlying Portfolio. Dividends received from certain foreign corporations and from most REITs are not expected to qualify for treatment as qualified dividend income. The use of a fund-of-funds structure could affect the amount, timing and type of dividends and distributions paid by the Target Maturity Funds and, therefore, may increase the amount of taxes payable by shareholders of the Target Maturity Funds.

A shareholder's redemption of a Fund's shares, whether it be an outright redemption or through an exchange into another Fund, will generally be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between the amount received for such shares and their adjusted tax basis in the shares redeemed. If such shares are held as a capital asset at the time of sale, the gain or loss generally will be a capital gain or loss and will generally constitute long-term capital gain or loss if the redeemed shares were held for more than one year.

Distributions to Retirement Plans. Fund distributions received by your qualified retirement plan (for example, a 401(k) plan or IRA) are generally tax deferred. This means that you are not required to report Fund distributions on your federal income tax return in the year paid by the Fund, but,

27

rather, when your plan makes payments to you. Special rules apply to payments from Roth IRAs and Coverdell Education Savings Accounts.

"Buying a Dividend." Dividends and distributions are paid to shareholders as of the record date for the dividend or distribution of a Fund. Dividends and capital gains awaiting distribution are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the dividend or distribution, net of any subsequent market fluctuations. You should be aware that dividends and distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations. If you purchase shares of a Fund shortly before or on the record date of a dividend or distribution, you will pay the full price for the shares and may receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." Of course, a Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable dividends and distributions. Such dividends and distributions can occur even in a year when a Fund has a negative return.

Unless your account is set up as a tax-deferred account, dividends and distributions paid to you will be included in your gross income for federal income tax purposes, even though you may not have participated in the increase in NAV of a Fund and whether or not you reinvest the dividends.

Backup Withholding. When you open an account, Internal Revenue Service ("IRS") regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS regulations. If you fail to provide your TIN or the proper tax certifications, each Fund is required to withhold 28% of all the distributions (including dividends and capital gain distributions) and redemption proceeds paid to you. Each Fund is also required to begin backup withholding on your account if the IRS instructs it to do so. Amounts withheld may be applied to your federal income tax liability and you may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

Foreign Taxes. Dividends, interest, and some capital gains received by the Underlying Portfolios, including the Allstate Large Cap Index Fund, on foreign securities may be subject to foreign tax withholding or other foreign taxes. Any foreign taxes paid or accrued by an Underlying Portfolio will represent an expense to the Underlying Portfolio and may reduce the returns of the Target Maturity Funds that invest in the Underlying Portfolio, or in the case of the Allstate Large Cap Index Fund, may reduce the returns of that Fund. It is not anticipated that any of the Allstate Funds will qualify to pass through to shareholders foreign taxes paid by the Allstate Funds or Underlying Portfolios.

The foregoing discussion is only a general summary of certain federal income tax laws and their effect on shareholders. You are advised to consult your own tax adviser as to the federal, state, local and/or foreign tax consequences of owning shares of each Fund with respect to your specific circumstances before investing in a Fund. For a more detailed discussion of federal income tax consequences, see the SAI – "Federal Income Tax Matters."

FINANCIAL HIGHLIGHTS

The Allstate Funds are new and do not have an operating history. Information will be included in the Allstate Funds' next [annual/semi-annual] report.

28

GENERAL INFORMATION

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law.

During drastic economic or market developments, you might have difficulty in reaching BFDS by telephone, in which event you should issue written instructions to BFDS. BFDS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. BFDS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. BFDS offers a variety of shareholder services. For more information about these services or your account, call BFDS's toll-free number, ___-___-____. Some services are described in the Subscription Application.

Householding. Many shareholders of the Allstate Funds have family members living in the same home who also own shares of the same Allstate Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund and to reduce expenses of the Fund, all Allstate Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding," does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call BFDS at ___-___-____.

For more information about the Allstate Funds, the following documents are available upon request:

• Annual/Semi-Annual Reports To Shareholders

Each Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

• STATEMENT OF ADDITIONAL INFORMATION (SAI)

The Allstate Funds have an SAI, which contains more detailed information about each Fund, including operations and investment policies. The SAI is incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report, when available, or SAI, or make inquiries concerning the Allstate Funds, by contacting your broker or other financial intermediary, by contacting the Adviser or by contacting BFDS:

By Mail:	c/o Allstate Financial Advisors, LLC

By Phone:	For Information: (___) ___-____ For Literature: (___) ___-____

Or you may view or obtain these documents from the SEC:

■  Call the SEC at 1-202-551-8090 for information on the operation of the Public Reference Room.

■  Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

■  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

You also may find these documents and more information about the Adviser and the Allstate Funds on the Internet at: www.________.com.

[___________® and the __ Logo are registered trademarks and service marks used by permission of the owner, _____________.]

Investment Company Act File Number: 811-_________

29

This information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to completion—dated January 9, 2008

PROSPECTUS  |  _____________ __, 2008

Allstate Financial Investment Trust

Allstate 2005 Target Maturity Fund
Allstate 2010 Target Maturity Fund
Allstate 2015 Target Maturity Fund

Class GA, Class GC and Class GI Shares

Each Allstate Target Maturity Fund seeks the highest total return over time consistent with its asset mix. The asset mix in each Allstate Target Maturity Fund will emphasize capital growth for periods further from retirement and capital preservation and income for periods nearer to and after retirement (which, for example, is the case for the Allstate 2005 Target Maturity Fund). All Allstate Target Maturity Funds will eventually have a static asset allocation mix fifteen years after the target retirement year.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered

▶  Are Not FDIC Insured

▶  May Lose Value

▶  Are Not Bank Guaranteed

The investment adviser for the Allstate 2005 Target Maturity Fund, Allstate 2010 Target Maturity Fund and Allstate 2015 Target Maturity Fund (the "Target Maturity Funds" or "Allstate Funds") is Allstate Financial Advisors, LLC (the "Adviser"), an SEC registered investment adviser and a Delaware subsidiary of Allstate Life Insurance Company.

G Share Classes

The G share classes (Classes GA, GC and GI) explained in this Prospectus can only be purchased in conjunction with the purchase/acceptance of a Guaranteed Lifetime Withdrawal Benefit Certificate ("Guaranteed Benefit Certificate") issued by Allstate Life Insurance Company. Please refer to the Guaranteed Benefit Certificate prospectus that accompanies this Prospectus for detailed information including eligibility criteria.

The G share classes are only available on the Allstate 2005, 2010 and 2015 Target Maturity Funds. However, all of the Allstate Target Maturity Funds (2005, 2010, 2015, 2020, 2030, 2040 and 2050) are for sale under separate share classes (Classes A, C and I), which are not eligible for purchase in combination with the purchase of the Guaranteed Lifetime Withdrawal Benefit. Please refer to the Allstate Financial Investment Trust prospectus for non-G Shares for information on these share classes. Asset allocation tables and charts in this Prospectus reflect allocations associated with all of the Target Maturity Funds offered by the Allstate Financial Investment Trust.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Allstate Funds. This summary describes the Allstate Funds' objectives, principal investment strategies, principal risks, and fees.

More details regarding the Allstate Funds can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest.

You should also consider the following:

■  You may lose money by investing in a Fund.

■  An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Target Maturity Funds

Investment Objective

The investment objective of each Target Maturity Fund is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Fund's investment objective may be changed without a shareholder vote.

Principal Investment Strategies

Each Target Maturity Fund will seek to achieve its objective by investing in a combination of portfolios of The AllianceBernstein Pooling Portfolios and the Allstate Large Cap Index Fund representing a variety of asset classes and investment styles (the "Underlying Portfolios"). Each Target Maturity Fund is managed to the specific year of planned retirement included in its name (the "retirement year"). The Target Maturity Funds' asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the "target year") at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After the retirement date of a Target Maturity Fund, that Target Maturity Fund's asset mix seeks to minimize the likelihood that an investor in that Target Maturity Fund experiences a significant loss of capital at a more advanced age. The asset mix will continue to change with an increasing exposure to investments in fixed-income securities and short-term bonds until 15 years after a Target Maturity Fund's retirement date. Thereafter, the target asset allocation for that Target Maturity Fund will generally be fixed. The static allocation of a Target Maturity Fund's asset mix will be 27.5% short-duration bonds, 37.5% fixed-income securities, 25% equities and 10% real estate investment trusts ("REITs").

The Adviser has engaged AllianceBernstein, L.P. ("AllianceBernstein") as subadviser to manage the investment portfolio of each Target Maturity Fund. AllianceBernstein will allow the relative weightings of a Target Maturity Fund's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, AllianceBernstein will generally rebalance the portfolio toward the target asset allocation for that Target Maturity Fund. However, there may be occasions when those ranges will expand to 10% of

1

the Target Maturity Fund's portfolio due to, among other things, appreciation of one of the asset classes.

The following chart shows each Target Maturity Fund's target allocation for the various asset classes as of the date of this Prospectus.

Target Maturity Funds
Asset Allocation by Retirement Year

Years Before/After Retirement	50	40	30	20	15	10	5	Retirement	5 Years After	10 Years After	15 Years After
Asset Class
Short Duration Bonds	—	—	—	—	—	—	—	—	9.0	18.0	27.5
Fixed-Income Securities (Bonds)	5.0	5.0	5.0	7.0	14.0	21.0	28.0	35.0	36.0	37.0	37.5
Real Estate Investment Trusts	5.0	5.0	5.0	10.0	10.0	10.0	10.0	10.0	10.0	10.0	10.0
Equity Securities (Stocks)	90.0	90.0	90.0	83.0	76.0	69.0	62.0	55.0	45.0	35.0	25.0

These allocations are not specific to any current Target Maturity Fund, but reflect the expected future allocations of any Target Maturity Fund once it reaches 10 and 15 years after its target retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

2

Target Maturity Fund Asset Allocation

The following chart illustrates how the asset mix of the Target Maturity Funds will vary over time. In general, the asset mix of each strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.

Principal Risks

You could lose money by investing in any of the Target Maturity Funds. There can be no assurance that a Fund's investment objective will be achieved.

The value of your investment in a Target Maturity Fund will change with changes in the values of that Target Maturity Fund's investments in the Underlying Portfolios. Many factors can affect those values. In the "Summary of Principal Risks" Section, we describe principal risks that may affect a Target Maturity Fund's investments as a whole. The degree to which the principal risks apply to a particular Target Maturity Fund varies according to the Target Maturity Fund's asset allocation. In general, a Target Maturity Fund with a later retirement year is expected to be more volatile, and thus riskier, than a Target Maturity Fund with an earlier retirement year. A Target Maturity Fund that has achieved its retirement year and thereafter would be expected to be the least volatile of the Target Maturity Funds. These principal risks apply to the Target Maturity Funds: fund-of-funds risk, market, interest rate, credit, inflation, foreign (non-U.S.), emerging market, currency, capitalization, real estate investment trust, focused portfolio, derivatives and leverage and management risks.

Each Target Maturity Fund's principal risks will change depending on the asset mix of the Underlying Portfolios. This Prospectus includes more information about the Underlying Portfolios, their investments, and related risks under "Description of Underlying Portfolios" below.

Performance and Bar Chart Information

The Allstate Funds are new and do not have a full calendar year of operations. Performance information will be included in the Allstate Funds' first [annual/semi-annual] report.

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FEES AND EXPENSES OF THE ALLSTATE FUNDS

WHY ARE FUND FEES AND EXPENSES IMPORTANT?

Fees and expenses reduce the investment performance of a Fund. The information provided below is intended to help you understand what these fees and expenses are and provides examples of the dollar amount of these costs to help you make comparisons with other funds. Some of these fees are paid, under certain circumstances, at the time you redeem or sell your shares back to the Fund. You pay other fees and expenses indirectly because they are deducted from a Fund's assets and reduce the value of your shares. These fees include management fees, distribution (Rule 12b-1) fees, and operating expenses.

Shareholder Fees
(fees paid directly from your investment)

	Class GA Shares	Class GC Shares	Class GI Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%(a)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None(a)	1.00%	None
Exchange Fee	None	None	None
Redemption Fee	None	None	None

(a)  Class GA sales charges may be reduced or eliminated in certain circumstances, typically for large purchases. In some cases, however, a 1%, 1-year contingent deferred sales charge, or CDSC, may apply. CDSCs for Class GA shares may also be subject to waiver in certain circumstances. See "The Different Share Class Expenses" in this Prospectus and ["________________"] in the Statement of Additional Information ("SAI").

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) AND EXAMPLES

Each Fund's operating expense table shows the fees and expenses (including the pro rata share of expenses of the Underlying Portfolios, if applicable) that you may pay if you buy and hold shares of a Fund. The examples are hypothetical and are intended to help you compare the cost of investing in the Allstate Funds with the cost of investing in other funds. They assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's and Underlying Portfolios', if applicable, operating expenses stay the same, and that all dividends and distributions are reinvested. Each Fund's expenses reflect contractual [waivers and] reimbursements for applicable periods. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the examples would be:

Allstate 2005 Target Maturity Fund

Operating Expenses
	Class GA		Class GC		Class GI
Management Fees	.	__%	.	__%	.	__%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		None
Other Expenses	%		%		%
Total Fund Operating Expenses (Before Waiver)%			%		%
Waiver and/or Expense Reimbursement(a)	( )%		( )%		( )%
Net Expenses(b)	1.25%		2.00%		0.95%
Acquired Fund Fees and Expenses (Underlying Portfolios)(c)%			%		%
Total Fund Operating Expenses	.	__%	.	__%	.	__%

Examples
	Class GA	Class GC+	Class GC++	Class GI
After 1 year	$_____	$_____	$_____	$_____
After 3 years*	_____	_____	_____	_____

Please refer to the footnotes on page __.

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Allstate 2010 Target Maturity Fund

Operating Expenses
	Class GA		Class GC		Class GI
Management Fees	.	__%	.	__%	.	__%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		None
Other Expenses	%		%		%
Total Fund Operating Expenses (Before Waiver)%			%		%
Waiver and/or Expense Reimbursement(a)	( )%		( )%		( )%
Net Expenses(b)	1.25%		2.00%		0.95%
Acquired Fund Fees and Expenses (Underlying Portfolios)(c)%			%		%
Total Fund Operating Expenses	.	__%	.	__%	.	__%

Examples
	Class GA	Class GC+	Class GC++	Class GI
After 1 year	$_____	$_____	$_____	$_____
After 3 years*	_____	_____	_____	_____

Please refer to the footnotes on page __.

Allstate 2015 Target Maturity Fund

Operating Expenses
	Class GA		Class GC		Class GI
Management Fees	.	__%	.	__%	.	__%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		None
Other Expenses	%		%		%
Total Fund Operating Expenses (Before Waiver)%			%		%
Waiver and/or Expense Reimbursement(a)	( )%		( )%		( )%
Net Expenses(b)	1.25%		2.00%		0.95%
Acquired Fund Fees and Expenses (Underlying Portfolios)(c)%			%		%
Total Fund Operating Expenses	.	__%	.	__%	.	__%

Examples
	Class GA	Class GC+	Class GC++	Class GI
After 1 year	$_____	$_____	$_____	$_____
After 3 years*	_____	_____	_____	_____

*  These examples assume that the [Adviser's] agreement to [waive advisory fees and/or] reimburse the Allstate Funds' expenses is in effect through ________________ _____, 200___.

+  Assumes redemption at the end of the period.

++  Assumes no redemption at the end of the period.

(a)  Reflects the [Adviser's] contractual [waiver of a portion of its advisory fees and/or] reimbursement of a portion of the Fund's operating expenses. This agreement extends through __________ __, 200_. The [Adviser] may recoup the amount of any [advisory fee waived or] expense reimbursed within three years after the year in which the [Adviser] incurred the expense if the recoupment does not exceed the expense limitation.

(b)  Based on estimated expenses for the initial fiscal year.

(c)  "Acquired Fund Fees and Expenses" are based upon the expected allocation of the Target Maturity Fund's assets among the Underlying Portfolios as of the date of this Prospectus. "Acquired Fund Fees and Expenses" will vary with the changes in the expenses of the Underlying Portfolios, as well as allocation of the Target Maturity Fund's assets, and may be higher or lower than those shown above.

5

SUMMARY OF PRINCIPAL RISKS

FUND-OF-FUNDS RISK

The Target Maturity Funds invest in the Underlying Portfolios. Shareholders of a Target Maturity Fund bear their proportionate share of the Underlying Portfolios' fees and expenses as well as their share of their Fund's fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying Portfolios and may be higher than mutual funds that invest directly in stocks and bonds. Also, the Target Maturity Funds may be prevented from fully allocating assets to certain Underlying Portfolios due to fund-of-funds investment limitations.

MARKET RISK

This is the risk that the value of an Underlying Portfolio's investments will fluctuate as the stock or bond markets fluctuate and prices overall may decline over short- or long-term periods. Each Fund is subject to this risk, particularly those Target Maturity Funds with a higher asset allocation to Underlying Portfolios that invest in common stocks. This includes the risk that a particular style of investing, such as growth or value, may be under-performing the stock market generally.

INTEREST RATE RISK

Changes in interest rates will affect the value of an Underlying Portfolio's investments in fixed-income securities. When interest rates rise, the value of an Underlying Portfolio's investments tends to fall and this decrease in value may not be offset by higher interest income from new investments. Interest rate risk is generally greater for those Target Maturity Funds with higher asset allocations to Underlying Portfolios that invest in fixed-income securities with longer maturities or durations.

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. Investments in fixed-income securities with lower credit ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. This risk is greater for those Target Maturity Funds with higher asset allocations to Underlying Portfolios that invest in fixed-income securities.

INFLATION RISK

This is the risk that the value of assets or income from an Underlying Portfolio's investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value distributions. Each Fund is subject to this risk.

FOREIGN (NON-U.S.) RISK

An Underlying Portfolio's investments in securities of non-U.S. issuers may experience more rapid and extreme changes in value than investments in securities of U.S. companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies typically representing a small number of industries. Non-U.S. issuers usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect an Underlying Portfolio's investments in a country other than the United States. To the extent an Underlying Portfolio invests in a particular country or geographic region, the Underlying Portfolio may have more significant risk due to market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions. This risk is greater for those Target Maturity Funds with higher asset allocations to Underlying Portfolios that invest in non-U.S. issuers. Each Fund is subject to this risk.

EMERGING MARKET RISK

Foreign investment risk may be particularly high to the extent an Underlying Portfolio invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

CURRENCY RISK

This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign (non-U.S.) currencies may negatively affect the value of an Underlying Portfolio's investments or reduce the

6

returns of an Underlying Portfolio. This risk is greater for those Target Maturity Funds with higher asset allocations of Underlying Portfolios that invest in non-U.S. issuers. Each Fund is subject to this risk.

CAPITALIZATION RISK

This is the risk of investments in small- to mid-capitalization companies. Investments in small- and mid-cap companies tend to be more volatile than investments in large-cap companies. Investments in small-cap companies tend to be more volatile than investments in mid- or large-cap companies. An Underlying Portfolio's investments in smaller capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources. This risk is greater for those Target Maturity Funds with higher asset allocations to Underlying Portfolios that invest in small- and mid-cap companies.

REAL ESTATE INVESTMENT TRUST RISK

REITs are subject to a variety of factors affecting the real estate market generally, such as economic conditions, overbuilding, mortgage rates and availability. In addition, REITs have additional risks because REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. All Target Maturity Funds are subject to this risk because they invest in the Real Estate Investment Portfolio.

FOCUSED PORTFOLIO RISK

Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Underlying Portfolio's net asset value. All Target Maturity Funds are subject to this risk because they invest in Underlying Portfolios, such as the International Growth Portfolio, that emphasize investments in a smaller number of companies.

DERIVATIVES AND LEVERAGE RISK

An Underlying Portfolio may use derivatives and other leveraging techniques. These investment strategies may be riskier than other investments and may result in greater volatility for the Target Maturity Funds, particularly in periods of market declines. All Target Maturity Funds are subject to this risk.

MANAGEMENT RISK

All Target Maturity Funds are subject to management risk because each Underlying Portfolio, except the Allstate Large Cap Index Fund, is an actively managed investment portfolio. The subadviser for an Underlying Portfolio will apply its investment techniques and risk analyses in making investment decisions for the Underlying Portfolio that it subadvises, but there can be no guarantee that its decisions will produce the intended result.

LARGE CAP STYLE RISK

This is the risk that an Underlying Portfolio's returns from large-capitalization stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better—or worse—than the stock market in general. These periods have, in the past, lasted for as long as several years.

TRACKING RISKS

This is the risk that an Underlying Portfolio, the Allstate Large Cap Index Fund, will not be able to replicate exactly the performance of the index it tracks due to an imperfect correlation in the Fund's securities and those in its index, transaction costs, management fees and availability of securities comprising the index.

7

INVESTING IN THE ALLSTATE FUNDS

This section discusses how to buy, sell or redeem, or exchange different classes of shares in a Fund that are offered in this Prospectus. The Allstate 2005 Target Maturity Fund, Allstate 2010 Target Maturity Fund and Allstate 2015 Target Maturity Fund each offer three classes of shares through this Prospectus (Class GA, Class GC and Class GI). Each Fund offers three additional classes of shares through another prospectus (Class A, Class C and Class I). That prospectus also offers five other funds that are part of the Allstate Funds family.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different ongoing distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" and "The Pros and Cons of Different Share Classes" below. Keep in mind that only Class GA shares offer Quantity Discounts on sales charges, as described more fully under "Sales Charge Reduction Programs" below.

How to Buy Shares

Classes GA, GC and GI may only be purchased in conjunction with the purchase/acceptance of a Guaranteed Benefit Certificate issued by Allstate Life Insurance Company. The purchase of the Guaranteed Benefit Certificate is limited to investors aged 50 to 80 and requires residing in a state that has approved the Certificate. Please refer to the Guaranteed Benefit Certificate prospectus that accompanies this Prospectus for more detailed information on how to purchase this benefit.

Class GA and Class GC

You may purchase a Fund's Class GA or Class GC shares through your financial adviser.

Purchase Minimums and Maximums

Minimums:*

—Initial:	$2,500
—Subsequent:	$50

*  These purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program and to some retirement-related investment programs. Please see "Automatic Investment Program" [and "Employee Benefit Plans"] below. Additionally, these investment minimums do not apply to persons participating in a fee-based program sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by Boston Financial Data Services, Inc. ("BFDS").

Maximum Individual Purchase Amount:

—Class GA shares:	$1,000,000	*
—Class GC shares:	$1,000,000	**

*  Or such larger amount as may be permitted by Allstate Distributors, LLC

**  Or such lesser amount as may be defined by your financial adviser

Class GI Shares

You may purchase Class GI shares through your financial adviser at NAV. Class GI shares may be purchased and held solely:

■  through accounts established under a program or platform, sponsored and maintained by a registered broker-dealer or other financial adviser approved by Allstate Distributors, LLC (the "Distributor"); or

■  through a qualified employee benefit plan (e.g., a 401(k) plan) that purchases shares directly without the involvement of a financial adviser.

Purchase Minimums and Maximums

Minimums:

—Initial:	$1,000,000

Buying Shares Through Your Broker or Financial Adviser

In order for you to receive the next-determined net asset value ("NAV"), less any applicable initial sales charge, you must submit your purchase request to your broker or financial adviser in time for review by your broker or financial adviser. Your broker or financial adviser must complete its review and submit your request to the Fund by 4:00 p.m. Eastern time. Accordingly, your investment may not be made at the NAV on the day you submit your order to your broker or financial adviser.

Buying Shares Directly from a Fund by Mail:

■  To open a new account by mail, make out a check for the amount of your investment, payable to the Allstate Financial Investment Trust. Complete the Subscription Application

8

[included with this Prospectus] and mail the completed Application and the check to:

Boston Data Financial Services, Inc.
[Insert address]

■  To purchase additional shares, make out a check for the amount of your investment, payable to the Allstate Financial Investment Trust. Mail the check, together with a letter that specifies the Fund name, the account number and the name in which the account is registered to:

Boston Data Financial Services, Inc.
[Insert address]

BY TELEPHONE/WIRE:

■  If you are an existing Fund shareholder and you have completed the appropriate section of the Subscription Application, you may purchase additional shares by telephone with payment by electronic funds transfer in amounts not exceeding $500,000. BFDS must receive and confirm telephone requests before 4:00 p.m., Eastern time, to receive that day's public offering price. Call ______to arrange a transfer from your bank account.

Required Information

Each Fund is required by law to obtain, verify and record certain personal information from you or persons acting on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Fund may also ask to see other identifying documents. If you do not provide the information, the Fund will not be able to open your account. If a Fund is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Fund believes it has identified potential criminal activity, that Fund reserves the right to take action as it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or resident alien, your account must be affiliated with a Financial Industry Regulatory Authority ("FINRA") member firm.

Each Fund is required to withhold 28% of taxable dividends, capital gains distributions, and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number. To avoid this, you must provide your correct tax identification number (social security number for most investors) on your Subscription Application.

General

Your initial application and later requests for transactions will not be processed until they are received in good order. Good order means that your application is properly completed or your transaction request includes your Fund account number, the amount of the transaction (in dollar or shares), signatures of all owners as registered on the account and any supporting legal documentation that may be required.

The Distributor may refuse any order to purchase shares. Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

The Allstate Funds do not issue share certificates.

All purchases should be made by check or wire in U.S. dollars and made payable to the Allstate Financial Investment Trust, [or in the case of a retirement account, the custodian or trustee of such account.] Third party checks generally will not be accepted. When purchases are made by check or periodic account investment, the Allstate Funds may delay sending redemption proceeds until they determine that collected funds have been received for the purchase of such shares, which may be up to 15 calendar days.

The Different Share Class Expenses

This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service fees (Rule 12b-1 fees), initial sales charges and/or CDSCs. Please see below for a discussion of how CDSCs are calculated. Only Class GA shares offer Quantity Discounts, as described below under "Sales Charge Reduction Programs."

WHAT IS A RULE 12B-1 FEE?

A Rule 12b-1 fee is a fee deducted from a Fund's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in the fee table near the front of this Prospectus.

9

ASSET-BASED SALES CHARGES OR DISTRIBUTION AND/OR SERVICE (RULE12B-1) FEES.

Each Fund has adopted a plan under SEC Rule 12b-1 that allows a Fund to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of a Fund's shares is:

Distribution and/or Service (Rule 12b-1) Fee (As a Percentage of Aggregate Average Daily Net Assets)
Class GA	.25%
Class GC	1.00%
Class GI	None

Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class GC shares are subject to higher Rule 12b-1 fees than Class GA shares. The higher fees mean a higher expense ratio, so Class GC shares pay correspondingly lower dividends and may have a lower NAV (and returns) than Class GA shares. All or some of these fees may be paid to financial intermediaries, including your financial adviser's firm.

Class GA Shares – Initial Sales Charge Alternative

You can purchase Class GA shares at their public offering price (or cost), which is NAV plus an initial sales charge of up to 5.50% of the offering price. Purchases of Class GA shares in the amount of $1,000,000 or more are not subject to a sales charge but, if redeemed within one year, may be subject to a CDSC of up to 1%. Subject to the terms of the Guaranteed Benefit Certificate, you may exchange your Class GA shares in a Fund for Class A shares of the same Fund without being subject to a sales charge.

Class GC Shares – Asset-Based Sales Charge Alternative

You can purchase Class GC shares at NAV without an initial sales charge. This means that the full amount of your purchase is invested in the Fund. Your investment, however, is subject to a 1% CDSC if you redeem your shares within 1 year. Subject to the terms of the Guaranteed Benefit Certificate, you may exchange your Class GC shares for Class C shares of the same Fund without being subject to a 1% CDSC. The 1 year period for the CDSC begins with the date of your original purchase, not the date of the exchange from the Class GC shares.

HOW IS THE CDSC CALCULATED?

The CDSC is applied to the lesser of NAV at the time of redemption or the original cost of shares being redeemed (or, as to Fund shares acquired through an exchange, the cost of the Fund shares originally purchased for cash). This means that no sales charge is assessed on increases in NAV above the initial purchase price. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. In determining the CDSC, it will be assumed that the redemption is, first, of any shares not subject to a CDSC and, second, of shares held the longest.

Class GI Shares

Class GI shares are not subject to any initial or contingent sales charges. However, when you purchase Class GI shares through your financial adviser, your financial adviser may charge you a fee. See "How to Buy Shares" above.

Sales Charge Reduction Programs

This section includes important information about sales charge reduction programs available to investors in Class GA shares and describes information or records you may need to provide to a Fund or your financial intermediary in order to be eligible for sales charge reduction programs.

Information about sales charge reduction programs also is available free of charge and in a clear and prominent format on our website at _______________________________________.

Required Shareholder Information and Records

In order for shareholders to take advantage of sales charge reductions, a shareholder or his or her financial intermediary must notify the Fund that the shareholder qualifies for a reduction. Without notification, the Fund is unable to ensure that the reduction is applied to the shareholder's account. A shareholder may have to provide certain information or records to his or her financial intermediary or the Fund to verify eligibility for breakpoint privileges or other sales charge waivers. This may include information or records, including account statements, regarding shares of a Fund held in:

■  all of the shareholder's accounts at the Allstate Funds or a financial intermediary;

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■  any account of the shareholder at another financial intermediary; and

■  accounts of related parties of the shareholder, such as members of the same family, at any financial intermediary.

You Can Reduce Sales Charges
When Buying Class GA Shares

Breakpoints or Quantity Discounts Offered by the Allstate Funds

The Allstate Funds offer investors the benefit of discounts on the sales charges that apply to purchases of Class GA and Class A shares in certain circumstances. These discounts, which are also known as Breakpoints, can reduce or, in some cases, eliminate the initial sales charges that would otherwise apply to your Class GA investment. Mutual funds are not required to offer breakpoints and different mutual fund groups may offer different types of breakpoints. For purposes of breakpoints and quantity discounts, Class A and Class GA shares are aggregated.

Breakpoints or Quantity Discounts allow larger investments in Class GA shares to be charged lower sales charges. A shareholder investing more than $100,000 in Class GA or Class A shares of any Allstate Fund is eligible for a reduced sales charge. Initial sales charges are eliminated completely for purchases of $1,000,000 or more, although a 1%, 1-year CDSC may apply.

The sales charge schedule of Class GA and Class A share Quantity Discounts is as follows:

	Initial Sales Charge
Amount Purchased	As % of Net Amount Invested	As % of Offering Price
$100,000 or less		5.50%
$100,001-$250,000		4.50
$250,001-$500,000		3.50
$500,001-$750,000		2.50
$750,001-$999,999		1.50
$1,000,000 and above		0.00

Rights of Accumulation

To determine if a new investment in Class GA shares is eligible for a Quantity Discount, a shareholder can combine the value of the new investment of a Fund with the value of existing investments in that Fund, and any other Fund, for which the shareholder, his or her spouse or domestic partner, or child under the age of 21 is a participant. The Allstate Funds use the current NAV of your existing investments when combining them with your new investment.

Combined Purchase Privileges

A shareholder may qualify for a Quantity Discount by combining purchases of shares of a Fund into a single "purchase." A "purchase" means a single purchase or concurrent purchases of shares of a Fund or any other Fund, by:

■  an individual, his or her spouse or domestic partner, or the individual's children under the age of 21 purchasing shares for his, her or their own account(s);

■  a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved;

■  the employee benefit plans of a single employer; or

■  any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Fund.

Letter of Intent

An investor may not immediately invest a sufficient amount to reach a Quantity Discount, but may plan to make one or more additional investments over a period of time that, in the end, would qualify for a Quantity Discount. For these situations, each Fund offers a Letter of Intent, which permits the investor to express the intention, in writing, to invest at least $100,000 in Class GA shares and/or Class A shares of any Allstate Fund within 13 months. The Fund will then apply the Quantity Discount to each of the investor's purchases of Class GA shares that would apply to the total amount stated in the Letter of Intent. If an investor fails to invest the total amount stated in the Letter of Intent, the Fund will retroactively collect the sales charges otherwise applicable by redeeming shares in the investor's account at their then current NAV. Investors qualifying for a Combined Purchase Privilege may purchase Class GA shares under a single Letter of Intent.

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Class GA Shares – Sales At NAV

Each Fund may sell its Class GA shares at NAV without an initial sales charge to some categories of investors, including:

■  present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser, AIMCO and their affiliates, or their spouses or domestic partners, siblings, direct ancestors or direct descendants, or any trust, individual retirement account or retirement plan account for the benefit of such person;

■  persons buying shares in certain programs or platforms sponsored and maintained by a registered broker-dealer approved by the Adviser; and

■  officers, directors and present full-time employees of selected dealers or agents, their spouses, or any trust, individual retirement account or retirement plan account for the benefit of such person.

More information on breakpoints and other sales charge waivers is available in the Allstate Funds' SAI.

CDSC Waivers and Other Programs

Here Are Some Ways To Avoid Or
Minimize Charges On Redemption

CDSC Waivers

The Allstate Funds will waive the CDSCs on redemptions of shares in the following circumstances, among others:

■  following the death or disability of a shareholder;

■  if the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder that has attained the age of 70 1/2; and

■  if the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan.

Dividend Reinvestment Program

Class GA, Class GC and Class GI shareholders automatically have all income and capital gains distributions from their account reinvested in the form of additional shares in the same class of a Fund. There is no initial sales charge or CDSC imposed on shares issued pursuant to the Dividend Reinvestment Program.

The "Pros" and "Cons" of Different Share Classes

The decision as to which class of shares is most beneficial to you depends on the amount and intended length of your investment. If you are making a large investment that qualifies for a reduced sales charge, you might consider purchasing Class GA shares. Class GA shares, with their lower Rule 12b-1 fees, are designed for investors with a long-term investing time frame.

Class GC shares should not be considered as a long-term investment because they are subject to a higher distribution fee indefinitely. Class GC shares do not, however, have an initial sales charge or a CDSC so long as the shares are held for one year or more. Thus, Class GC shares are designed for investors with a short-term investing time frame.

Your financial adviser may receive differing compensation for selling Class GA or Class GC shares.

Other

A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, or other financial intermediary, with respect to the purchase, sale, or exchange of any class of shares made through your financial adviser. The financial intermediaries also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by the Allstate Funds, including requirements as to the minimum initial, subsequent and maximum investment amounts.

How to Exchange Shares

Subject to the terms of the Guaranteed Benefit Certificate, you may exchange your Class GA shares of a Fund for Class A shares of the same Fund

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without being subject to a sales charge. Subject to the terms of the Guaranteed Benefit Certificate, you may exchange your Class GC shares for Class C shares of the same Fund without being subject to a 1% CDSC. The 1 year period for the CDSC begins with the date of your original purchase, not the date of the exchange from the Class GC shares.

You should consult your financial adviser for assistance in choosing a class of Fund shares.

How to Sell or Redeem Shares

All share redemption policies herein are subject to the administrative rules under the Guaranteed Benefit Certificate, which are outlined in the accompanying prospectus.

Selling Shares Through Your Broker or Financial Adviser

In order for you to receive the next-determined NAV, less any applicable CDSC, you must submit your sales request to your broker or financial adviser in time for review by your broker or financial adviser. Your broker or financial adviser must complete this review and submit your request to the Fund by 4:00 p.m. Eastern time. Accordingly, your redemption may not be made at the NAV on the day you submit your request to your broker or financial adviser. In addition, your broker or financial adviser is responsible for submitting all necessary documentation to the Fund and may charge you a fee for this service.

How to Sell or Redeem Shares Direct with BFDS

You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the New York Stock Exchange ("the Exchange") is open, either directly or through your financial intermediary. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your redemption request in good order. Normally, redemption proceeds will be sent to you within seven days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

Selling Shares Directly to a Fund by Mail:

■  Send a signed letter of instruction to:

Boston Data Financial Services, Inc.
[Insert address]

■  For certified or overnight deliveries, send to:

Boston Data Financial Services, Inc.
[Insert address]

■  For your protection, a bank, a member firm of FINRA or a national stock exchange or another eligible guarantor who is a member of, or a participant in a signature guarantee program must guarantee signatures. (A notary public is not an eligible guarantor.) Your redemption request must include a signature guarantee if any of the following situations apply:

■  Your redemption is more than $100,000;

■  If you are redeeming shares within 30 days of changing your address or banking instructions;

■  If you want a check in the amount of your redemption to be made payable to someone other than the registered owners on file; or

■  If you want a check in the amount of your redemption to be mailed to a different address.

BY TELEPHONE:

■  You may redeem your shares by telephone request. Call BFDS at ______________ with instructions on how you wish to receive your sale proceeds.

■  BFDS must receive and confirm a telephone redemption request by 4:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC.

■  For your protection, BFDS will request personal or other information from you to verify your identity and will [generally] record the calls. Neither the Allstate Funds nor the Adviser, BFDS, Distributor, or other Fund agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on your behalf that BFDS reasonably believes to be genuine.

■  If you have selected electronic funds transfer in your Subscription Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

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■  Redemption requests by electronic funds transfer or check may not exceed $100,000 per Fund Account per day.

■  Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

Redemptions in Kind:

■  If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for each of the Fund's shares. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for federal income tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

Frequent Purchases and Redemptions of Fund Shares

The Allstate Funds are designed for long-term investors. The Allstate Funds discourage and do not accommodate short-term or excessive trading. Such trading may present risks to other shareholders in the Allstate Funds, including disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. Thus, such trading may negatively impact the Allstate Funds' net asset value and result in dilution to long-term shareholders. Short-term and excessive trading in Fund shares can also negatively impact the Allstate Funds' long-term performance by requiring the Allstate Funds to maintain more assets in cash or to liquidate holdings at a disadvantageous time. These risks may be more pronounced for the Allstate Funds investing in securities that are susceptible to pricing arbitrage (e.g., international securities, emerging markets securities and small cap securities).

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures which seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Allstate Funds. These policies and procedures include the following:

■  The Allstate Funds' policy is not to accept knowingly any money intended for the purpose of short-term or excessive trading. Accordingly, you should not invest in the Allstate Funds if your purpose is to engage in short-term or excessive trading, and you should refrain from such practices if you currently own shares of a Fund;

■  The Allstate Funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor for any reason, including excessive, short-term or other abusive trading practices which may disrupt portfolio management strategies and harm Fund performance. The Allstate Funds also reserve the right to delay delivery of redemption proceeds up to seven days or to honor certain redemptions with securities, rather than cash; and

■  The Allstate Funds may adopt and impose redemption fees if the Board determines that such fees are necessary to minimize or eliminate short-term or excessive trading.

In making the determination to exercise these rights, the Allstate Funds may consider an investor's trading history in the Allstate Funds and accounts under common ownership or control. The Allstate Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Allstate Funds. Accordingly, the Adviser uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders other than those who hold shares through omnibus accounts. Because there is no universally accepted definition of what constitutes short-term or excessive trading, the Allstate Funds will use their reasonable judgment based on all the circumstances.

While the Allstate Funds seek to deter short-term and excessive trading, because the Allstate Funds' policies and procedures involve the exercise of reasonable judgment, the Allstate Funds may not identify or prevent some short-term or excessive trading. Moreover, impositions of trading limitations is triggered by the detection of short-term or excessive trading, and the trading limitations are not applied prior to detecting such trading activity. Therefore, the Allstate Funds' policies and procedures do not prevent such trading before it is detected. As a result, some investors may be able to engage in short-term and excessive trading, while others are prohibited, and the Allstate Funds may

14

experience the adverse effects of short-term and excessive trading described above.

Although the Allstate Funds notify intermediaries of and request that they enforce the Allstate Funds' policy, the Allstate Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Allstate Funds' policy. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Allstate Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Allstate Funds to direct shareholders. The Allstate Funds reserve the right to limit an intermediary's future access to the Allstate Funds, up to and including termination of the selling agreement held with an intermediary. There is no assurance that the Allstate Funds' policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

How the Allstate Funds Value Their Shares

The price of each Fund's shares is based on its net asset value ("NAV"), which, for the Target Maturity Funds, in turn is based on the NAVs of the Underlying Portfolios in which it invests. Each Fund's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Because certain of the Underlying Portfolios may invest in securities that are primarily traded on foreign exchanges that trade on weekends or other days when a Fund does not price its shares, the NAV of a Fund's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

Your order for purchase, sale, or exchange of shares is priced at the next-determined NAV after your order is received in proper form by a Fund.

ALLSTATE LARGE CAP INDEX FUND

For the Allstate Large Cap Index Fund, the market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price. Foreign equity securities that trade in the U.S. are valued as of the close of trading on the primary U.S. exchange or market on which they trade; otherwise, foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. Securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when the Fund's NAV is computed, are valued at a fair value as determined in good faith under the supervision of the Board of Trustees and in accordance with the Allstate Funds' valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

OTHER UNDERLYING PORTFOLIOS

This section applies to the Underlying Portfolios except for the Allstate Large Cap Index Fund.

Each Underlying Portfolio, except for the Allstate Large Cap Index Fund, values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Underlying Portfolios' Board of Directors. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. An Underlying Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by an Underlying Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. An Underlying Portfolio may use fair value pricing more frequently for securities primarily

15

traded in non-U.S. markets because, among other things, most foreign markets close well before the Underlying Portfolio values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, each Underlying Portfolio believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Underlying Portfolios may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

The Board of Directors of the Underlying Portfolios, except for the Allstate Large Cap Index Fund, has delegated responsibility for valuing each applicable Underlying Portfolio's assets to AllianceBernstein. AllianceBernstein has established a Valuation Committee, which operates under the policies and procedures approved by the applicable Underlying Portfolios' Board, to value each applicable Underlying Portfolio's assets on behalf of the Underlying Portfolio. The Valuation Committee values Underlying Portfolio assets as described above.

16

GLOSSARY

This Prospectus uses the following terms.

TYPES OF SECURITIES

Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary Receipts include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity Securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

Interest-only ("IO") securities are debt securities that receive only the interest payments on an underlying debt that has been structured to have two classes, one of which is the IO class and the other of which is the principal-only or PO class, that receives only the principal payments on the underlying debt obligation. POs are similar to, and are sometimes referred to as, zero coupon securities, which are debt securities issued without interest coupons.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A Securities are securities that may be resold under Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or by government-sponsored entities.

RATING AGENCIES AND RATED SECURITIES

Fitch is Fitch Ratings.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P or Fitch, or determined by AllianceBernstein to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

SEC is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

FNMA is the Federal National Mortgage Association.

FHLMC is the Federal Home Loan Mortgage Corporation.

Guaranteed Lifetime Withdrawal Benefit or Guaranteed Benefit Certificate is a Contingent Deferred Annuity Certificate, which is further detailed in the accompanying prospectus.

Securities Act is the Securities Act of 1933, as amended.

17

DESCRIPTION OF UNDERLYING PORTFOLIOS

Each Target Maturity Fund invests in a combination of Underlying Portfolios. Each Target Maturity Fund's target asset allocation is intended to diversify its investments among various asset classes such as stocks and bonds.

AllianceBernstein does not intend to make frequent tactical adjustments to the target asset mix or to trade actively among Underlying Portfolios, other than the periodic adjustments described above. However, as noted above, AllianceBernstein reserves the right to modify the target allocations and Underlying Portfolio weightings and to substitute other Underlying Portfolios from time to time should circumstances warrant. The following table shows which Underlying Portfolios are expected to be used within each asset class as of _________ __, 2008 and the target allocations for each Target Maturity Fund:

Percentage of Target Maturity Fund Expected to Be
Invested in the Specified Underlying Portfolio as of __________ __, 2008

Current Fund	2050*	2040*	2030*	2020*	2015*	2010*	2005*	10 Years After**	15 Years After**
Asset Class/Underlying Portfolio(s)
Short Duration Bonds
Short Duration Bond	–	–	–	–	–	–	–	18.00	27.50
Bonds
Subtotal	5.00	5.00	5.00	14.00	21.00	28.00	35.00	37.00	37.50
Inflation-Protected Securities	–	–	–	–	4.00	9.00	14.00	15.00	15.00
Intermediate Duration	5.00	5.00	5.00	7.00	10.00	12.00	14.00	19.50	22.50
High-Yield	–	–	–	7.00	7.00	7.00	7.00	2.50	–
REITs
Global Real Estate Investment	5.00	5.00	5.00	10.00	10.00	10.00	10.00	10.00	10.00
Stocks
Subtotal	90.00	90.00	90.00	76.00	69.00	62.00	55.00	35.00	25.00
U.S. Large Cap	48.00	48.00	48.00	41.00	37.00	34.00	31.00	20.50	15.00
Small-Mid Cap Growth	7.50	7.50	7.50	6.00	5.50	4.75	3.75	2.00	1.25
Small-Mid Cap Value	7.50	7.50	7.50	6.00	5.50	4.75	3.75	2.00	1.25
International Growth	13.50	13.50	13.50	11.50	10.50	9.25	8.25	5.25	3.75
International Value	13.50	13.50	13.50	11.50	10.50	9.25	8.25	5.25	3.75

*  As Target Maturity Funds had not yet commenced operations as of __________ __, 2008, the allocations set forth above represent estimated allocations.

**  These allocations are not specific to any Target Maturity Fund, but reflect the expected future allocations of any Target Maturity Fund once it reaches 10 and 15 years after its retirement date, respectively. The target retirement date assumes that an investor retires at age 65.

The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), and credit quality (investment-grade and high yield).

Stock Portfolios

Allstate Large Cap Index Fund seeks to track the performance of the Standard & Poor's 500 Index, which measures the investment return of U.S. large-capitalization stocks.

The Fund employs an indexing investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the S&P 500, holding each stock in approximately the same proportion as its weighting in the Index.

Indexing is an investment strategy for tracking the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes.

18

Some represent entire markets—such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments—such as small-capitalization stocks or short-term bonds.

An index fund holds all, or a representative sample, of the securities that make up its target index. Index funds attempt to mirror what the target index does, for better or worse. However, an index fund does not always perform exactly like its target index. For example, like all mutual funds, index funds have operating expenses and transaction costs. Market indices do not, and therefore will usually have a slight performance advantage over funds that track them.

The Fund reserves the right to substitute a different index for the index it currently tracks. In any such instance, the substitute index would measure the same market segment (large cap stocks) as the current index.

The Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or substantially all, of the stocks that make up the index it tracks. It is not expected that the Fund will invest more than 5% of its assets in foreign securities.

To track the index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested and to reduce transaction costs the Fund may invest, to a limited extent, in derivatives. The Fund will not use derivatives for speculation or for leveraging (magnifying or increasing) investment returns.

AllianceBernstein Global Real Estate Investment Portfolio has an investment objective of seeking total return from a combination of income and long-term growth of capital. This Portfolio invests primarily in equity securities of REITs and other real estate industry companies. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.

This Portfolio's investment policies emphasize investment in real estate companies AllianceBernstein believes have strong property fundamentals and management teams. This Portfolio seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

This Portfolio may invest up to 20% of its total assets in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property.

AllianceBernstein International Value Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and from more than 40 developed and emerging market countries.

This Portfolio normally invests in companies in at least three countries other than the United States. This Portfolio's investment policies emphasize investment in companies that AllianceBernstein determines to be undervalued. In selecting securities for this Portfolio, AllianceBernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AllianceBernstein International Growth Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio's investment process relies upon comprehensive fundamental company research produced by AllianceBernstein's large research team of analysts covering both developed and emerging markets around the globe. Research-driven stock selection is expected to be the primary driver of returns relative to the Portfolio's benchmark and other decisions, such as country allocation, are generally the result of the stock selection process.

The Portfolio invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The Portfolio's investments include companies that are established as a result of privatizations of state enterprises.

AllianceBernstein Small-Mid Cap Value Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. For these purposes, "small- and mid-cap U.S. companies" are those U.S. companies that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM)

19

Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM) Value Index. While the capitalizations of companies in the Russell 2500(TM) Value Index ranged from $19 million to approximately $7.73 billion as of November 30, 2007, the Portfolio normally will not invest in companies with market capitalizations exceeding $5 billion at the time of purchase. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.

This Portfolio's investment policies emphasize investment in companies that AllianceBernstein determines to be undervalued. In selecting securities for this Portfolio, AllianceBernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. It may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

AllianceBernstein Small-Mid Cap Growth Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively smaller market capitalizations as compared to the overall U.S. equity market. Under normal circumstances, this Portfolio invests at least 80% of its net assets in small- and mid-cap companies. For these purposes, "small- and mid-cap companies" are those U.S. companies that, at the time of investment, have market capitalizations in the greater of the range of companies constituting the Russell 2500(TM) Growth Index or between $1 and $6 billion. The market capitalizations of companies in the Russell 2500(TM) Growth Index ranged from $47 million to $18.286 billion as of November 30, 2007. Because the Portfolio's definition of small- to mid-cap companies is dynamic, the upper limit on market capitalization will change with the markets.

Normally, this Portfolio invests in U.S. companies that AllianceBernstein believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. AllianceBernstein relies heavily on the fundamental analysis and research of its internal research staff to select this Portfolio's investments. This Portfolio may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

Bond Funds

AllianceBernstein Short Duration Bond Portfolio has an investment objective to provide a moderate rate of income that is subject to taxes. This Portfolio invests primarily in investment-grade, U.S. Dollar-denominated debt securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in debt securities. This Portfolio seeks to maintain a relatively short duration of one to three years under normal market conditions. Duration is a measure of sensitivity to interest rates and varies as obligors on debt securities repay their obligations.

This Portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as other securities of U.S. and non-U.S. issuers.

AllianceBernstein Intermediate Duration Bond Portfolio has an investment objective to provide a moderate to high rate of income that is subject to taxes. This Portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as securities of U.S. and non-U.S. issuers. Under normal circumstances, this Portfolio invests at least 80% of its net assets in debt securities. This Portfolio seeks to maintain a relatively longer duration of three to six years under normal market conditions.

The Portfolio may also invest up to 20% of its total assets in debt securities denominated in currencies other than the U.S. Dollar. This Portfolio also may invest up to 20% of its assets in hybrid instruments, which have characteristics of futures, options, currencies and securities.

AllianceBernstein Inflation-Protected Securities Portfolio has an investment objective of seeking a total return that exceeds the rate of inflation over the long term with income that is subject to taxes. This Portfolio invests primarily in U.S. Dollar-denominated inflation-protected securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in inflation-protected securities. The Portfolio's investments in inflation-protected securities include inflation-indexed debt securities of varying maturities issued by U.S. or non-U.S. governments, their agencies or instrumentalities and by corporations, and inflation derivatives. This

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Portfolio seeks to maintain a duration within three years (plus or minus) of the duration of the Lehman Brothers U.S. TIPS 1-10 year Index, which as of December 14, 2007 was 6.58 years.

Assets not invested in inflation-indexed bonds may be invested in other types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, and mortgage-related securities as well as other securities of U.S. and non-U.S. issuers.

AllianceBernstein High-Yield Portfolio has an investment objective of seeking a high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. This Portfolio invests primarily in high-yield debt securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.

This Portfolio invests in high-yield, below investment grade debt securities, commonly known as "junk bonds." This Portfolio seeks to maximize current income by taking advantage of market developments, yield disparities, and variations in the creditworthiness of issuers. The Portfolio may invest in U.S. Dollar-denominated and non-U.S. Dollar-denominated foreign fixed-income securities.

ADDITIONAL INVESTMENT PRACTICES

Each of the Underlying Portfolios, including the Allstate Large Cap Index Fund, also may:

■  Write covered put and call options and purchase and sell put and call options on U.S. and non-U.S. securities, currencies, market and financial indices, and other derivatives and financial instruments;

■  Enter into forward commitments, futures contracts, and options on futures contracts with respect to U.S. and non-U.S. securities, currencies, and market and financial indices;

■  Invest in synthetic foreign equity securities;

■  Enter into forward currency exchange contracts;

■  Enter into swap transactions;

■  Enter into repurchase agreements and reverse repurchase agreements;

■  Enter into standby commitment agreements;

■  Invest in convertible securities;

■  Invest in the securities of supranational agencies and other "semi-governmental" issuers;

■  Make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of the Portfolio's net assets is held as collateral for such sales;

■  Make secured loans of portfolio securities of up to 33 1/3% of its total assets;

■  Invest up to 15% of its total assets in illiquid securities;

■  Invest in depositary receipts, Exchange Traded Funds ("ETFs"), and other derivative instruments representing securities of companies or market indices; and

■  Borrow up to 5% of its assets on a temporary basis and borrow from a bank up to 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, the AllianceBernstein Small-Mid Cap Growth Portfolio and the Allstate Large Cap Index Fund each also may:

■  Invest up to 20% of its total assets in rights and warrants.

The AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio and AllianceBernstein High-Yield Portfolio each also may:

■  Invest in variable, floating, and inverse floating rate investments; and

■  Invest in zero coupon and interest-only or principal-only securities.

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Future Developments

An Underlying Portfolio may take advantage of other investment practices that are not currently contemplated for use by the Underlying Portfolios, or are not available but may yet be developed, to the extent such investment practices are consistent with the Underlying Portfolio's investment objective and legally permissible for the Underlying Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Underlying Portfolio Turnover

Each of the Underlying Portfolios, except for the Allstate Large Cap Index Fund, is actively managed and, in some cases in response to market conditions, an Underlying Portfolio's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Underlying Portfolio and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders for federal income tax purposes as ordinary income.

Temporary Defensive Position

For temporary defensive purposes to attempt to respond to adverse market, economic, political or other conditions, an Underlying Portfolio may invest, without limit, in certain types of short-term, liquid, high grade or high quality debt securities and in lower-rated securities and convertible securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of debt securities including notes and bonds. Such securities also may include foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While an Underlying Portfolio invests for temporary defensive purposes, it may not meet its investment objective.

Portfolio Holdings

A description of the Allstate Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Allstate Funds' SAI and [on our website at __________.]

MANAGEMENT OF THE ALLSTATE FUNDS

Investment Adviser

Each Fund's investment adviser is Allstate Financial Advisors, LLC, 3100 Sanders Road, Suite J5, Northbrook, Illinois 60062. The Adviser is a wholly owned Delaware subsidiary of Allstate Life Insurance Company and is ultimately owned by The Allstate Corporation. The Adviser was formed in 2007 and has a limited operating history as of the date of this prospectus.

The Adviser manages the Allstate Funds selecting one or more subadvisers to manage the Allstate Funds' portfolios. The Adviser is responsible for identifying and selecting subadvisers subject to shareholder approval. The Adviser also monitors the performance of such subadvisers. As the investment adviser to each Fund, the Adviser is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, the Adviser pays the subadviser of a Fund. For these advisory services, each Fund will pay the Adviser a fee as a percentage of average daily net assets at an annualized rate as shown in the table below.

Allstate Funds	Management Fee (as a percentage of average daily net assets)
Allstate 2005 Target Maturity Fund	0.85%
Allstate 2010 Target Maturity Fund	0.85%
Allstate 2015 Target Maturity Fund	0.85%

[The Adviser] has contractually agreed [to waive a portion of its advisory fees and/or] reimburse a portion of the Fund's operating expenses as shown in the expense tables beginning on page __of this Prospectus. This agreement to limit expenses extends through _______, 200_. The [Adviser] may also recoup the amount of any [advisory fee waived or] expense reimbursed within three years after the year in which the [Adviser] incurred the expense if the recoupment does not exceed the expense limitation.

The Adviser has engaged AllianceBernstein to manage the investment portfolios of the Target Maturity Funds. A discussion regarding the Board of Trustees of the Allstate Funds basis for approving the investment advisory agreements and subadvisory agreements will be available in the [annual/semi-annual] report dated ______ __, 2008.

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Subadviser

Each Target Maturity Fund's subadviser is AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105. AllianceBernstein is a leading international investment adviser managing client accounts with assets as of __________ __, 2007 totaling approximately $___ billion (of which approximately $___ billion represented assets of investment companies). As of ___________ __, 2007, AllianceBernstein managed retirement assets for many of the largest public and private employee benefit plans (including 47 of the nation's FORTUNE 100 companies), for public employee retirement funds in 37 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 41 registered investment companies managed by AllianceBernstein, comprising 121 separate investment portfolios, currently have approximately 3.8 million shareholder accounts.

Portfolio Managers

The management of and investment decisions for the Target Maturity Funds are made by AllianceBernstein's Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on the AllianceBernstein growth, value and fixed-income investment teams and, in turn, the fundamental research of the AllianceBernstein large internal research staff. No one person is principally responsible for coordinating the Target Maturity Funds.

The following table lists the five persons within the Blend Investment Policy Team with the most significant responsibility for day-to-day management of the Target Maturity Funds, the length of time that each person has been jointly and primarily responsible for the Target Maturity Funds and each person's principal occupation during the past five years:

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Thomas J. Fontaine; since inception; Senior Vice President of AllianceBernstein	Senior Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003.

Mark A. Hamilton; since inception; Senior Vice President of AllianceBernstein	Senior Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003.

Joshua Lisser; since inception; Senior Vice President of AllianceBernstein	Senior Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003.

Seth J. Masters; since inception; Executive Vice President of AllianceBernstein	Executive Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003.

Christopher H. Nikolich; since inception; Senior Vice President of AllianceBernstein	Senior Vice President of AllianceBernstein, with which he has been associated in a substantially similar capacity to his current position since prior to 2003.

Additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Allstate Funds is available in the SAI.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Because each Fund intends to qualify, and will elect to be treated as a regulated investment company for federal income tax purposes, the Allstate Funds will generally not pay federal income tax on the income and gains that they distribute to you.

A Fund's income from certain dividends, interest and any net realized short-term capital gains are paid to shareholders as dividends. A Fund's income from certain qualifying dividends, designated as such by the Fund, will be paid to shareholders as "qualified dividend income." Net realized long-term capital gains are paid to shareholders as capital gains distributions. Dividends and capital gain distributions are normally declared in December and paid in December or January. Any dividends and distributions declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated for federal income tax purposes as paid on December 31 of the calendar year in which they are declared.

Dividends and capital gains distributions are automatically reinvested in additional shares of the Fund. Except for those shareholders exempt from federal income taxation, dividends and capital gain distributions will be taxable to shareholders. You will be notified annually as to the federal income tax status of dividends and capital gains distributions. Such dividends and distributions may also be subject to state, local and foreign taxes.

Net capital gain distributions (net gains relating to capital assets held by a Fund for more than 12 months less any net short-term capital losses for the year) are taxable to shareholders as long-term capital gain regardless of how long you have held shares of the Fund. For federal income tax purposes, net capital gain distributions made to individual and other noncorporate shareholders are currently taxed at rates up to 15% (which rates will increase to 20% for taxable years beginning after December 31, 2010). Dividends representing certain net investment income and net realized short-term capital gains are taxed as ordinary income at federal income tax rates up to 35% for individuals. Dividends representing "qualified dividend income," however, are currently taxed to individuals and other noncorporate shareholders at federal income tax rates up to 15%, provided certain holding period and other requirements are satisfied, although this favorable treatment for qualified dividend income is set to expire for taxable years beginning after December 31, 2010.

Generally, the character of the dividends and distributions the Target Maturity Funds receive from the Underlying Portfolios will pass through to shareholders, subject to certain exceptions, as long as the Target Maturity Fund and Underlying Portfolio each qualify as a regulated investment company for federal income tax purposes. If a Target Maturity Fund receives dividends from an Underlying Portfolio that qualifies as a regulated investment company and the Underlying Portfolio designates such dividends as qualified dividend income, then the Target Maturity Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Target Maturity Fund meets certain holding period and other requirements with respect to the shares of the Underlying Portfolio. Dividends received from certain foreign corporations and from most REITs are not expected to qualify for treatment as qualified dividend income. The use of a fund-of-funds structure could affect the amount, timing and type of dividends and distributions paid by the Target Maturity Funds and, therefore, may increase the amount of taxes payable by shareholders of the Target Maturity Funds.

A shareholder's redemption of a Fund's shares will generally be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between the amount received for such shares and their adjusted tax basis in the shares redeemed. If such shares are held as a capital asset at the time of sale, the gain or loss generally will be a capital gain or loss and will generally constitute long-term capital gain or loss if the redeemed shares were held for more than one year.

Distributions to Retirement Plans. Fund distributions received by your qualified retirement plan (for example, a 401(k) plan or IRA) are generally tax deferred. This means that you are not required to report Fund distributions on your federal income tax return in the year paid by the Fund, but, rather, when your plan makes payments to you. Special rules apply to payments from Roth IRAs and Coverdell Education Savings Accounts.

24

"Buying a Dividend." Dividends and distributions are paid to shareholders as of the record date for the dividend or distribution of a Fund. Dividends and capital gains awaiting distribution are included in each Fund's daily NAV. The share price of a Fund drops by the amount of the dividend or distribution, net of any subsequent market fluctuations. You should be aware that dividends and distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations. If you purchase shares of a Fund shortly before or on the record date of a dividend or distribution, you will pay the full price for the shares and may receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." Of course, a Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable dividends and distributions. Such dividends and distributions can occur even in a year when a Fund has a negative return.

Unless your account is set up as a tax-deferred account, dividends and distributions paid to you will be included in your gross income for federal income tax purposes, even though you may not have participated in the increase in NAV of a Fund and whether or not you reinvest the dividends.

Backup Withholding. When you open an account, Internal Revenue Service ("IRS") regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct, and certify that you are not subject to backup withholding under IRS regulations. If you fail to provide your TIN or the proper tax certifications, each Fund is required to withhold 28% of all the distributions (including dividends and capital gain distributions) and redemption proceeds paid to you. Each Fund is also required to begin backup withholding on your account if the IRS instructs it to do so. Amounts withheld may be applied to your federal income tax liability and you may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

Foreign Taxes. Dividends, interest, and some capital gains received by the Underlying Portfolios, including the Allstate Large Cap Index Fund, on foreign securities may be subject to foreign tax withholding or other foreign taxes. Any foreign taxes paid or accrued by an Underlying Portfolio will represent an expense to the Underlying Portfolio and may reduce the returns of the Target Maturity Funds that invest in the Underlying Portfolio, or in the case of the Allstate Large Cap Index Fund, may reduce the returns of that Fund. It is not anticipated that any of the Allstate Funds will qualify to pass through to shareholders foreign taxes paid by the Allstate Funds or Underlying Portfolios.

The foregoing discussion is only a general summary of certain federal income tax laws and their effect on shareholders. You are advised to consult your own tax adviser as to the federal, state, local and/or foreign tax consequences of owning shares of each Fund with respect to your specific circumstances before investing in a Fund. For a more detailed discussion of federal income tax consequences, see the SAI – "Federal Income Tax Matters."

FINANCIAL HIGHLIGHTS

The Allstate Funds are new and do not have an operating history. Information will be included in the Allstate Funds' next [annual/semi-annual] report.

25

GENERAL INFORMATION

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law.

During drastic economic or market developments, you might have difficulty in reaching BFDS by telephone, in which event you should issue written instructions to BFDS. BFDS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. BFDS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. BFDS offers a variety of shareholder services. For more information about these services or your account, call BFDS's toll-free number, ___-___-____. Some services are described in the Subscription Application.

Householding. Many shareholders of the Allstate Funds have family members living in the same home who also own shares of the same Allstate Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund and to reduce expenses of the Fund, all Allstate Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding," does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call BFDS at ___-___-____.

For more information about the Allstate Funds, the following documents are available upon request:

• Annual/Semi-Annual Reports To Shareholders

Each Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

• STATEMENT OF ADDITIONAL INFORMATION (SAI)

The Allstate Funds have an SAI, which contains more detailed information about each Fund, including operations and investment policies. The SAI is incorporated by reference into (and are legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report, when available, or SAI, or make inquiries concerning the Allstate Funds, by contacting your broker or other financial intermediary, by contacting the Adviser or by contacting BFDS:

By Mail:	c/o Allstate Financial Advisors, LLC

By Phone:	For Information: (___) ___-____ For Literature: (___) ___-____

Or you may view or obtain these documents from the SEC:

■  Call the SEC at 1-202-551-8090 for information on the operation of the Public Reference Room.

■  Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

■  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

You also may find these documents and more information about the Adviser and the Allstate Funds on the Internet at: www.________.com.

[___________® and the __ Logo are registered trademarks and service marks used by permission of the owner, _____________.]

Investment Company Act File Number: 811-_________

26

This information in this statement of additional information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This statement of additional information is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to completion dated January 9, 2008

ALLSTATE FINANCIAL INVESTMENT TRUST

Allstate 2005 Target Maturity Fund
Allstate 2010 Target Maturity Fund
Allstate 2015 Target Maturity Fund
Allstate 2020 Target Maturity Fund
Allstate 2030 Target Maturity Fund
Allstate 2040 Target Maturity Fund
Allstate 2050 Target Maturity Fund
Allstate Large Cap Index Fund

c/o Boston Financial Data Services, Inc.
[street, city, state, zip]
Toll Free (      )       -
For Literature:  Toll Free (      )       -

STATEMENT OF ADDITIONAL INFORMATION
                       , 2008

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the current prospectus, dated                  , 2008 of the Allstate Financial Investment Trust (the “Trust”) that offers the Class A, Class C and  Class I shares of the Allstate 2005 Target Maturity Fund, Allstate 2010 Target Maturity Fund, Allstate 2015 Target Maturity Fund, Allstate 2020 Target Maturity Fund, Allstate 2030 Target Maturity Fund, Allstate 2040 Target Maturity Fund and Allstate 2050 Target Maturity Fund (the “Target Maturity Funds”) and the Allstate Large Cap Index Fund (each a “Fund” and collectively, the “Funds”), and the current prospectus dated                  , 2008 of the Trust that offers the Class GA, Class GC and Class GI shares of the Allstate 2005 Target Maturity Fund, Allstate 2010 Target Maturity Fund and Allstate 2015 Target Maturity Fund (each a “Prospectus” and collectively, the “Prospectuses”).  Copies of the Prospectuses may be obtained by contacting Boston Financial Data Services, Inc. (“BFDS”) at the address or telephone numbers shown above.

[                          ® and the        Logo are registered trademarks and service marks used by permission of the owner,                                 .]

i

DESCRIPTION OF THE FUNDS AND THE UNDERLYING PORTFOLIOS

The Trust is comprised of eight portfolios:  the seven Funds known as the Target Maturity Funds, and the Allstate Large Cap Index Fund.  The Trust is a diversified, open-end investment company and was established as a Delaware statutory trust on November 16, 2007.

The investment objective of each Target Maturity Fund is to seek the highest total return over time consistent with its asset mix.  Total return includes capital growth and income.  The investment objective of the Allstate Large Cap Index Fund is to seek to track the performance of a benchmark index that measures the investment return of U.S. large-capitalization stocks.  Except as otherwise indicated, the investment objective and policies of the Funds are not “fundamental policies” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), and may, therefore, be changed by the Board of Trustees of the Trust (the “Board”) without a shareholder vote.  There is no guarantee that a Fund will achieve its investment objective.  Each Target Maturity Fund pursues its objective through investing in certain series of The AllianceBernstein Pooling Portfolios and the Allstate Large Cap Index Fund (the “Large Cap Index Fund”), which represent a variety of asset classes and investment styles.  The series of The AllianceBernstein Pooling Portfolios are AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio, AllianceBernstein High-Yield Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio and AllianceBernstein Small-Mid Cap Growth Portfolio (each an “AB Underlying Portfolio”).  Each AB Underlying Portfolio listed above and the Large Cap Index Fund are an “Underlying Portfolio” and collectively, are the “Underlying Portfolios.”  Allstate Financial Advisors, LLC (the “Adviser”) is the investment adviser for the Funds.  The Adviser manages the Funds by retaining one or more subadvisers (each a “Subadviser”) to manage each Fund.  The Adviser has engaged Allstate Investment Management Company (“AIMCO”) as Subadviser to manage the investment portfolio of the Large Cap Index Fund.  The Adviser has engaged AllianceBernstein L.P. (“AllianceBernstein”) as Subadviser to manage the investment portfolios of the Target Maturity Funds.  AllianceBernstein also serves as investment adviser to the AB Underlying Portfolios.

The term “net assets” as used in this SAI, means net assets plus any borrowings.

The following investment policies and restrictions supplement, and should be read in conjunction with, the information regarding the investment objectives, policies and restrictions of each Fund as set forth in the Prospectuses.  Whenever any investment policy or restriction states a minimum or maximum percentage of a Fund’s assets which may be invested in any security or other asset, it is intended that such minimum or maximum percentage limitation be determined immediately after and as a result of the Fund’s acquisition of such security or other asset.  Accordingly, any later increase or decrease in percentage beyond the specified limitations resulting from a change in value or net assets will not be considered a violation.

Investments in Investment Companies.  Each of the Target Maturity Funds invests in shares of one or more other investment companies that, in turn, invest directly in portfolio securities.  Investing in shares of other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses similar to those borne directly by the Funds, including advisory fees and other operating expenses.

Repurchase Agreements.  The Funds may enter into repurchase agreements.  A Subadviser monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements.  For additional information about repurchase agreements, see “Investment Policies and Practices of the Underlying Portfolios – Repurchase Agreements,” below.

Portfolio Securities Lending.  The Funds may make secured loans of their portfolio securities to brokers, dealers and financial institutions provided that liquid assets, or bank letters of credit equal to at least 100% of the market value of the securities loaned are deposited and maintained by the borrower with the Fund.  For additional information about portfolio securities lending, see “Investment Policies and Practices of the Underlying Portfolios – Portfolio Securities Lending,” below.

AB Underlying Portfolios and the Large Cap Index Fund

The following investment practices, policies and restrictions supplement and should be read in conjunction with the information set forth in the Prospectuses.  The Target Maturity Funds invest in the AB Underlying Portfolios and the Large Cap Index Fund.  The following investment practices, policies and restrictions apply indirectly to the Target Maturity Funds through their investments in the Underlying Portfolios.  The following investment practices, policies and restrictions apply directly to the Large Cap Index Fund.  The Large Cap Index Fund is an Underlying Portfolio and “Underlying Portfolio” or “Underlying Portfolios” in the following “Investment Policies and Practices of the Underlying Portfolios” section includes the Large Cap Index Fund’s investment practices, policies and restrictions.

Investment Policies and Practices of the Underlying Portfolios

Each of the Underlying Portfolios may:

•                Write covered put and call options and purchase and sell put and call options on U.S. and non-U.S. securities, currencies, market and financial indices, and other derivatives and financial instruments;

•                Enter into forward commitments, futures contracts, and options on futures contracts with respect to U.S. and non-U.S. securities, currencies, and market and financial indices;

•                Enter into foreign currency exchange contracts;

•                Enter into swap transactions;

•                Enter into repurchase agreements and reverse repurchase agreements;

•                Enter into standby commitment agreements;

•                Invest in convertible securities;

•                Invest in the securities of supranational agencies and other “semi-governmental” issuers;

•                Make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of the Underlying Portfolio’s net assets is held as collateral for such sales;

•                Make secured loans of portfolio securities of up to 33 1/3% of its total assets;

•                Invest up to 15% of its total assets in illiquid securities;

•                Invest in depositary receipts, exchange-traded funds (“ETFs”), and other derivative instruments representing securities of companies or market indices; and

•                Borrow up to 5% of its assets on a temporary basis and borrow from a bank up to 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

The AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, the AllianceBernstein Small-Mid Cap Growth Portfolio and Large Cap Index Fund each also may:

•                Invest up to 20% of its total assets in rights and warrants; and

The AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation-Protected Securities Portfolio and AllianceBernstein High-Yield Portfolio each also may:

•                Invest in variable, floating, and inverse floating rate investments; and

•                Invest in zero coupon and interest-only or principal-only securities.

Repurchase Agreements

An Underlying Portfolio may invest in repurchase agreements pertaining to the types of securities in which it invests.  A repurchase agreement arises when a buyer purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security.  The purchased security serves as collateral for the obligation of the seller to repurchase the security and the value of the purchased security is initially greater than or equal to the amount of the repurchase obligation and the seller is required to furnish additional collateral on a daily basis in order to maintain with the purchaser securities with a value greater than or equal to the amount of the repurchase obligation.  Such transactions afford the Underlying Portfolios the opportunity to earn a return on temporarily available cash.  While at times the underlying security may be a bill, certificate of indebtedness, note, or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security, whether because of the seller’s bankruptcy or otherwise.  In such event, the Underlying Portfolios would attempt to exercise their rights with respect to the underlying security, including possible disposition in the market.  However, the Underlying Portfolios may incur various expenses in the attempted enforcement and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security, (b) possible reductions in levels of income and (c) lack of access to and possible inability to enforce rights.

Rights and Warrants

An Underlying Portfolio will invest in rights or warrants only if a Subadviser deems the underlying equity securities themselves appropriate for inclusion in the Underlying Portfolio.  Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time.  Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities that may be purchased nor do they represent any rights in the assets of the issuing company.  Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Short Sales

A short sale is effected by selling a security that the Underlying Portfolio does not own, or if the Underlying Portfolio does own such security, it is not to be delivered upon consummation of the sale.  A short sale is against the box to the extent that the Underlying Portfolio contemporaneously owns or has the right to obtain securities identical to those sold short without payment.  Short sales may be used in some cases by an Underlying Portfolio to defer the realization of gain or loss for federal income tax purposes.  However, if an Underlying Portfolio has unrealized gain with respect to a security and enters into a short sale with respect to such security, the Underlying Portfolio generally will be deemed to have sold the appreciated security and thus will recognize gain for federal income tax purposes.

Standby Commitment Agreements

The Underlying Portfolios may from time to time enter into standby commitment agreements.  Such agreements commit the Underlying Portfolios, for a stated period of time, to purchase a stated amount of a security which may be issued and sold to an Underlying Portfolio at the option of the issuer.  The price and coupon of the security are fixed at the time of the commitment.  At the time of entering into the agreement an Underlying Portfolio is paid a commitment fee, regardless of whether or not the security ultimately is issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Underlying Portfolio has committed to purchase.  The Underlying Portfolios will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which are considered advantageous to an Underlying Portfolio and which are unavailable on a firm commitment basis.  The Underlying Portfolios will at all times maintain a segregated account with their custodian of liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price.  Since the issuance of the security underlying the commitment is at the option of the issuer, the Underlying Portfolios will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to an Underlying Portfolio.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of the Underlying Portfolio’s net asset value (“NAV”).  The cost basis of the security will be adjusted by the amount of the commitment fee.  In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

Mortgage-Backed Securities and Related Risks

Mortgage-backed securities include mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits (“REMICs”) pass-through certificates, collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities (“SMBS”), and other types of mortgage-backed securities that may be available in the future.

Mortgage-related securities typically are securities representing interests in pools of mortgage loans made to homeowners.  The mortgage loan pools may be assembled for sale to investors (such as the Underlying Portfolios) by governmental or private organizations.  These securities include adjustable rate mortgages (“ARMs”), stripped mortgage-related securities (“SMRS”), CMOs, and Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home

Loan Mortgage Corporation (“FHLMC”) certificates.  Mortgage-related securities bear interest at either a fixed rate or an adjustable rate determined by reference to an index rate.  Mortgage-related securities frequently provide for monthly payments that consist of both interest and principal, unlike more traditional debt securities, which normally do not provide for periodic repayments of principal.

Stripped Mortgage-Related Securities

Each AB Underlying Portfolio may invest in stripped mortgage-related securities (“SMRS”).  SMRS are derivative multi-class mortgage-related securities.  SMRS may be issued by the U.S. Government, its agencies or instrumentalities, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

SMRS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of GNMA, FNMA or FHLMC certificates, whole loans or private pass-through mortgage-related securities (“Mortgage Assets”).  A common type of SMRS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal.  In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class).  The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal prepayments may have a material adverse effect on the yield to maturity of the IO class.  The rate of principal prepayment will change as the general level of interest rates fluctuates.  If the underlying Mortgage Assets experience greater than anticipated principal prepayments, the Underlying Portfolio may fail to fully recoup its initial investment in these securities.  Due to their structure and underlying cash flows, SMRS may be more volatile than mortgage-related securities that are not stripped.

Although SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet developed for these securities and, accordingly, they may be illiquid.

Non-Publicly Traded Securities

An Underlying Portfolio may invest in securities that are not publicly traded, including securities sold pursuant to Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”).  The sale of these securities is usually restricted under federal securities laws, and market quotations may not be readily available.  As a result, an Underlying Portfolio may not be able to sell these securities (other than Rule 144A Securities) unless they are registered under applicable federal and state securities laws, or may have to sell such securities at less than fair market value.  Investment in these securities is restricted to 5% of an Underlying Portfolio’s total assets (not including for these purposes Rule 144A Securities, to the extent permitted by applicable law) and is also subject to the restriction against investing more than 15% of net assets in “illiquid” securities.  To the extent permitted by applicable law, Rule 144A Securities will not be treated as “illiquid” for purposes of the foregoing restriction so long as such securities meet the liquidity guidelines of the Underlying Portfolios.  Pursuant to these guidelines, an Underlying Portfolio’s Subadviser will monitor the liquidity of the Underlying Portfolio’s investment in Rule 144A Securities as discussed under “Illiquid Securities” below.

Illiquid Securities

An Underlying Portfolio will limit its investment in illiquid securities to no more than 15% of its net assets in illiquid securities or such other amount permitted by guidance regarding the 1940 Act.  For this purpose, illiquid securities include, among others:  (a) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), (b) over-the-counter options and assets used to cover over-the-counter options, and (c) repurchase agreements not terminable within seven days.  To the extent permitted by applicable law, Rule 144A Securities will not be treated as illiquid for purposes of the foregoing restriction so long as such securities meet the liquidity guidelines of the Underlying Portfolios.  Pursuant to these guidelines, an Underlying Portfolio’s Subadviser will monitor the liquidity of the Underlying Portfolio’s investment in Rule 144A Securities.

Mutual funds do not typically hold a significant amount of restricted securities (securities that are subject to restrictions on resale to the general public) or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days.  A mutual fund may also have to take certain steps or wait a certain amount of time in order to remove the transfer restrictions for such restricted securities in order to dispose of them, resulting in additional expense and delay.

Rule 144A under the Securities Act allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public.  Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.  An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by an Underlying Portfolio, however, could affect adversely the marketability of such portfolio securities and the Underlying Portfolio might be unable to dispose of such securities promptly or at reasonable prices.

An Underlying Portfolio’s Subadviser will monitor the liquidity of restricted securities in each Underlying Portfolio’s portfolio that are eligible for resale pursuant to Rule 144A.  In reaching liquidity decisions, a Subadviser will consider, among others, the following factors:  (1) the frequency of trades and quotes for the security; (2) the number of dealers issuing quotations to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) the number of dealers undertaking to make a market in the security; (5) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (6) any applicable Securities and Exchange Commission (the “Commission”) interpretation or position with respect to such type of securities.

Investment in Other Investment Companies

The Underlying Portfolios may invest in other investment companies as permitted by the 1940 Act or the rules and regulations thereunder.  The AB Underlying Portfolios intend to invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act.  If an Underlying Portfolio acquires shares in investment companies, shareholders would bear, indirectly, the expenses of such investment companies (which may include management and advisory fees), which are in addition to the Underlying Portfolio’s expenses.  The Underlying Portfolios may also invest in ETFs, subject to the restrictions and limitations of the 1940 Act.

Real Estate Investment Trusts (REITs)

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Similar to investment companies such as the Funds and the Underlying Portfolios, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”).  An Underlying Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which the Underlying Portfolio invests in addition to the expenses incurred directly by the Underlying Portfolio.

Variable, Floating and Inverse Floating Rate Securities

These securities have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate.  Some of these securities are backed by pools of mortgage loans.  Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of these securities, they are still subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness.  Because the interest rate is reset only periodically, changes in the interest rate on these securities may lag behind changes in prevailing market interest rates.  Also, some of these securities (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security.

Convertible Securities

The Underlying Portfolios may invest in convertible securities, which include bonds, debentures, corporate notes and preferred stocks that are convertible at a stated exchange rate into common stock.  Prior to their conversion, convertible securities have the same general characteristics as non-convertible securities that provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers.  The market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline.  While convertible securities generally offer lower interest yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock.  When the market price of the common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly.  As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.  Convertible securities rank senior to common stock on an issuer’s capital structure.  They are consequently of higher quality and entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  Convertible debt securities that are rated Baa3 or lower by Moody’s Investor Service (“Moody’s”) or BBB- or lower by Standard & Poor’s (“S&P”) or Fitch, Inc. (“Fitch”) and comparable unrated securities as determined by the Adviser may share some or all of the risks of non-convertible debt securities with those ratings.

Zero-Coupon and Payment-in-Kind Bonds

Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically.  Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.  Because zero-coupon bonds and payment-in-kind bonds do not pay current interest, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently.  Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments.  Accordingly, such bonds may involve greater credit risks than bonds paying interest currently.  Even though such bonds do not pay current interest in cash, an Underlying Portfolio is nonetheless required to accrue interest income on such investments for federal income tax purposes and to distribute such amounts at least annually to shareholders.  Thus, an Underlying Portfolio could be required to liquidate other investments in order to satisfy its dividend requirements at times when the Subadviser would not otherwise deem it advisable to do so.

Borrowing

An Underlying Portfolio may not borrow money or issue senior securities, except as described in this paragraph or as described in “Investment Restrictions.”  An Underlying Portfolio may borrow from banks or enter into reverse repurchase agreements for temporary or emergency purposes in amounts up to 5% of the value of its total assets.  An Underlying Portfolio may not mortgage, pledge or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 5% of the value of the total assets of an Underlying Portfolio.  An Underlying Portfolio may borrow  to increase its portfolio holdings of securities.  Any borrowing except for temporary or emergency purposes will be done from a bank with the required asset coverage of at least 300%.  In the event that such asset coverage shall at any time fall below 300%, an Underlying Portfolio shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

Asset-Backed Securities

The Underlying Portfolios may invest in asset-backed securities (unrelated to first mortgage loans), which represent fractional interests in pools of retail installment loans, leases or revolving credit receivables, both secured (such as Certificates for Automobile Receivables or “CARS”) and unsecured (such as Credit Card Receivable Securities or “CARDS”).

Lending of Portfolio Securities

The Underlying Portfolios may seek to increase income by lending portfolio securities.  Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Commission, such loans may be made only to member firms of the New York Stock Exchange (the “Exchange”) and would be required to be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury Bills maintained on a current basis at an amount at least equal to the market value of the securities loaned.  The Underlying Portfolio would have the right to call a loan and obtain the securities loaned at any time on five days’ notice.  During the existence of a loan, the Underlying Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral.  The Underlying Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.  However, the loans would be made only to firms deemed by a Subadviser to be of good standing, and when, in the judgment of a Subadviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk.  At the time any such loan is made, the value of the securities loaned will not exceed 33⅓% of an Underlying Portfolio’s total assets.

Forward Commitments and When-Issued and Delayed Delivery Securities

The Underlying Portfolios may enter into forward commitments for the purchase of securities and may purchase securities on a “when-issued” or “delayed delivery” basis.  Agreements for such purchases might be entered into, for example, when an Underlying Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later.  When an Underlying Portfolio purchases securities in this manner (i.e., on a forward commitment, “when-issued” or “delayed delivery” basis), it does not pay for the securities until they are received, and the Underlying Portfolio is required to cover the transaction or segregate sufficient liquid assets.  At the time an Underlying Portfolio intends to enter into a forward commitment, it will record the transaction and thereafter reflect the value of the security purchased or, if a sale, the proceeds to be received, in determining its NAV.  Any unrealized appreciation or depreciation reflected in such valuation of a “when, as and if issued” security would be canceled in the event that the required conditions did not occur and the trade was canceled.

An Underlying Portfolio will enter into forward commitments and make commitments to purchase securities on a “when-issued” or “delayed delivery” basis only with the intention of actually receiving or delivering the securities, as the case may be.  However, an Underlying Portfolio may sell these securities before the settlement date if, in the opinion of the Underlying Portfolio’s Subadviser, it is deemed advisable as a matter of investment strategy.

Purchases of securities on these bases may involve more risk than other types of purchases.  For example, by committing to purchase securities in the future, an Underlying Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities.  Also, an Underlying Portfolio may have to sell assets which have been set aside in order to meet redemptions.  In addition, if an Underlying Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or “when-issued” or “delayed delivery” securities before delivery, that Underlying Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made.  Any such gain or loss generally would be treated as a capital gain or loss for federal income tax purposes.  When the time comes to pay for the securities to be purchased under a forward commitment or on a “when-issued” or “delayed delivery” basis, an Underlying Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or “when-issued” or “delayed delivery” securities themselves (which may have a value greater or less than an Underlying Portfolio’s payment obligation).

Derivatives

The Underlying Portfolios may use derivatives to achieve their investment objectives.  Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.  These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices, and stock indices.  Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts.  Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.  Derivatives can be used by investors such as the Underlying Portfolios to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio, and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets.  A Fund or Underlying Portfolio’s ability to invest in certain derivatives may be limited by the requirements of the Code.

There are four principal types of derivative instruments — options, futures, forwards, and swaps — from which virtually any type of derivative transaction can be created.

Options.  An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy or sell the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date.  A call option entitles the holder to purchase, and a put option entitles the holder to sell, the underlying asset (or settle for cash an amount based on an underlying asset, rate or index).  Likewise, when an option is exercised the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index).  Investments in options are considered speculative.  An Underlying Portfolio may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option).  If a put or call option purchased by an Underlying Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Underlying Portfolios.

Futures.  A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date.  Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other).  This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated.  A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

Forward Contracts.  A forward contract is a customized, privately negotiated agreement for one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed upon price at a future date.  A forward contract generally is settled by physical delivery of the commodity or other tangible asset underlying the forward contract to an agreed upon location at a future date (rather than settled by cash) or will be rolled into a new forward contract.  Non-deliverable forwards (“NDFs”) specify a cash payment upon maturity.  NDFs are normally used when the market for physical settlement of the currency is underdeveloped, heavily regulated or highly taxed.

Swaps.  A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) for a specified amount of an underlying asset (the “notional” principal amount).  The payment flows are netted against each other, with the difference being paid by one party to the other.  Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged.  With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction.  Swap transactions also include credit default swaps in which one party pays a periodic fee, typically expressed in basis points on a notational amount, in return for a contingent payment by the counterparty following a credit event in a specific debt obligation or obligations.  A credit event is typically a default and the contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of its face amount.

Risks of Derivatives.  Investment techniques employing such derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments.  The following is a general discussion of important risk factors and issues relating to the use of derivatives.

•                  Market Risk — This is the general risk of all investments that the value of a particular investment will change in a way detrimental to the Underlying Portfolio’s interest.

•                  Management Risk — Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds.  The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.  In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to an Underlying Portfolio’s portfolio, and the ability to forecast price, interest rate, or currency exchange rate movements correctly.

•                  Credit Risk — This is the risk that a loss may be sustained by an Underlying Portfolio as a result of the failure of a derivative counterparty to comply with the terms of the derivative contract.  The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearinghouse, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance.  This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearinghouse in order to reduce overall credit risk.  For privately negotiated derivatives, there is no similar clearing agency guarantee.  Therefore, an Underlying Portfolio’s Subadviser considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

•                  Liquidity Risk — Liquidity risk exists when a particular instrument is difficult to purchase or sell.  If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

•                  Leverage Risk — Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.  In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•                  Other Risks — Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indices.  Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively.  Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an Underlying Portfolio.  Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track.  Consequently, an Underlying Portfolio’s use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Underlying Portfolio’s investment objective.

Use of Options, Futures, Forwards and Swaps by the Underlying Portfolios

Forward Currency Exchange Contracts.  An Underlying Portfolio may purchase or sell forward currency exchange contracts to minimize the risk of adverse changes in the relationship between the U.S. Dollar and other currencies.  A forward currency exchange contract is an obligation by one party to buy, and the other party to sell, a specific currency for an agreed price at a future date.  Forward currency exchange contracts are customized, privately negotiated agreements designed to satisfy the objectives of each party.  A forward currency exchange contract usually results in the delivery of the underlying asset upon maturity of the contract in return for the agreed upon payment.  NDFs specify a cash payment upon maturity.  NDFs are normally used when the market for physical settlement of the currency is underdeveloped, heavily regulated or highly taxed.

An Underlying Portfolio may enter into a forward currency exchange contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. Dollar price of the security (“transaction hedge”).  An Underlying Portfolio will not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Underlying Portfolio’s transactions in that currency.  When an Underlying Portfolio believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Underlying Portfolio’s portfolio securities denominated in such foreign currency, or when the Underlying Portfolio believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (“position hedge”).  An Underlying Portfolio will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency.  Instead of entering into a position hedge, an Underlying Portfolio may, in the alternative, enter into a forward currency exchange contract to sell a different foreign currency for a fixed U.S. Dollar amount where the Underlying Portfolio believes that the U.S. Dollar value of the currency to be sold pursuant to the forward currency exchange contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Underlying Portfolio are denominated (“cross-hedge”).  Unanticipated changes in currency prices may result in poorer overall performance for the Underlying Portfolio than if it had not entered into such forward currency exchange contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline.  Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise.  Moreover, it may not be possible for an Underlying Portfolio to hedge against a devaluation that is so generally anticipated that the Underlying Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Futures Contracts.  Each Underlying Portfolio may enter into interest rate futures contracts, index futures contracts and foreign currency futures contracts.  (Unless otherwise specified, interest rate futures contracts, index futures contracts and foreign currency futures contracts are collectively referred to as “futures contracts.”)  Such investment strategies will be used as a hedge and not for speculation.

Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect an Underlying Portfolio’s current or intended investments from broad fluctuations in stock or bond prices.  For example, an Underlying Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Underlying Portfolio’s portfolio securities that might otherwise result.  If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position.  When an Underlying Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in whole or in part, offset increases in the cost of securities that the Underlying Portfolio intends to purchase.  As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on an Underlying Portfolio’s current or intended investments in fixed-income securities.  For example, if an Underlying Portfolio owned long-term bonds and interest rates were expected to increase, that Underlying Portfolio might sell interest rate futures contracts.  Such a sale would have much the same effect as selling some of the long-term bonds in that Underlying Portfolio’s portfolio.  However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows an Underlying Portfolio to hedge its interest rate risk without having to sell its portfolio securities.  If interest rates were to increase, the value of the debt securities in the portfolio would decline, but the value of that Underlying Portfolio’s interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of that Underlying Portfolio from declining as much as it otherwise would have.  On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices.  Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, an Underlying Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash becomes available or the market has stabilized.  At that time, the interest rate futures contracts could be liquidated and that Underlying Portfolio’s cash reserves could then be used to buy long-term bonds on the cash market.

Each Underlying Portfolio may purchase and sell foreign currency futures contracts for hedging purposes in order to protect against fluctuations in currency exchange rates.  Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant.  Each Underlying Portfolio may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar.  If such a decline were to occur, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts.  However, if the value of the foreign currency increases relative to the dollar, the Underlying Portfolio’s loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

Conversely, the Underlying Portfolios could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies.  When an Underlying Portfolio purchases futures contracts under such circumstances, however, and the price in dollars of securities to be acquired instead declines as a result of appreciation of the dollar, the Underlying Portfolio will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

The Underlying Portfolios may also engage in currency “cross hedging” when, in the opinion of an Underlying Portfolio’s Subadviser, the historical relationship among foreign currencies suggests that an Underlying Portfolio may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated.  Such “cross hedging” is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the dollar.

Options On Futures Contracts.  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in the Underlying Portfolio’s portfolio.  If the futures price at expiration of the option is below the exercise price, an Underlying Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Underlying Portfolio’s portfolio holdings.  The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract.  If the futures price at expiration of the put option is higher than the exercise price, an Underlying Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which the Underlying Portfolio intends to purchase.  If a put or call option an Underlying Portfolio has written is exercised, the Underlying Portfolio will incur a loss which will be reduced by the amount of the premium it receives.  Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, an Underlying Portfolio’s losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The Underlying Portfolios may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts.  For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, an Underlying Portfolio could, in lieu of selling futures contracts, purchase put options thereon.  In the event that such decrease were to occur, it may be offset, in whole or part, by a profit on the option.  If the anticipated market decline were not to occur, the Underlying Portfolio will suffer a loss equal to the price of the put.  Where it is projected that the value of securities to be acquired by an Underlying Portfolio will increase prior to acquisition due to a market advance or changes in interest or exchange rates, an Underlying Portfolio could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.  If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call.  However, if the market declines, the Underlying Portfolio will suffer a loss equal to the price of the call, but the securities which the Underlying Portfolio intends to purchase may be less expensive.

Options on Currencies.  As in the case of other kinds of options, the writing of an option on a currency constitutes only a partial hedge, up to the amount of the premium received, and an Underlying Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates and incur losses.  The purchase of an option on a currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to an Underlying Portfolio’s position, the Underlying Portfolio may forfeit the entire amount of the premium plus related transaction costs.

Options on Securities.  The Underlying Portfolios may write and purchase call and put options on securities.  Each Underlying Portfolio intends to write only covered options.  This means that so long as an Underlying Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or securities convertible into such securities without additional consideration (or for additional cash consideration held in a segregated account by the custodian).  In the case of call options on U.S. Treasury Bills, an Underlying Portfolio might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option.  An Underlying Portfolio will be considered “covered” with respect to a put option it writes, if, so long as it is obligated as the writer of the put option, it covers the transaction or segregates sufficient liquid assets.

Effecting a closing transaction in the case of a written call option will permit an Underlying Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both, or in the case of a written put option will permit an Underlying Portfolio to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities.  Such transactions permit an Underlying Portfolio to generate additional premium income, which may partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired.  Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments by an Underlying Portfolio, provided that another option on such securities is not written.  If an Underlying Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

An Underlying Portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Underlying Portfolio is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by the  Underlying Portfolio is more than the premium paid for the original purchase.  Conversely, an  Underlying Portfolio will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position.

An Underlying Portfolio may purchase a security and then write a call option against that security or may purchase a security and concurrently write an option on it.  The exercise price of the call an Underlying Portfolio determines to write will depend upon the expected price movement of the underlying security.  The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the current value of the underlying security at the time the option is written.  In-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period.  Out-of-the-money call options may be written when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone.  If the call options are exercised in such transactions, an Underlying Portfolio’s maximum gain will be the premium received by it for writing the option, adjusted by the difference between the Underlying Portfolio’s purchase price of the security and the exercise price.  If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions.  If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and an Underlying Portfolio’s gain will be limited to the premium received.  If the market price of the underlying security declines or otherwise is below the exercise price, an Underlying Portfolio may elect to close the position or retain the option until it is exercised, at which time the Underlying Portfolio will be required to take delivery of the security at the exercise price; the Underlying Portfolio’s return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss.  Out-of-the-money put options may be written when it is expected that the price of the underlying security will decline moderately during the option period.  In-the-money put options may be used when it is expected that the premiums received from writing the put option, plus the appreciation in the market price of the underlying security up to the exercise price, will be greater than the appreciation in the price of the underlying security alone.

Each of the Underlying Portfolios may also write combinations of put and call options on the same security, known as “straddles,” with the same exercise and expiration date.  By writing a straddle, an Underlying Portfolio undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised.  If the price of the security subsequently rises above the exercise price, the call will likely be exercised and the Underlying Portfolio will be required to sell the underlying security at or below market price.  This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options.  Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised.  The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised.  In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By writing a call option, an Underlying Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.  By writing a put option, an Underlying Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value.  Where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

Each of the Underlying Portfolios may purchase put options to hedge against a decline in the value of portfolio securities.  If such decline occurs, the put options will permit the Underlying Portfolio to sell the securities at the exercise price or to close out the options at a profit.  By using put options in this way, an Underlying Portfolio will reduce any profit it might otherwise have realized on the underlying security by the amount of the premium paid for the put option and by transaction costs.

An Underlying Portfolio may purchase call options to hedge against an increase in the price of securities that the Underlying Portfolio anticipates purchasing in the future.  If such increase occurs, the call option will permit the Underlying Portfolio to purchase the securities at the exercise price, or to close out the options at a profit.  The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by an Underlying Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Underlying Portfolio and the Underlying Portfolio will suffer a loss on the transaction to the extent of the premium paid.

Each Underlying Portfolio may purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions.  Each Underlying Portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by its Subadviser, and the Subadviser has adopted procedures for monitoring the creditworthiness of such entities.

Options on Securities Indices.  Each Underlying Portfolio may write (sell) covered call and put options and purchase call and put options on securities indices.  A call option on a securities index is considered covered if, so long as an Underlying Portfolio is obligated as the writer of the call option, the Underlying Portfolio holds securities the price changes of which are expected by its Subadviser to replicate substantially the movement of the index or indices upon which the options written by the Underlying Portfolio are based.  A put option on a securities index written by an Underlying Portfolio will be considered covered if, so long as it is obligated as the writer of the put option, the Underlying Portfolio covers the transaction or segregates sufficient liquid assets.

An Underlying Portfolio may also purchase put options on securities indices to hedge its investments against a decline in the value of portfolio securities.  By purchasing a put option on a securities index, an Underlying Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option.  If the value of an Underlying Portfolio’s investments does not decline as anticipated, or if the value of the option does not increase, the Underlying Portfolio’s loss will be limited to the premium paid for the option.  The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of an Underlying Portfolio’s security holdings.

The purchase of call options on securities indices may be used by an Underlying Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Underlying Portfolio holds uninvested cash or short-term debt securities awaiting investment.  When purchasing call options for this purpose, an Underlying Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise.  The purchase of call options on stock indexes when an Underlying Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing call options on securities the Underlying Portfolio owns.

Swap Transactions.  A swap transaction involves a swap agreement, which is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset, reference rate or index.  An Underlying Portfolio will not enter into swap transactions unless the unsecured senior debt or the claims-paying ability of the other party is rated in the highest rating category of at least one nationally recognized statistical rating organization at the time of entering into the transaction.

Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps and total return swaps.  Most swap agreements provide that when the payment dates for both parties are the same, payments are netted and only the net amount is paid to the counterparty entitled to receive the net payment.  Consequently, an Underlying Portfolio’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty.  Swap agreements allow for a wide variety of transactions.  For example, fixed rate payments may be exchanged for floating rate payments; dollar-denominated payments may be exchanged for non-dollar-denominated payments; and payments tied to the price of one asset, reference rate or index may be exchanged for payments tied to the price of another asset, reference rate or index.

•                  Credit Default Swap Agreements.  The “buyer” in a credit default swap contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation.  Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring.  An Underlying Portfolio may be either the buyer or seller in the transaction.  As a seller, an Underlying Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between one month and ten years, provided that no credit event occurs.  If a credit event occurs, an Underlying Portfolio typically must pay the contingent payment to the buyer, which is typically the “par value” (full notional value) of the reference obligation.  The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation.  If an Underlying Portfolio is a buyer and no credit event occurs, the Underlying Portfolio will lose its periodic stream of payments over the terms of the contract.  However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.  Credit default swaps may involve greater risks than if an Underlying Portfolio had invested in the reference obligation directly.  Credit default swaps are subject to general market risk, liquidity risk and credit risk.  As noted above, if an Underlying Portfolio is a buyer and no credit event occurs, it will lose its periodic stream of payments over the terms of the contract.  In addition, the value of the reference obligation received by an Underlying Portfolio as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Underlying Portfolio.

•                  Currency Swaps.  Currency swaps involve the exchange by an Underlying Portfolio with another party of a series of payments in specified currencies.  Since currency swaps are individually negotiated, an Underlying Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swaps positions.  A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency.  Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.  The net amount of the excess, if any, of an Underlying Portfolio’s obligations over its entitlements with respect to each currency swap will be accrued on a daily basis and the Underlying Portfolio will cover the transaction or a sufficient amount of liquid assets will be segregated.  An Underlying Portfolio will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into the transaction.  If there is a default by the counterparty to the transaction, the Underlying Portfolio will have contractual remedies under the transaction agreements.

•                  Interest Rate Swaps, Caps and Floors.  An Underlying Portfolio may enter into interest rate transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Underlying Portfolio anticipates purchasing at a later date.  An Underlying Portfolio does not intend to use these transactions in a speculative manner.

Interest rate swaps involve the exchange by an Underlying Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).  Interest rate swaps are entered on a net basis (i.e., the two payment streams are netted out, with the Underlying Portfolio receiving or paying, as the case may be, only the net amount of the two payments).  The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap.  The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor.  Caps and floors may be less liquid than swaps.

An Underlying Portfolio may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities.  There is no limit on the amount of interest rate transactions that may be entered into by an Underlying Portfolio.  These transactions do not involve the delivery of securities or other underlying assets or principal.  Accordingly, the risk of loss with respect to interest rate transactions is limited to the net amount of interest payments that the Underlying Portfolio is contractually obligated to make.  If the counterparty to an interest rate transaction defaults, the Underlying Portfolio’s risk of loss consists of the net amount of interest payments that the Underlying Portfolio contractually is entitled to receive.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index.  A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate or index.  Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

The use of swap agreements by the Underlying Portfolio entails certain risks, which are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell.  If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many over-the-counter swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.  For this reason, a swap transaction may be subject to the Underlying Portfolio’s limitation on investments in illiquid securities.

Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.  Because some swap agreements have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself.  Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.  Certain swap transactions may be considered to constitute borrowing transactions.  Such a swap transaction will not be considered to constitute the issuance of a “senior security” by the Underlying Portfolio, if the Underlying Portfolio covers the transaction or segregates sufficient liquid assets.

The use of a swap transaction involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement.  Additionally, the use of credit default swaps can result in losses if an Underlying Portfolio’s Subadviser does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

Risk Factors in Options, Futures and Forward Transactions

Risk of Imperfect Correlation of Hedging Instruments with an Underlying Portfolio’s Investments.  The Underlying Portfolios’ abilities to hedge all or a portion of their portfolios effectively through transactions in options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the securities that are the subject of the hedge.  In the case of futures and options based on an index, the Underlying Portfolios, except for the Large Cap Index Fund, will not duplicate the components of the index, and in the case of futures and options on fixed-income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contract.  As a result, the correlation, to the extent it exists, probably will not be exact.

It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index.  This is because a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities.

The trading of futures and options entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or instrument.  The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the futures market.  In this regard, trading by speculators in futures and options has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of such contracts.

The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option.

Further, with respect to options on securities, options on foreign currencies, options on stock indices and options on futures contracts, the Underlying Portfolios are subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder.  This could increase the extent of any loss suffered by an Underlying Portfolio in connection with such transactions.

If an Underlying Portfolio purchases futures or options in order to hedge against a possible increase in the price of securities before the Underlying Portfolio is able to invest its cash in such securities, the Underlying Portfolio faces the risk that the market may instead decline.  If the Underlying Portfolio does not then invest in such securities because of concern as to possible further market declines or for other reasons, the Underlying Portfolio may realize a loss on the futures or option contract that is not offset by a reduction in the price of securities purchased.

In writing a call option on a security, foreign currency, index or futures contract, an Underlying Portfolio also incurs the risk that changes in the value of the assets used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument.  For example, when an Underlying Portfolio writes a call option on a stock index, the securities used as “cover” may not match the composition of the index, and the Underlying Portfolio may not be fully covered.  As a result, the Underlying Portfolio could suffer a loss on the call which is not entirely offset, or not offset at all, by an increase in the value of the Underlying Portfolio’s portfolio securities.

The writing of options on securities, options on stock indexes or options on futures contracts constitutes only a partial hedge against fluctuations in the value of an Underlying Portfolio’s portfolio.  When an Underlying Portfolio writes an option, it will receive premium income in return for the holder’s purchase of the right to acquire or dispose of the underlying security or future or, in the case of index options, cash.  In the event that the price of such an obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Underlying Portfolio will retain the amount of the premium, which will constitute a partial hedge against any decline that may have occurred in the Underlying Portfolio’s portfolio holdings, or against the increase in the cost of the instruments to be acquired.

When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Underlying Portfolio will incur a loss which may only be partially offset by the amount of the premium the Underlying Portfolio receives.  Moreover, by writing an option, an Underlying Portfolio may be required to forego the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or a decline in the value of securities to be acquired.

In the event of the occurrence of any of the foregoing adverse market events, an Underlying Portfolio’s overall return may be lower than if it had not engaged in the transactions described above.

With respect to the writing of straddles on securities, an Underlying Portfolio incurs the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received.  Such transactions, therefore, while creating an opportunity for increased return by providing an Underlying Portfolio with two simultaneous premiums on the same security, nonetheless involve additional risk, because the Underlying Portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

If any of the foregoing adverse market events occurs, an Underlying Portfolio’s overall return may be lower than if it had not engaged in the transactions described above.

Potential Lack of a Liquid Secondary Market.  Prior to exercise or expiration, a futures or option position can be terminated only by entering into a closing transaction.  This requires a liquid secondary market for such instruments on the exchange, if any, on which the initial transaction was entered into.  There can be no assurance that a liquid secondary market will exist for any particular contracts at any specific time.  In the absence of a liquid secondary market, it may not be possible to close out a position held by an Underlying Portfolio, and the Underlying Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements.  Under such circumstances, if the Underlying Portfolio has insufficient cash available to meet margin requirements, it may be necessary to liquidate portfolio securities at a time when, in the opinion of an Underlying Portfolio’s Subadviser, it is otherwise disadvantageous to do so.  The inability to close out options and futures positions, therefore, could have an adverse impact on the Underlying Portfolios’ ability to hedge their portfolios effectively, and could result in trading losses.

The liquidity of a secondary market in a futures contract or option thereon may be adversely affected by “daily price fluctuation limits,” established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day.  Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits.  Prices of some futures contracts have in the past moved to the daily limit on a number of consecutive trading days.

The trading of futures contracts and options (including options on futures contracts) is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house and other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The staff of the Commission has taken the position that over-the-counter options and the assets used as cover for over-the-counter options are illiquid securities, unless certain arrangements are made with the other party to the option contract permitting the prompt liquidation of the option position.  The Underlying Portfolios will enter into those special arrangements only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York (“primary dealers”).  Under these special arrangements, an Underlying Portfolio will enter into contracts with primary dealers which provide that the Underlying Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract.  Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Underlying Portfolio for writing the option, plus the amount, if any, by which the option is “in-the-money.”  The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written “out-of-the-money.” Under such circumstances, the Underlying Portfolio only needs to treat as illiquid that amount of the “cover” assets equal to the amount by which (i) the formula price exceeds (ii) any amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is “in-the-money”).  Although each agreement will provide that the Underlying Portfolio’s repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written; therefore, the Underlying Portfolio might pay more to repurchase the option contract than the Underlying Portfolio would pay to close out a similar exchange-traded option.

Margin.  Because of low initial margin deposits made upon the opening of a futures position and the writing of an option, such transactions involve substantial leverage.  As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses.  However, to the extent the Underlying Portfolios purchase or sell futures contracts and options on futures contracts and purchase and write options on securities and securities indices for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities held by the Underlying Portfolio or decreases in the prices of securities the Underlying Portfolio intends to acquire.  When an Underlying Portfolio writes options on securities or options on stock indices for other than hedging purposes, the margin requirements associated with such transactions could expose the Underlying Portfolio to greater risk.

Trading and Position Limits.  The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers).  In addition, the Commodity Futures Trading Commission (the “CFTC”) and the various contract markets have established limits referred to as “speculative position limits” on the maximum net long or net short position which any person may hold or control in a particular futures or option contract.  An exchange may order the liquidation of positions found to be in violation of these limits and may impose other sanctions or restrictions.

Risks of Options on Futures Contracts.  The amount of risk an Underlying Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option, plus related transaction costs.  In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying futures contract, subject to the risks of the availability of a liquid offset market described herein.  The writer of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or futures contract.

Risks of Forward Contracts, Foreign Currency Futures Contracts and Options Thereon, Options On Foreign Currencies and Over-The-Counter Options on Securities.  Each Underlying Portfolio has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under such Act.  Transactions in forward contracts, as well as futures and options on foreign currencies, are subject to all of the correlation, liquidity and other risks outlined above.  In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by an Underlying Portfolio.  In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon.  As a result, the available information on which trading decisions will be based may not be as complete as the comparable data on which an Underlying Portfolio makes investment and trading decisions in connection with other transactions.  Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market but will not be reflected in the forward, futures or options markets until the following day, thereby preventing the Underlying Portfolios from responding to such events in a timely manner.

Settlements of exercises of over-the-counter forward contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships and fees, taxes or other charges.

Unlike transactions entered into by the Underlying Portfolios in futures contracts and exchange-traded options, options on foreign currencies, forward contracts and over-the-counter options on securities and securities indices are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the Commission.  Such instruments are instead traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, that are subject to Commission regulation.  In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available.  For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time.  Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.  Moreover, the option writer could lose amounts substantially in excess of the initial investment due to the margin and collateral requirements associated with such positions.

In addition, over-the-counter transactions can be entered into only with a financial institution willing to take the opposite side, as principal, of an Underlying Portfolio’s position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Underlying Portfolio.  Where no such counterparty is available, it will not be possible to enter into a desired transaction.  There also may be no liquid secondary market in the trading of over-the-counter contracts, and an Underlying Portfolio could be required to retain options purchased or written, or forward contracts entered into, until exercise, expiration or maturity.  This in turn could limit the Underlying Portfolio’s ability to profit from open positions or to reduce losses experienced, and could result in greater losses.

Further, over-the-counter transactions are not subject to the guarantee of an exchange clearing house, and an Underlying Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty.  An Underlying Portfolio will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found to be satisfactory by the Underlying Portfolio’s Subadviser.

Transactions in over-the-counter options on foreign currencies are subject to a number of conditions regarding the commercial purpose of the purchaser of such option.  The Underlying Portfolios are not able to determine at this time whether or to what extent additional restrictions on the trading of over-the-counter options on foreign currencies may be imposed at some point in the future, or the effect that any such restrictions may have on the hedging strategies to be implemented by them.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the Commission, as are other securities traded on such exchanges.  As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions.  In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of counterparty default.  Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting an Underlying Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, the margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events.  In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market.  For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose.  As a result, if the OCC determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, the OCC may impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Restrictions on the Use of Futures and Option Contracts

Under applicable regulations, when an Underlying Portfolio enters into transactions in futures contracts and options on futures contracts, that Underlying Portfolio is required to cover the transaction or segregate sufficient liquid assets.  In addition, an AB Underlying Portfolio may not purchase or sell such instruments for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of initial margin deposits on such futures and options positions and premiums paid for options purchased would exceed 5% of the market value of the AB Underlying Portfolio’s total assets.  Each AB Underlying Portfolio has adopted the additional restriction that it will not enter into a futures contract if, immediately thereafter, the value of securities and other obligations underlying all such futures contracts would exceed 50% of the value of such AB Underlying Portfolio’s total assets.  Moreover, an AB Underlying Portfolio will not purchase put and call options if as a result more than 10% of its total assets would be invested in such options.

Future Developments

The foregoing discussion relates to each Underlying Portfolio’s proposed use of futures contracts, forward currency exchange contracts, options, and options on futures contracts currently available.  As noted above, the relevant markets and related regulations are evolving.  In the event of future regulatory or market developments, each Underlying Portfolio may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Additional Risk Considerations of the Underlying Portfolios

Portfolio Reallocation Risk

From time to time, the Underlying Portfolios may experience relatively large investments or redemptions due to reallocations or rebalancings as recommended by AllianceBernstein.  Additionally, the AB Underlying Portfolios may experience large investments or redemptions due to reallocations or rebalancings by the AB Underlying Portfolios’ feeder funds.  These transactions will affect the Underlying Portfolios since Underlying Portfolios that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and since Underlying Portfolios that receive additional cash will have to invest such cash.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Underlying Portfolio performance to the extent that the Underlying Portfolios may be required to sell securities or invest cash at times when they would not otherwise do so.  These transactions could also accelerate the realization of taxable income for federal income tax purposes if sales of securities resulted in gains and could also increase transaction costs.  AllianceBernstein will at all times monitor the impact of reallocations or rebalancings on the Underlying Portfolios, but AllianceBernstein may nevertheless face conflicts in fulfilling its responsibilities to the Target Maturity Funds, the AB Underlying Portfolios and AB Underlying Portfolios’ feeder funds.

Currency Considerations

Those Underlying Portfolios that invest some portion of their assets in securities denominated in, and receive revenues in, foreign currencies will be adversely affected by reductions in the value of those currencies relative to the U.S. Dollar.  These changes will affect an Underlying Portfolio’s net assets, distributions and income.  If the value of the foreign currencies in which an Underlying Portfolio receives income falls relative to the U.S. Dollar between receipt of the income and the making of Underlying Portfolio distributions, an Underlying Portfolio may be required to liquidate securities in order to make distributions if the Underlying Portfolio has insufficient cash in U.S. Dollars to meet the distribution requirements that the Underlying Portfolio must satisfy to qualify as a regulated investment company for federal income tax purposes.  Similarly, if an exchange rate declines between the time an Underlying Portfolio incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred.  In light of these risks, an Underlying Portfolio may engage in certain currency hedging transactions, as described above, which involve certain special risks.

Securities of Foreign Issuers

The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries.  Consequently, an Underlying Portfolio whose investments include securities of foreign issuers may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies.  These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States.  Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals.  These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of an Underlying Portfolio.  In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority.  If a deterioration occurs in a country’s balance of payments, the country could impose temporary or indefinite restrictions on foreign capital remittances.

An Underlying Portfolio also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment.  Investing in local markets may require an Underlying Portfolio to adopt special procedures that may involve additional costs to an Underlying Portfolio.  These factors may affect the liquidity of an Underlying Portfolio’s investments in any country and an Underlying Portfolio’s Subadviser will monitor the effect of any such factor or factors on an Underlying Portfolio’s investments.  Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information.  The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in securities of foreign issuers than to investors in U.S. securities.  Substantially less information is publicly available about certain foreign issuers than is available about U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.  Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, revolutions, wars or diplomatic developments could affect adversely the economy of a non-U.S. country and the Underlying Portfolio’s investments.  In such events, an Underlying Portfolio could lose its entire investment in the country involved.  In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Underlying Portfolio than that provided by U.S. laws.

Foreign Fixed-Income Obligations

To the extent that they invest in foreign fixed-income obligations, certain of the AB Underlying Portfolios are subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.  In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States.  As a result, an AB Underlying Portfolio may be unable to obtain or enforce judgments against foreign entities.

Fixed-Income Securities

The value of each Underlying Portfolio’s shares will fluctuate with the value of its investments.  The value of each Underlying Portfolio’s investments in fixed-income securities will change as the general level of interest rates fluctuates.  During periods of falling interest rates, the values of fixed-income securities generally rise.  Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline.

In periods of increasing interest rates, each of the Underlying Portfolios may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Underlying Portfolio of debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation.  If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.  Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.  For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.  The value of inflation-indexed bonds is expected to change in response to changes in real interest rates.  Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.  If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds.  Short-term increases in inflation may lead to a decline in value.  Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income for federal income tax purposes, even though investors do not receive their principal until maturity.

Investment in Lower-Rated Fixed-Income Securities

Lower-rated securities are subject to greater risk of loss of principal and interest than higher-rated securities.  They are also generally considered to be subject to greater market risk than higher-rated securities, and the capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates.  In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.  Securities rated Ba or BB are judged to have speculative elements or to be predominantly speculative with respect to the issuer’s ability to pay interest and repay principal.  Such securities may have small assurance of interest and principal payments.

Unrated Securities

Unrated securities will also be considered for investment by the AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio and AllianceBernstein Inflation-Protected Securities Portfolio when the Subadviser believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, limits the risk to a particular AB Underlying Portfolio to a degree comparable to that of rated securities which are consistent with the AB Underlying Portfolio’s objective and policies.

Real Estate Industry

Although AllianceBernstein Real Estate Investment Portfolio does not invest directly in real estate, it invests primarily in real estate equity securities and has a policy of concentration of its investments in the real estate industry.  Therefore, an investment in this AB Underlying Portfolio is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general.  These risks include, among others:  possible declines in the value of real estate; risks related to global and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.  To the extent that assets underlying the AB Underlying Portfolio’s investments are concentrated geographically, by property type or in certain other respects, the AB Underlying Portfolio may be subject to certain of the foregoing risks to a greater extent.

In addition, if AllianceBernstein Real Estate Investment Portfolio receives rental income or income from the disposition of real property acquired as a result of a default on securities this AB Underlying Portfolio owns, the receipt of such income may adversely affect the AB Underlying Portfolio’s ability to retain its federal income tax status as a regulated investment company.  Investments by the AB Underlying Portfolio in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation.  REITs are also subject to the possibilities of failing to qualify for pass-through treatment of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) also are subject to interest rate risks.  When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise.  Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline.  In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies.  REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.  Historically, small capitalization stocks, such as REITs, have been more volatile in price than larger capitalization stocks.

To the extent that an Underlying Portfolio invests in global REITs, the Underlying Portfolio will also be subject to non-U.S. issuer risk and currency risk.

Mortgage-Backed Securities.  Investing in mortgage-backed securities involves certain unique risks in addition to those risks associated with investment in the real estate industry in general.  These risks include the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows.  When interest rates decline, the value of an investment in fixed rate obligations can be expected to rise.  Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline.  In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Further, the yield characteristics of mortgage-backed securities differ from those of traditional fixed-income securities.  The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors, and cannot be predicted with certainty.  Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment.  Early payment associated with mortgage-backed securities causes these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities.  Under certain interest rate and prepayment rate scenarios, an Underlying Portfolio may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.  When the Underlying Portfolio reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities.  Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of “locking in” interest rates.

Descriptions of Certain Money Market Securities in Which the Underlying Portfolios May Invest

Certificates of Deposit, Bankers’ Acceptances and Bank Time Deposits.  Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds.  The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate.  The certificate usually can be traded in the secondary market prior to maturity.

Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions.  Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise.  The draft is then “accepted” by another bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity.  Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest bearing account.  At present, bank time deposits maturing in more than seven days are not considered by the Adviser to be readily marketable.

Commercial Paper.  Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by entities in order to finance their current operations.

Variable Notes.  Variable amount master demand notes and variable amount floating rate notes are obligations that permit the investment of fluctuating amounts by an Underlying Portfolio at varying rates of interest pursuant to direct arrangements between the Underlying Portfolio, as lender, and the borrower.  Master demand notes permit daily fluctuations in the interest rate while the interest rate under variable amount floating rate notes fluctuate on a weekly basis.  These notes permit daily changes in the amounts borrowed.  An Underlying Portfolio has the right to increase the amount under these notes at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the notes without penalty.  Because these types of notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes.  Master demand notes are redeemable (and, thus, immediately repayable by the borrower) at face value, plus accrued interest, at any time.  Variable amount floating rate notes are subject to next-day redemption 14 days after the initial investment therein.  With both types of notes, therefore, an Underlying Portfolio’s right to redeem depends on the ability of the borrower to pay principal and interest on demand.  In connection with both types of note arrangements, the Underlying Portfolio considers earning power, cash flow and other liquidity ratios of the issuer.  These notes, as such, are not typically rated by credit rating agencies.  Unless they are so rated, an Underlying Portfolio may invest in them only if at the time of an investment the issuer has an outstanding issue of unsecured debt rated Aa or better by Moody’s or AA or better by S&P or Fitch.

INVESTMENT RESTRICTIONS

Except as described below and except as otherwise specifically stated in the Prospectuses or this SAI, the investment policies of each Fund set forth in the Prospectuses and this SAI are not fundamental and may be changed without shareholder approval.

Certain Fundamental Investment Policies

Each Fund has adopted the following investment restrictions, which may not be changed without the approval of the holders of a majority of such Fund’s outstanding voting securities.  The approval of a majority of a Fund’s outstanding voting securities means the affirmative vote of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares, whichever is less.

As a matter of fundamental policy, each Fund may not:

(a)           act as an underwriter of securities, except insofar as it may be deemed an underwriter in connection with the disposition of portfolio securities;

(b)           purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), except that it reserves freedom of action to hold and sell real estate acquired as a result of the Fund’s ownership of securities;

(c)           purchase or sell physical commodities other than precious metals, provided that the Fund may sell physical commodities acquired as a result of ownership of securities or other instruments.  This restriction shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities;

(d)           make loans to other persons, but this restriction shall not prevent the Fund from (a) lending portfolio securities and (b) entering into repurchase agreements and purchasing debt instruments or interest of indebtedness in accordance with the Fund’s investment objectives and policies to the extent such practices may be deemed loans;

(e)           borrow money, including through reverse repurchase agreements, except as permitted under the 1940 Act and as interpreted by a regulatory authority having jurisdiction from time to time;

(f)            issue any senior security except to the extent permitted under the 1940 Act and as interpreted by a regulatory authority having jurisdiction from time to time; or

(g)           make investments that will result in the concentration (as that term is defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, except that the Fund may invest less than 25% of its total assets in any one industry and provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities.

As a fundamental policy, each Fund is diversified (as that term is defined in the 1940 Act).  This means that at least 75% of each Fund’s assets consist of:

•                Cash or cash items;

•                Government Securities;

•                Securities of other investment companies; and

•                Securities of any one issuer that represent not more than 10% of the outstanding voting securities of the issuer of the securities and not more than 5% of the total assets of a Fund.

MANAGEMENT OF THE FUNDS

The Adviser

Allstate Financial Advisors, LLC, a Delaware limited liability company with principal offices at 3100 Sanders Road, Northbrook, Illinois 60062, has been retained under an investment management agreement between the Trust and the Adviser (the “Advisory Agreement”) to conduct the management and investment program of the Funds under the oversight of the Trust’s Board (see “Management of the Funds” in the Prospectuses).

The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended.  The Adviser is a newly formed, wholly owned subsidiary of Allstate Life Insurance Company and is ultimately owned by The Allstate Corporation.

The Adviser manages the Funds by selecting one or more subadvisers to manage the Funds’ portfolios.  The Adviser is responsible for identifying and selecting subadvisers subject to shareholder approval.  The Adviser also monitors the performance of such subadvisers.  As the investment adviser to each Fund, the Adviser is paid an annual management fee based on the average daily net assets of the Fund.  Out of its fee, the Adviser pays the subadviser of a Fund.  For these advisory services, each Fund will pay the Adviser a fee as a percentage of average daily net assets at an annualized rate as shown in the table below.

Allstate Funds	Management Fee (as a percentage of average daily net assets)
Allstate 2005 Target Maturity Fund	0.85%
Allstate 2010 Target Maturity Fund	0.85%
Allstate 2015 Target Maturity Fund	0.85%
Allstate 2020 Target Maturity Fund	0.85%
Allstate 2030 Target Maturity Fund	0.85%
Allstate 2040 Target Maturity Fund	0.85%
Allstate 2050 Target Maturity Fund	0.85%
Allstate Large Cap Index Fund	%

The Adviser is, under the Advisory Agreement, responsible for certain expenses incurred by each Fund, including, for example, office facilities and certain administrative services.  Each Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses.  As to the obtaining of services other than those specifically provided to each Fund by the Adviser, each Fund may employ its own personnel.  For such services, it also may utilize personnel employed by the Adviser or its affiliates and, in such event, the services will be provided to each Fund at cost and the payments therefor must be specifically approved by the Trust’s Board.

The Advisory Agreement with respect to each Fund has an initial term of two years, and shall continue in effect thereafter, so long as such continuance is specifically approved at least annually by the Board or by a majority vote of the holders of the outstanding voting securities of each Fund and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement, or “interested persons,” as defined in the 1940 Act, of any such party, at a meeting in person called for the purpose of voting on such matter.

Any amendment to the Advisory Agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated without penalty by the Adviser, by vote of the Trustees, or by vote of a majority of the outstanding voting securities of the relevant Fund upon 60 days’ written notice, and it terminates automatically in the event of its assignment.  The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.  [The Adviser controls the word “Allstate” in the names of the Trust and each Fund, and if the Adviser should cease to be the investment manager of any Fund, the Trust and such Fund may be required to change their names to delete the word “Allstate” from their names.]

The [Adviser] has contractually agreed for [the current fiscal year] [to waive its fee and] bear certain expenses so that total expenses do not, on an annual basis, exceed the amount indicated for the class and Fund listed below:

Fund	Expense Caps
Allstate 2005 Target Maturity Fund	Class A	1.25%
	Class C	2.00%
	Class I	0.95%
	Class GA	1.25%
	Class GC	2.00%
	Class GI	0.95%

Allstate 2010 Target Maturity Fund	Class A	1.25%
	Class C	2.00%
	Class I	0.95%
	Class GA	1.25%
	Class GC	2.00%
	Class GI	0.95%

Allstate 2015 Target Maturity Fund	Class A	1.25%
	Class C	2.00%
	Class I	0.95%
	Class GA	1.25%
	Class GC	2.00%
	Class GI	0.95%

Allstate 2020 Target Maturity Fund	Class A	1.25%
	Class C	2.00%
	Class I	0.95%

Allstate 2030 Target Maturity Fund	Class A	1.25%
	Class C	2.00%
	Class I	0.95%

Allstate 2040 Target Maturity Fund	Class A	1.25%
	Class C	2.00%
	Class I	0.95%

Allstate 2050 Target Maturity Fund	Class A	1.25%
	Class C	2.00%
	Class I	0.95%

Fund	Expense Caps
Allstate Large Cap Index Fund	Class A	—%
	Class C	—%
	Class I	—%

This contractual agreement remains in effect until                      , 200  .  In addition, the [Adviser] may recoup the amount of any [advisory fee waived or] expense reimbursed within three years after the year in which the [Adviser] incurred the expense if the recoupment does not exceed the expense limitation.

Subadvisers

Allstate Investment Management Company (“AIMCO”) is the subadviser for the Allstate Large Cap Index Fund.  AIMCO, an affiliate of the Adviser, is located at 3075 Sanders Road, Suite G3A, Northbrook, Illinois 60062.  AIMCO is a wholly owned subsidiary of Allstate Non-Insurance Holdings Inc., which is a wholly owned subsidiary of The Allstate Corporation.  AIMCO was formed in 1987 and as of September 30, 2007 managed approximately $8,350,000,000 in assets for affiliated entities, retirement plans for Allstate employees and pooled investment vehicles for third party investors.     [Fee]

AIMCO employees are also employees of Allstate Investments, LLC, an affiliated investment adviser which provides investment services to affiliated insurance companies.  The officers and directors of AIMCO are also officers and directors of Allstate Investments, LLC.  Officers, directors and investment professionals of AIMCO, including the portfolio managers of the Large Cap Index Fund, allocate their time between investment activities performed on behalf of Allstate Investments, LLC and on behalf of AIMCO and their respective investment clients in such manner as to permit them to meet the investment advisory and supervisory needs of all such entities.

AllianceBernstein L.P. is the subadviser for each of the Target Maturity Funds.  AllianceBernstein, 1345 Avenue of the Americas, New York, NY 10105 is a leading international investment adviser managing client accounts with assets as of                          , 2008 totaling approximately $       billion (of which approximately $       billion represented assets of investment companies).  As of                            , 2008, AllianceBernstein managed retirement assets for many of the largest public and private employee benefit plans (including [47] of the nation’s FORTUNE 100 companies), for public employee retirement funds in [37] states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide.  The [41] registered investment companies managed by AllianceBernstein, comprising [121] separate investment portfolios, currently have approximately [3.8] million shareholder accounts.       [Fee]

Certain other clients of a Subadviser may have investment objectives and policies similar to those of the respective Fund or Funds.  A Subadviser may, from time to time, make recommendations which result in the purchase or sale of the particular security by its other clients simultaneously with a purchase or sale thereof by a Fund or Funds.  If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.  It is the policy of each Subadviser to allocate advisory recommendations and the placing of orders in a manner that is deemed equitable by the Subadviser to the accounts involved, including the respective Fund or Funds.  When two or more of a Subadviser’s clients (including a Fund) are purchasing or selling the same security on a given day from the same broker or dealer, such transactions may be averaged as to price.

Each Subadviser may act as an investment adviser to other persons, firms or corporations, including investment companies.  Each Subadviser is investment adviser to many other registered investment companies, including the AB Underlying Portfolios.

Additional Information About the Funds’ Portfolio Managers

Target Maturity Funds

The management of and investment decisions for each of the Target Maturity Funds are made by the Blend Investment Policy Team. The five investment professionals(1) with the most significant responsibility for the day-to-day management of the Target Maturity Funds’ portfolios are Messrs. Thomas J. Fontaine, Mark A. Hamilton, Joshua Lisser, Seth J. Masters and Christopher H. Nikolich.  For additional information about the portfolio management of the Target Maturity Funds, see “Management of the Allstate Funds—Portfolio Managers” in the Prospectuses.

The following tables provide information regarding registered investment companies other than the Target Maturity Funds, other pooled investment vehicles and other accounts over which the Target Maturity Funds’ portfolio managers also have day-to-day management responsibilities.  The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance.  The information is provided as of                    , 200  .

REGISTERED INVESTMENT COMPANIES (excluding the Target Maturity Funds)

Portfolio Manager	Total Number of Registered Investment Companies Managed	Total Assets of Registered Investment Companies Managed	Number of Registered Investment Companies Managed with Performance- based Fees	Total Assets of Registered Investment Companies Managed with Performance-based Fees
Thomas J. Fontaine
Mark A. Hamilton
Joshua Lisser
Seth J. Masters
Christopher H. Nikolich

POOLED INVESTMENT VEHICLES

Portfolio Manager	Total Number of Other Pooled Investment Vehicles Managed	Total Assets of Other Pooled Investment Vehicles Managed	Number of Pooled Investment Vehicles Managed with Performance- based Fees	Total Assets of Pooled Investment Vehicles Managed with Performance- based Fees
Thomas J. Fontaine
Mark A. Hamilton

(1)  Investment professionals at AllianceBernstein include portfolio managers and research analysts.  Investment professionals are part of investment groups (or teams) that service individual fund portfolios.  The number of investment professionals assigned to a particular fund will vary from fund to fund.

Portfolio Manager	Total Number of Other Pooled Investment Vehicles Managed	Total Assets of Other Pooled Investment Vehicles Managed	Number of Pooled Investment Vehicles Managed with Performance- based Fees	Total Assets of Pooled Investment Vehicles Managed with Performance- based Fees
Joshua Lisser
Seth J. Masters
Christopher H. Nikolich

OTHER ACCOUNTS

Portfolio Manager	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed with Performance- based Fees	Total Assets of Other Accounts with Performance- based Fees
Thomas J. Fontaine
Mark A. Hamilton
Joshua Lisser
Seth J. Masters
Christopher H. Nikolich

Investment Professional Conflict of Interest Disclosure

AllianceBernstein has developed policies and procedures (including oversight monitoring) it believes are reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein mutual funds, and allocating investment opportunities.  Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably.

Employee Personal Trading.  AllianceBernstein has adopted a Code of Business Conduct and Ethics it believes is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients.  Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client.  Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein mutual funds through direct purchase, 401(k)/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards.  AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein.  Such code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients.  AllianceBernstein has compliance policies and oversight monitoring in place in an attempt to address conflicts of interest relating to the management of multiple accounts for multiple clients.  Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account.  The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations.  Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage.  In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably.  No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts.  Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities.  AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities.

These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients.  The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts.  Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities.  Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account.  An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities.  These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation

AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees.  The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of AllianceBernstein mutual funds.  Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management.  Investment professionals’ annual compensation is comprised of the following:

(i)            Fixed base salary:  This is generally the smallest portion of compensation.  The base salary is a relatively low, fixed salary within a similar range for all investment professionals.  The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii)           Discretionary incentive compensation in the form of an annual cash bonus:  AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals.  This portion of compensation is determined subjectively based on qualitative and quantitative factors.  In evaluating this component of an investment professional’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of AllianceBernstein.  Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance.  There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance.  AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

(iii)          Discretionary incentive compensation in the form of awards under AllianceBernstein’s Partners Compensation Plan (“deferred awards”):  AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals.  The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus.  There is no fixed formula for determining these amounts.  Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment.  Investment options under the deferred awards plan include many of the same AllianceBernstein mutual funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein’s clients and mutual fund shareholders with respect to the performance of those mutual funds.  AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein’s publicly traded equity securities.

(iv)          Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan:  The contributions are based on AllianceBernstein’s overall profitability.  The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Ownership of Securities

The table below shows the dollar range of equity securities in each Fund beneficially owned by the Target Maturity Fund’s portfolio managers as of the date of this SAI.

Fund	Portfolio Manager	Dollar Range of Securities in the Fund
Allstate 2005 Target Maturity Fund	Thomas J. Fontaine	$0
	Mark A. Hamilton	$0
	Joshua Lisser	$0
	Seth J. Masters	$0
	Christopher H. Nikolich	$0

Allstate 2010 Target Maturity Fund	Thomas J. Fontaine	$0
	Mark A. Hamilton	$0
	Joshua Lisser	$0
	Seth J. Masters	$0
	Christopher H. Nikolich	$0

Allstate 2015 Target Maturity Fund	Thomas J. Fontaine	$0
	Mark A. Hamilton	$0
	Joshua Lisser	$0
	Seth J. Masters	$0
	Christopher H. Nikolich	$0

Allstate 2020 Target Maturity Fund	Thomas J. Fontaine	$0
	Mark A. Hamilton	$0
	Joshua Lisser	$0
	Seth J. Masters	$0
	Christopher H. Nikolich	$0

Allstate 2030 Target Maturity Fund	Thomas J. Fontaine	$0
	Mark A. Hamilton	$0
	Joshua Lisser	$0
	Seth J. Masters	$0
	Christopher H. Nikolich	$0

Allstate 2040 Target Maturity Fund	Thomas J. Fontaine	$0
	Mark A. Hamilton	$0
	Joshua Lisser	$0
	Seth J. Masters	$0
	Christopher H. Nikolich	$0

Allstate 2050 Target Maturity Fund	Thomas J. Fontaine	$0
	Mark A. Hamilton	$0
	Joshua Lisser	$0
	Seth J. Masters	$0
	Christopher H. Nikolich	$0

Allstate Large Cap Index Fund

The following tables provide information regarding registered investment companies other than the Large Cap Index Fund, other pooled investment vehicles and other accounts over which the Large Cap Index Fund’s portfolio managers also have day-to-day management responsibilities.  The information provided includes accounts managed by AIMCO’s affiliated investment adviser, Allstate Investments, LLC, for which the portfolio managers have day-to-day management responsibilities.  The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance.  The information is provided as of                    , 200  .

REGISTERED INVESTMENT COMPANIES (excluding the Large Cap Index Fund)

Portfolio Manager	Total Number of Registered Investment Companies Managed	Total Assets of Registered Investment Companies Managed	Number of Registered Investment Companies Managed with Performance- based Fees	Total Assets of Registered Investment Companies Managed with Performance-based Fees
Christopher Fiorito	0	$0	0	$0
Daniel J. Rivera	0	0	0	0
Chelsea Smith	0	0	0	0

POOLED INVESTMENT VEHICLES

Portfolio Manager	Total Number of Other Pooled Investment Vehicles Managed	Total Assets of Other Pooled Investment Vehicles Managed	Number of Pooled Investment Vehicles Managed with Performance- based Fees	Total Assets of Pooled Investment Vehicles Managed with Performance- based Fees
Christopher Fiorito	0	$0	0	$0
Daniel J. Rivera	0	0	0	0
Chelsea Smith	0	0	0	0

OTHER ACCOUNTS

Portfolio Manager	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed with Performance- based Fees	Total Assets of Other Accounts with Performance- based Fees
Christopher Fiorito	10	$1,214.9M	0	0
Daniel J. Rivera	41	$7,835.5M	0	0
Chelsea Smith	0	0	0	0

Investment Professional Conflict of Interest Disclosure

AIMCO has developed policies and procedures (including oversight monitoring) it believes are reasonably designed to prevent, detect, and mitigate the effects of actual or potential conflicts of interest in, among others, the areas of employee personal trading, managing multiple accounts for multiple clients and allocating investment opportunities.  Investment professionals are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably.

Employee Personal Trading.  AIMCO has adopted a Code of Conduct and Supporting Policies and Procedures (the “Code of Conduct”) and Operating Procedures (the “Procedures” and together with the Code of Conduct, the “Code of Procedures”) that are designed to prevent, detect and mitigate conflicts of interest when investment professionals and other personnel of AIMCO own, buy or sell securities which may be owned by, or bought or sold for, clients.  Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee or a client.  Subject to the reporting requirements and other limitations of its Code and Procedures, AIMCO permits its employees to engage in personal securities transactions.  AIMCO’s Code and Procedures require disclosure of all personal accounts and require preclearance of all securities transactions (except transactions in certain non-reportable securities as defined by the SEC).

Allocating Investment Opportunities.  AIMCO’s Code and Procedures are also intended to address conflicts of interest relating to the allocation of investment opportunities.  The Code and Procedures are designed to ensure that investment opportunities are allocated equitably among different clients.  The investment professionals at AIMCO routinely are required to select and allocate investment opportunities among accounts.  Investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AIMCO’s Code and Procedures are also designed to prevent potential conflicts of interest that may arise when AIMCO has a particular financial incentive, such as a performance-based management fee, relating to an account.  An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AIMCO could share in investment gains.  To address these conflicts of interest, AIMCO’s policies and procedures require, among other things, the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities to ensure fair and equitable allocation among accounts; and limitations on short sales of securities.  These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation

AIMCO’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees.  The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients.  Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management.  Investment professionals’ annual compensation is comprised of a fixed salary and the opportunity to earn, on a discretionary basis, an incentive bonus and equity in The Allstate Corporation.

Ownership of Securities

The table below shows the dollar range of equity securities in the Large Cap Index Fund beneficially owned by the Fund’s portfolio managers as of the date of this SAI.

Fund	Portfolio Manager	Dollar Range of Securities in the Fund
Allstate Large Cap Index Fund	Christopher Fiorito	$0
	Daniel J. Rivera	$0
	Chelsea Smith	$0

Board of Trustees Information

The business and affairs of each Fund are managed under the oversight of the Board.  Certain information concerning the Trustees of the Trust is set forth below.

Name, Address* and Age	Position(s) Held with the Trust	Term of Office** and Length of Time Served	Principal Occupation (s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Director- ships Held By Trustee
Interested Trustee
William P. Marshall	Trustee;	Since		8
		November
		2007
	Chief	Since January
	Administrative	2008
	Officer

Disinterested Trustees

*                                         The address for each of the Trust’s disinterested Trustees is Allstate Financial Investment Trust, 3100 Sanders Road, Northbrook, IL 60062.

**                                  Trustees serve for an indefinite term until the earliest of: (i) removal by the Board or shareholders, (ii) resignation or death, or (iii) the election and qualification of his or her successor.

+                                         Mr. Marshall is an “interested person,” as defined in the 1940 Act, due to his position as                        of the Adviser.

The Trusts’ Board has              standing committees of the Board – an Audit Committee,                        and a Governance and Nominating Committee.  Each Committee serves all eight series of the Trust.  The members of each Committee are identified above.

The Audit Committee monitors the Trust’s accounting policies, financial reporting and internal control systems, as well as, the work of the independent auditors.  The members of the Audit Committee, all of whom are disinterested Trustees                  , include                                     .  The Funds commenced operations on              , 2008.  The Audit Committee held        meetings prior to such date.

The Nominating and Governance Committee is primarily responsible for the identification and recommendation of individuals for board membership and for overseeing the administration of the Trust’s Governance Procedures and Guidelines.  The members of the Nominating and Governance Committee, all of whom are disinterested Trustees, include                     .  Pursuant to the Trust’s Nominating and Governance Committee Charter, shareholders may submit recommendations for Board candidates by sending a resume of the candidate by U.S. Mail to the Secretary of the Trust for the attention of the

Chairperson of the Nominating and Governance Committee.  The Funds commenced operations on              , 2008.  The Nominating and Governance Committee held        meetings prior to such date.

Set forth in the table below is the dollar range of shares held in each Fund and the aggregate dollar range of shares in the Trust beneficially owned by each Trustee as of                  , 2008.

	Dollar Range of Equity Securities in the Allstate Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies
Interested Trustee	None	None
William P. Marshall	None	None
	None	None
	None	None
	None	None
	None	None

Officer Information

Certain information concerning the Trust’s officers who are not Trustees is set forth below.

Name, Address* and Age	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation During Past 5 Years
James E. Hohmann	President	Since January 2008
Steven C. Verney	Treasurer	Since January 2008
Joseph P. Rath	Secretary	Since January 2008

*                                         The address for each of the Trust’s officers is 3100 Sanders Road, Northbrook, Illinois 60062.

**                                  The Trust’s officers are elected annually by the Board.

The Trust does not pay any fees to, or reimburse expenses of, its Trustees who are considered “interested persons” of the Trust.  The table below shows the estimated compensation that is to be paid to each of the Trustees for the fiscal year ending October 31, 2008.

Name of Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued (as part of Fund expenses)	Estimated Annual Benefit Upon Retirement	Total Compensation From the Trust
	$		$—	—
	$		$—	—
	$		$—	—
	$		$—	—

As of the date of this SAI, the Trustees and Officers did not own any of the outstanding shares of the Funds; however,                              owned 100% of the outstanding shares of the Funds for the purpose of providing seed capital to the Funds.  Accordingly, as of such date,                              owned a

controlling [interest in each Fund].  Shareholders with a controlling interest could affect the outcome of a proxy vote or the direction of management of each Fund.

EXPENSES OF THE FUNDS

In addition to the payments to the Adviser under the Investment Advisory Agreement described above, the Funds pay certain other costs including (a) brokerage and commission expenses, (b) federal, state and local taxes, including issue and transfer taxes incurred by or levied on a Fund, (c) interest charges on borrowing, (d) fees and expenses of registering the shares of the Funds under the appropriate federal securities laws and of qualifying shares of the Funds under applicable state securities laws including expenses attendant upon renewing and increasing such registrations and qualifications, (e) expenses of printing and distributing the Funds’ prospectuses and other reports to shareholders, (f) costs of proxy solicitations, (g) transfer agency fees described below, (h) charges and expenses of the Funds’ custodian, (i) compensation of the Funds’ officers, Trustees and employees who do not devote any part of their time to the affairs of the Adviser or its affiliates, (j) costs of stationery and supplies, and (k) such promotional expenses as may be contemplated by the Distribution Services Agreement described below.

Distribution Services Agreement

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Allstate Distributors, L.L.C. (the “Distributor”), the Funds’ principal underwriter, to permit the Distributor to distribute each Fund’s shares.  The Trust has also adopted a plan under Rule 12b-1 (the “Rule 12b-1 Plan”) that provides for fees to compensate the Distributor for shareholder/distribution services for Class A, Class C, Class GA and Class GC shares.  The Distributor, an affiliate of the Adviser, is located at 3100 Sanders Road, Suite N3B, Northbrook, Illinois 60062.

Distribution services fees are accrued daily and paid monthly and are charged as expenses of each Fund as accrued.  The distribution services fees attributable to the Class C and Class GC shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge, and at the same time to permit the Distributor to compensate broker-dealers in connection with the sale of such shares.  In this regard the purpose and function of the combined contingent deferred sales charge (“CDSC”) and distribution services fee on the Class C and Class GC shares are the same as those of the initial sales charge and distribution services fee with respect to the Class A and Class GA shares in that in each case the sales charge and/or distribution services fee provide for the financing of the distribution of the relevant class of each Fund’s shares.

The Rule 12b-1 Plan is a compensation plan, which means that the Distributor is compensated regardless of its expenses, as opposed to a reimbursement plan which reimburses only for expenses incurred.  The Distributor may pay all or a portion of its fee to financial services firms who assist in distributing or promoting the sale of Fund shares.  In approving the Rule 12b-1 Plan, the Trustees determined that there was a reasonable likelihood that the Rule 12b-1 Plan would benefit each Fund and its shareholders.  The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

[The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.]

The Distribution Agreement has an initial term of two years.  The Rule 12b-1 Plan has an initial term of one year.  The Distribution Agreement and Rule 12b-1 Plan and will each continue in effect after its initial term so long as such continuance is specifically approved at least annually by the Board or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and, in either case, by a majority of the Trustees who are not parties to the agreements or “interested persons,” as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto.  The Distribution Agreement and Rule 12b-1 Plan were approved by a vote, cast in person, of the Board, including a majority of the Trustees who are not “interested persons,” as defined in the 1940 Act.  Under the Distribution Agreement between the Trust and the Distributor, the Trust has agreed to indemnify the Distributor, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

In the event that the Rule 12b-1 Plan is terminated by either party or not continued with respect to the Class A , Class C, Class GA or Class GC shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by a Fund to the Distributor with respect to that class, and (ii) a Fund would not be obligated to pay the Distributor for any amounts expended under the Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or through deferred sales charges.

The Trust has not adopted any Plan with respect to Class I or Class GI shares.

Transfer Agency Agreement

Boston Financial Data Services, Inc. (“BFDS”), located at 2 Heritage Drive, North Quincy, Massachusetts 02171, receives a transfer agency fee per account holder of each of the Class A, Class C, Class I, Class GA, Class GC and Class GI shares of each Fund, plus reimbursement for out-of-pocket expenses.  [The transfer agency fee with respect to the Class C and Class GC shares is higher than the transfer agency fee with respect to the Class A, Class I, Class GA and Class GI shares, reflecting the additional costs associated with the Class C and Class GC CDSCs.]  Because the Funds have not completed a fiscal year, there were no transfer agency fees applicable to the Funds paid in the most recent fiscal year.

BFDS acts as the transfer agent for each Fund.  BFDS registers the transfer, issuance and redemption of shares of the Funds and disburses dividends and other distributions to Fund shareholders.

Code of Ethics and Proxy Voting Policies and Procedures

The Funds, the Adviser, AIMCO, AllianceBernstein and the Distributor have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act.  These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by a Fund.

Pursuant to the subadvisory agreement with each Subadviser, proxy voting with respect to a Fund’s portfolio securities has been delegated to the respective Subadviser.  AIMCO and AllianceBernstein’s proxy voting policies and procedures are designed to ensure that proxies are voted in the best interests of clients, including the Funds.  AIMCO and AllianceBernstein’s proxy voting policies and procedures are attached as Appendix A.  Information regarding how each Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800)       -        ; or on or through the [Funds’ website at www.                    .com;] or both; and (2) on the Commission’s website at www.sec.gov.

PURCHASE OF SHARES

The following information supplements that set forth in your Prospectus under the heading “Investing in the Allstate Funds.”

General

Shares of each Fund are offered on a continuous basis at a price equal to their net asset value (“NAV”) plus an initial sales charge at the time of purchase (“Class A shares” and “Class GA shares”), without any initial sales charge and, as long as the shares are held for one year or more, without any CDSC (“Class C shares” and “Class GC shares”), or to investors meeting the initial investment requirements to purchase Class I or Class GI shares, without any initial sales charge or CDSC (“Class I shares” and “Class GI shares”), in each case as described below.  “Group retirement plans” are defined as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Funds.  All of the classes of shares of the Funds, except the Class I and Class GI shares, are subject to Rule 12b-1 asset-based sales charges.  Shares of each Fund that are offered subject to a sales charge are offered through (i) investment dealers that are members of the Financial Industry Regulatory Authority (“FINRA”) and have entered into selected dealer agreements with the Distributor (“selected dealers”), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Distributor (“selected agents”) and (iii) the Distributor.

Class GA, Class GC and Class GI may only be purchased in conjunction with the purchase/acceptance of a Guaranteed Lifetime Withdrawal Benefit Certificate (“Guaranteed Benefit Certificate”) issued by Allstate Life Insurance Company.  The purchase of the Guaranteed Benefit Certificate is limited to investors aged 50 to 80 and requires residing in a state that has approved the Certificate.  Please refer to the Guaranteed Benefit Certificate prospectus that accompanies this Prospectus for more detailed information on how to purchase this benefit.

Investors may purchase shares of a Fund either through financial intermediaries or directly through the Distributor.  A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares made through the financial intermediary.  Such financial intermediary may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by each Fund, including requirements as to classes of shares available through that financial intermediary and the minimum initial and subsequent investment amounts.  The Funds are not responsible for, and have no control over, the decision of any financial intermediary to impose such differing requirements.  Sales personnel of financial intermediaries distributing a Fund’s shares may receive differing compensation for selling different classes of shares.

In order to open your account, the Funds or your financial intermediary are required to obtain certain information from you for identification purposes.  This information may include name, date of birth, permanent residential address and social security/taxpayer identification number.  It will not be possible to establish your account without this information.  If the Funds or your financial intermediary are unable to verify the information provided, your account may be closed and other appropriate action may be taken as permitted by law.

The Trust’s Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders.  These policies are described below.  Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder’s financial intermediary.

In making the determination to exercise these rights, the Funds may consider an investor’s trading history in the Funds and accounts under common ownership or control.  The Funds seek to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Funds.  Accordingly, the Adviser uses certain materiality and volume thresholds to detect short-term or excessive trading, but otherwise seeks to apply the policies uniformly to all shareholders other than those who hold shares through omnibus accounts.  Although the Funds notify intermediaries of and request that they enforce the Funds’ policy, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds’ policy.  In certain cases, intermediaries may be unable to implement these policies or may not be able to implement them in the same manner as the Funds due to system or other constraints or issues.  Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders.  The Funds reserve the right to limit an intermediary’s future access to the Funds, up to and including termination of the selling agreement held with an intermediary.  There is no assurance that the Funds’ policies will be effective in limiting and deterring short-term and excessive trading in all circumstances.

Each Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.  If a Fund suspends the sale of its shares, shareholders will not be able to acquire its shares, including through an exchange.

The public offering price of shares of each Fund is its NAV, plus, in the case of Class A and Class GA shares, a sales charge.  On each Fund business day on which a purchase or redemption order is received by a Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the NAV is computed as of the next close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) by dividing the value of a Fund’s total assets, less its liabilities, by the total number of its shares then outstanding.  A Fund business day is any day on which the Exchange is open for trading.

The respective NAVs of the various classes of shares of each Fund are expected to be substantially the same.  However, the NAVs of the Class C and Class GC shares will generally be slightly lower than the NAVs of the Class A, Class I, Class GA and Class GI shares as a result of the differential daily expense accruals of the higher distribution and, in some cases, transfer agency fees applicable with respect to those classes of shares.

Each Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their NAV next determined (plus applicable Class A or Class GA sales charges), as described below.  Orders received by the Trust prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the NAV computed as of the close of regular trading on the Exchange on that day (plus applicable Class A or Class GA sales charges).  In the case of orders for purchase of shares placed through financial intermediaries, the applicable public offering price will be the NAV as so determined, but only if the financial intermediary completes its review and submits the order to the Trust prior to the close of regular trading on the Exchange.  The financial intermediary is responsible for reviewing and transmitting such orders by such time to the Trust.  If the financial intermediary fails to do so, the investor will not receive that day’s NAV.  If the Trust receives the order after the close of regular trading on the Exchange, the price received by the investor will be based on the NAV determined as of the close of regular trading on the Exchange on the next day it is open for trading.

Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an “Autobuy” application obtained by calling the “For Literature” telephone number shown on the cover of this SAI.  Except with respect to certain omnibus accounts, telephone purchase orders with payments by electronic funds transfer may not exceed $500,000.  Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association (“NACHA”).  Telephone purchase requests must be received before 4:00 p.m., Eastern time on a Fund business day to receive that day’s public offering price.  Telephone purchase requests received after 4:00 p.m., Eastern time are automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

Full and fractional shares are credited to a shareholder’s account in the amount of his or her subscription.  As a convenience to the subscriber, and to avoid unnecessary expense to the Funds, a Fund will not issue share certificates representing shares of the Fund.  Ownership of the Fund’s shares will be shown on the books of the Trust’s transfer agent.

Each class of shares of a Fund represents an interest in the same portfolio of investments of that Fund, has the same rights and is identical in all respects, except that (i) Class A and Class GA shares bear the expense of the initial sales charge (or CDSC, when applicable) and Class C and Class GC shares bear the expense of the CDSC, (ii) Class C and Class GC shares bear the expense of a higher distribution services fee than that borne by Class A, Class I, Class GA and Class GI shares do not bear such a fee, (iii) Class C and Class GC shares bear higher transfer agency costs than those borne by Class A, Class I, Class GA and Class GI shares, and (iv) each of Class A, Class C, Class GA and Class GC shares has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law.

Alternative Purchase Arrangements

Class A, Class C, Class GA and Class GC Shares.  Class A, Class C, Class GA and Class GC shares have the following alternative purchase arrangements:  Class A and Class GA shares are generally offered with an initial sales charge and Class C and Class GC shares are sold to investors choosing the asset-based sales charge alternative.  Special purchase arrangements are available for group retirement plans.  See “Alternative Purchase Arrangements – Group Retirement Plans” below.  These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances.  Investors should consider whether, during the anticipated life of their investment in each Fund, the accumulated distribution services fee and CDSCs on Class C and Class GC shares, would be less than the initial sales charge and accumulated distribution services fee on Class A and Class GA shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A and Class GA shares.  Class C and Class GC shares will normally not be suitable for the investor who qualifies to purchase Class A or Class GA shares at NAV.  For this reason, the Distributor will reject any order for more than $1,000,000 for Class C and Class GC shares.  In addition, the Distributor will generally reject any order for more than $1,000,000 for Class GA shares.

Class A and Class GA shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class C and Class GC shares.  However, because initial sales charges are deducted at the time of purchase, investors purchasing Class A or Class GA shares would not have all their funds invested initially and, therefore, would initially own fewer shares.  Investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A or Class GA shares because the accumulated continuing distribution charges on Class C and Class GC shares may exceed the initial sales charge on Class A or Class GA shares during the life of the investment.  Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

Other investors might determine, however, that it would be more advantageous to purchase Class C or Class GC shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and being subject to a CDSC for a one-year period, respectively.  For example, based on current fees and expenses, an investor subject to the [        %] initial sales charge on Class A and Class GA shares would have to hold his or her investment approximately [              ] years for the Class C or Class GC distribution services fee to exceed the initial sales charge plus the accumulated distribution services fee of Class A and Class GA shares.  In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A or Class GA shares.  This example does not take into account the time value of money, which further reduces the impact of the Class C and Class GC distribution services fees on the investment, fluctuations in NAV or the effect of different performance assumptions.

Because the Funds have not completed a fiscal year, there were no underwriting commissions payable with respect to the Funds during the most recent fiscal year.

Class A and Class GA Shares

The public offering price of Class A and Class GA shares is the NAV plus a sales charge, as set forth below.

Sales Charge

Amount of Purchase	As % of Net Amount Invested	As % of the Public Offering Price	Discount or Commission to Dealers or Agents of up to % of Offering Price
$100,000 or less		5.50%
$100,001 - $250,000		4.50
$250,001 - $500,000		3.50
$500,001 - $750,000		2.50
$750,001 - $999,999		1.50
$1,000,000 and above		0.00

All or a portion of the initial sales charge may be paid to your financial representative.  With respect to purchases of $1,000,000 or more, Class A and Class GA shares redeemed within one year of purchase may be subject to a CDSC of up to 1%.  The CDSC on Class A and Class GA shares will be waived on certain redemptions, as described below under “—Contingent Deferred Sales Charge.”

No initial sales charge is imposed on Class A or Class GA shares issued (i) pursuant to the automatic reinvestment of income dividends or capital gains distributions or (ii) in connection with purchases of Class A or Class GA shares in the amount of $1,000,000 or more.  Each Fund receives the entire NAV of its Class A and Class GA shares sold to investors.  The Distributor’s commission is the sales charge shown above less any applicable discount or commission “reallowed” to selected dealers and agents.  The Distributor will reallow discounts to selected dealers and agents in the amounts indicated in the table above.  In this regard, the Distributor may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Distributor.  A selected dealer who receives reallowance in excess of 90% of such a sales charge may be deemed to be an “underwriter” under the Securities Act.

In addition to the circumstances described above, certain types of investors may be entitled to pay no initial sales charge in certain circumstances described below.

Class A and Class GA Shares - Sales at NAV.  Each Fund may sell its Class A or Class GA shares at NAV (i.e., without any initial sales charge) to certain categories of investors including:

(i)            present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser, AIMCO and their affiliates, or their spouses or domestic partners, siblings, direct ancestors or direct descendants, or any trust, individual retirement account or retirement plan account for the benefit of such person;

(ii)           persons buying shares in certain programs or platforms sponsored and maintained by a registered broker-dealer approved by the Adviser; and

(iii)          officers, directors and present full-time employees of selected dealers or agents, their spouses, or any trust, individual retirement account or retirement plan account for the benefit of such person.

Class C and Class GC Shares

Investors may purchase Class C and Class GC shares at the public offering price equal to the NAV per share of the respective Class C or Class GC shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption.  Class C and Class GC shares are sold without an initial sales charge so that each Fund will receive the full amount of the investor’s purchase payment and, as long as the shares are held for one year or more, without a CDSC so that the investor will receive as proceeds upon redemption the entire NAV of his or her Class C or Class GC shares.  The Class C and Class GC distribution services fee enables each Fund to sell Class C and Class GC shares without either an initial sales charge or CDSC, as long as the shares are held for one year or more.  Class C and Class GC shares do not convert to any other class of shares of a Fund and incur higher distribution services fees than Class A and Class GA shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A and Class GA shares.

Contingent Deferred Sales Charge.  Class A and Class GA share purchases of $1,000,000 or more and Class C and Class GC shares that are redeemed within one year of purchase will be subject to a CDSC of 1% as are Class A and Class GA share purchases by certain group retirement plans (see “Alternative Purchase Arrangement–Group Retirement Plans”) below.  The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their NAV at the time of redemption.  Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price.  In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

In determining the CDSC applicable to a redemption of Class C and Class GC shares, it will be assumed that the redemption is, first, of any shares that are not subject to a CDSC (for example, because the shares were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge.  When shares acquired in an exchange are redeemed, the applicable CDSC and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the Fund originally purchased by the shareholder.

Proceeds from the CDSC are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Funds in connection with the sale of Fund shares, such as the payment of compensation to selected dealers and agents for selling Fund shares.  The combination of the CDSC and the distribution services fee enables the Funds to sell shares without a sales charge being deducted at the time of purchase.

The CDSC is waived on redemptions of shares (i) following the death or disability, as defined in Section 72(m)(7) of the Code, of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder that has attained the age of 70½, (iii) pursuant to, and in accordance with, a systematic withdrawal plan (see “Sales Charge Reduction Programs–Systematic Withdrawal Plan” below), (iv) to the extent that the redemption is necessary to meet a plan participant’s or beneficiary’s request for a distribution or loan from a group retirement plan or to accommodate a plan participant’s or beneficiary’s direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan or (v) for certain permitted exchanges of shares.

Class I and Class GI Shares

Class I and Class GI shares are available to certain investors through a financial adviser at NAV for initial purchases of $1 million or more.  Class I and Class GI shares do not incur any distribution services fees and will thus have a lower expense ratio.  Class I and Class GI shares may be purchased and held solely:

(i)            through accounts established under a program or platform sponsored and maintained by a registered broker-dealer or other financial adviser approved by the Distributor; or

(ii)           through a qualified employee benefit plan (e.g., a 401(k) plan) that purchases shares directly without the involvement of a financial adviser.

In addition, the Target Maturity Funds may purchase Class I shares of the Allstate Large Cap Index Fund.

Alternative Purchase Arrangements - Group Retirement Plans

Each Fund offers special distribution arrangements for group retirement plans.  However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of the Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI.  Group retirement plans also may not offer all classes of shares of a Fund.  In order to enable participants investing through group retirement plans to purchase shares of a Fund, the maximum and minimum investment amounts may be different for shares purchased through group retirement plans from those described herein.  In addition, the Class A CDSC may be waived for investments made through certain group retirement plans.  Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in the Prospectuses and this SAI.  The Funds are not responsible for, and have no control over, the decision of any plan sponsor or fiduciary to offer such differing eligibility requirements.

Class A Shares.  Class A shares are available at NAV to all [                            ] sponsored group retirement plans, regardless of size, and to the                                        401(k) and                            SIMPLE IRA plans with at least $250,000 in plan assets or 100 or more employees.  For purposes of determining whether a SIMPLE IRA plan has at least $250,000 in plan assets, all of the SIMPLE IRAs of an employer’s employees are aggregated.  The Distributor measures the asset levels and number of employees in these plans once monthly.  Therefore, if a plan that is not initially eligible for Class A shares meets the asset level or number of employees required for Class A eligibility, the Distributor may not initially fill orders with Class A shares if an order is received prior to its monthly measurement of assets and employees.  If the plan terminates a Fund as an investment option within one year, then all plan purchases of Class A shares will be subject to a 1% CDSC on redemption.

Class A shares are also available at NAV to group retirement plans with plan assets in excess of $10 million.  The 1%, 1-year CDSC also generally applies.  However, the 1%, 1-year CDSC may be waived if the financial intermediary agrees to waive all commissions or other compensation paid in connection with the sale of such shares (typically up to a 1% advance payment for sales of Class A shares at NAV) other than the service fee paid pursuant to each Fund’s Rule 12b-1 Plan.

Class C Shares.  Class C shares are available to                                401(k) and                                SIMPLE IRA plans with less than $250,000 in plan assets and less than 100 employees.  If an                               ,                                401(k) or                                SIMPLE IRA plan holding Class C shares becomes eligible to purchase Class A shares at NAV, the plan sponsor or other appropriate fiduciary of such plan may request the Distributor in writing to liquidate the Class C shares and purchase Class A shares with the liquidation proceeds.  Any such liquidation and repurchase may not occur before the expiration of the 1-year period that begins on the date of the plan’s last purchase of Class C shares.

Choosing a Class of Shares for Group Retirement Plans.  Plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of a Fund, including maximum and minimum initial investment requirements, that are different from those described in this SAI.  Plan fiduciaries should consider how these requirements differ from a Fund’s share class eligibility criteria before determining whether to invest.

Sales Charge Reduction Programs

The Funds offer shareholders various programs through which shareholders may obtain reduced sales charges or reductions in CDSC through participation in such programs.  In order for shareholders to take advantage of the reductions available through the combined purchase privilege, rights of accumulation and letters of intent, a Fund must be notified by the shareholder or his or her financial intermediary that they qualify for such a reduction.  If a Fund is not notified that a shareholder is eligible for these reductions, that Fund will be unable to ensure that the reduction is applied to the shareholder’s account.

Combined Purchase Privilege.  Shareholders may qualify for the sales charge reductions by combining purchases of shares of the Funds into a single “purchase.” By combining such purchases, shareholders may be able to take advantage of the quantity discounts described under “Alternative Purchase Arrangements—Class A and Class GA Shares.” A “purchase” means a single purchase or concurrent purchases of shares of one or more Funds, including institutional Funds, by (i) an individual, his or her spouse or domestic partner, or the individual’s children under the age of 21 years purchasing shares of a Fund for his, her or their own account(s); (ii) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved; (iii) the employee benefit plans of a single employer; or (iv) any company that has been in existence for at least six months or has a purpose other than the purchase of shares of the Fund.  The term “purchase” also includes purchases by any “company,” as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of the Funds or shares of other registered investment companies at a discount.  The term “purchase” does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

Cumulative Quantity Discount (Right of Accumulation).  An investor’s purchase of additional Class A or Class GA shares of a Fund may be combined with the value of the shareholder’s existing accounts, thereby enabling the shareholder to take advantage of the quantity discounts described under “Alternative Purchase Arrangements – Class A and Class GA Shares”.  In such cases, the applicable sales charge on the newly purchased shares will be based on the total of:

(i)            the investor’s current purchase;

(ii)                                  the NAV (at the close of business on the previous day) of (a) all shares of each Fund held by the investor and (b) all shares held by the investor of any other Allstate Funds for which the investor, his or her spouse or domestic partner, or child under the age of 21 is the participant; and

(iii)                               the NAV of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single “purchase” (see above).

For example, if an investor owned Class A shares of one Fund worth $200,000 at their then current NAV and, subsequently, purchased Class GA shares of the same or another Fund worth an additional $100,000, the initial sales charge for the $100,000 purchase would be the 3.50% rate applicable to a single $300,000 purchase of shares of the Fund, rather than the 5.50% rate.

Letter of Intent.  Class A or Class GA investors may also obtain the quantity discounts described under “Alternative Purchase Arrangements – Class A or Class GA Shares” by means of a written Letter of Intent, which expresses the investor’s intention to invest at least $100,000 in Class A and/or Class GA shares of any of the Funds within 13 months.  Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent.  At the investor’s option, a Letter of Intent may include purchases of Class A and/or Glass GA shares of any of the Funds made not more than 90 days prior to the date that the investor signs a Letter of Intent, in which case the 13-month period during which the Letter of Intent is in effect will begin on the date of that earliest purchase.  However, sales charges will not be reduced for purchases made prior to the date the Letter of Intent is signed.

Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Funds under a single Letter of Intent.  For example, if at the time an investor signs a Letter of Intent to invest at least $250,000 in Class A or Class GA shares of a Fund, the investor and the investor’s spouse or domestic partner each purchase Class A or Class GA shares of a Fund worth $100,000 (for a total of $200,000), it will only be necessary to invest a total of $50,000 during the following 13 months in Class A or Class GA shares of a Fund or any other Fund, to qualify for the       % sales charge on the total amount being invested (the sales charge applicable to an investment of $250,000).

The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated.  The minimum initial investment under a Letter of Intent is 5% of such amount.  Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed at their then NAV to pay the additional sales charge, if necessary.  Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow.  When the full amount indicated has been purchased, the escrow will be released.

Investors wishing to enter into a Letter of Intent in conjunction with their initial investment in Class A or Class GA shares of a Fund can obtain a form of Letter of Intent by [contacting BFDS at the address or telephone numbers shown on the cover of this SAI.]

Reinstatement Privilege.  A shareholder who has redeemed any or all of his or her Class A shares may reinvest all or any portion of the proceeds from that redemption in Class A shares of any Fund at NAV without any sales charge, provided that (i) such reinvestment is made within 60 calendar days after the redemption date.  Shares are sold to a reinvesting shareholder at the NAV next determined as described above.  A reinstatement pursuant to this privilege will not cancel the redemption transaction; therefore, any gain or loss realized on the redemption will be recognized for federal income tax purposes except that no loss will be recognized to the extent that the shareholder purchases shares of the same Fund (or substantially identical stock or securities) within 30 calendar days before or after the redemption transaction.  Investors may exercise the reinstatement privilege by written request sent to the Trust at the address shown on the cover of this SAI.

Dividend Reinvestment Program.  Shareholders of Class A, Class C or Class I shares may elect to have all dividends and capital gains distributions from their account paid to them in the form of additional shares of the same class of a Fund pursuant to each Fund’s Dividend Reinvestment Program.  No initial sales charge or CDSC will be imposed on shares issued pursuant to the Dividend Reinvestment Program.  Shares issued under this program will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution.  Investors wishing to participate in the Dividend Reinvestment Program should complete the appropriate section of the Subscription Application.  Current shareholders should contact BFDS to participate in the Dividend Reinvestment Program.  Dividends and distributions are taxable for federal income tax purposes whether received in cash or reinvested in additional shares.  Class GA, Class GC and Class GI shareholders automatically have all income and capital gains distributions from their account reinvested in the form of additional shares in the same class of a Fund.

In certain circumstances where a shareholder has elected to receive dividends and/or capital gain distributions in cash but the account has been determined to be lost due to mail being returned to us by the Postal Service as undeliverable, such shareholder’s distributions option will automatically be placed within the Dividend Reinvestment Program for future distributions.  No interest will accrue on amounts represented by uncashed distribution checks.

Dividend Direction Plan.  A shareholder who already maintains accounts in more than one Fund may direct that income dividends and/or capital gains paid by one Fund be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of another Fund(s).  Further information can be obtained by contacting BFDS at the address or the “For Literature” telephone number shown on the cover of this SAI.  Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Subscription Application.  Current shareholders should contact BFDS to establish a dividend direction plan.

Systematic Withdrawal Plan

General.  Any shareholder who owns or purchases Class A or Class C shares of a Fund having a current NAV of at least [$5,000 may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date.  The $5,000 account minimum does not apply to a shareholder owning shares through an individual retirement account or other retirement plan who has attained the age of 70-1/2 who wishes to establish a systematic withdrawal plan to help satisfy a required minimum distribution.  Systematic withdrawal plan participants must elect to have their dividends and distributions from a Fund automatically reinvested in additional shares of the Fund.]

Shares of a Fund owned by a participant in the Fund’s systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below with respect to Class A and Class C shares, any applicable CDSC.  Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor’s principal may be depleted.  A systematic withdrawal plan may be terminated at any time by the shareholder or the Funds.

Withdrawal payments will not automatically end when a shareholder’s account reaches a certain minimum level.  Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder’s account and may subject the shareholder to the Fund’s involuntary redemption provisions.  See “Redemption and Repurchase of Shares - General.” Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges applicable when purchases are made.  While an occasional lump-sum investment may be made by a holder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House (“ACH”) network.  Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of a Fund should complete the appropriate portion of the Subscription Application, while current Fund shareholders desiring to do so can obtain an application form by contacting BFDS at the address or the “For Literature” telephone number shown on the cover of this SAI.

CDSC Waiver for Class A, Class C, Class GA and Class GC Shares.  Under the systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class A or Class C shares in a shareholder’s account may be redeemed free of any CDSC.

With respect to Class A and Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations.  Redemptions in excess of those limitations will be subject to any otherwise applicable CDSC.

Payments to Financial Advisers and Their Firms

Financial intermediaries market and sell shares of the Funds.  These financial intermediaries employ financial advisers and receive compensation for selling shares of the Funds.  This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or a Fund may pay.  Your individual financial adviser may receive some or all of the amounts paid to the financial intermediary that employs him or her.

In the case of Class A and Class GA shares, all or a portion of the initial sales charge that you pay may be paid by the Distributor to financial intermediaries selling Class A and Class GA shares.  The Distributor may also pay these financial intermediaries a fee of up to 1% on purchases of $1 million or more.  Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A and Class GA shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A and Class GA shares.

In the case of Class C and Class GC shares, the Distributor may pay, at the time of your purchase, a commission to firms selling Class C and Class GC shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C and Class GC shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C and Class GC shares.

Your financial adviser’s firm may receive compensation from the Trust and/or the Distributor in several ways from various sources, which may include some or all of the following:

•                  upfront sales commissions;

•                  Rule 12b-1 fees;

•                  additional distribution support;

•                  defrayal of costs for educational seminars and training; and

•                  payments related to providing shareholder record-keeping and/or transfer agency services.

[Other Payments for Distribution Services and Educational Support

In addition to the commissions paid to financial intermediaries at the time of sale and the fees described under “Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees,” in your Prospectus, some or all of which may be paid to financial intermediaries (and, in turn, to your financial adviser), the Distributor, at its expense, may currently provide additional payments to firms that sell shares of the Funds.  Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the Funds will generally not exceed the sum of (a) 0.25% of the current year’s Fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year.  These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the Funds for the firms’ employees and/or their clients and potential clients.  The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

A number of factors are considered in determining the additional payments, including each firm’s sales of the Funds, assets and redemption rates, and the willingness and ability of the firm to give the Distributor access to its financial advisers for educational and marketing purposes.  In some cases, firms may include the Funds on a “preferred list.”  The Distributor’s goal is to make the financial advisers who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the funds and related investor services.

The Funds and the Distributor may also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell Fund shares.  Please see “Expenses of the Strategies — Transfer Agency Agreement” above.  These expenses paid by each Fund are included in “Other Expenses” under “Fees and Expenses of the Strategies — Annual Fund Operating Expenses” in your Prospectus.

If one mutual fund sponsor makes greater distribution assistance payments than another, your financial adviser and his or her firm may have an incentive to recommend one fund complex over another.  Similarly, if your financial adviser or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

Please speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Funds, the Adviser, the Distributor and by sponsors of other mutual funds he or she may recommend to you.  You should also consult disclosures made by your financial adviser at the time of purchase.

Although the Funds may use brokers and dealers who sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.]

REDEMPTION AND REPURCHASE OF SHARES

The following information supplements that set forth in your Prospectus under the heading “Investing in the Funds.”  The Funds have authorized one or more brokers to receive on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.  In such cases, orders will receive the NAV next computed after such order is properly received and reviewed by the authorized broker or designee and accepted by the Funds.

Redemption

Subject only to the limitations described below, the Trust’s Declaration of Trust requires that the Funds redeem the shares tendered to them, as described below, at a redemption price equal to their NAV as next computed following the receipt of shares tendered for redemption in proper form.  Except for any CDSC which may be applicable to Class A, Class C, Class GA or Class GC shares, there is no redemption charge.  However, with respect to Class GA, Class GC and Class GI shares redemption policies herein are subject to the administrative rules under the Guaranteed Benefit Certificate.  Payment of the redemption price normally will be made within seven days after the Funds’ receipt of such tender for redemption.  If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial intermediary.

The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of a Fund.

Payment of the redemption price normally will be made in cash.  No interest will accrue on uncashed redemption checks.  The value of a shareholder’s shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of a Fund’s portfolio securities at the time of such redemption or repurchase.  Redemption proceeds on Class A, Class C, Class GA and Class GC shares will reflect the deduction of the CDSC, if any.  For federal income tax purposes, payment received by a shareholder upon redemption or repurchase of his shares, assuming the shares constitute capital assets in his or her hands, generally will result in long-term or short-term capital gains (or loss) depending upon the shareholder’s holding period and basis in the shares redeemed.

To redeem shares of a Fund, the registered owner or owners should forward a letter to that Fund containing a request for redemption.  The Funds may require the signature or signatures on the letter to be Medallion Signature Guaranteed.  Please contact BFDS to confirm whether a Medallion Signature Guarantee is needed.

Telephone Redemption By Electronic Funds Transfer.  Each Fund shareholder is entitled to request redemption by electronic funds transfer by telephone at (      )       -         if the shareholder has completed the appropriate portion of the Subscription Application or, if an existing shareholder has not completed this portion, by an “Autosell” application obtained from BFDS (except for certain omnibus accounts).  A telephone redemption request by electronic funds transfer may not exceed $100,000 and must be made by 4:00 p.m., Eastern time on a Fund business day as defined above.  Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder’s designated bank account at a bank selected by the shareholder that is a member of the NACHA.

Telephone Redemption By Check.  Each Fund shareholder is eligible to request redemption by check of Fund shares by telephone at (      )       -         before 4:00 p.m., Eastern time on a Fund business day in an amount not exceeding $100,000.  Proceeds of such redemptions are remitted by check to the shareholder’s address of record.  A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to BFDS, or by checking the appropriate box on the Subscription Application.

Telephone Redemptions - General.  During periods of drastic economic, market, or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching BFDS by telephone (although no such difficulty was apparent at any time in connection with the attacks).  If a shareholder were to experience such difficulty, the shareholder should issue written instructions to BFDS at the address shown on the cover of this SAI.  The Funds reserve the right to suspend or terminate their telephone redemption service at any time without notice.  Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or “street name” accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account.  Neither the Trust, the Adviser, the Distributor nor BFDS will be responsible for the authenticity of telephone requests for redemptions that the Funds reasonably believe to be genuine.  The Funds will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders.  If the Funds did not employ such procedures, they could be liable for losses arising from unauthorized or fraudulent telephone instructions.

General

With respect to Class A, Class C and Class I shares, if your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount or by using the Automatic Investment Plan.  No CDSC will be deducted from the proceeds of this redemption.

In the case of a redemption or repurchase of shares of a Fund recently purchased by check, redemption proceeds will not be made available until the Funds are reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

SHAREHOLDER SERVICES

The following information supplements that set forth in your Prospectus under the heading “Investing in the Allstate Funds.”  The shareholder services set forth below are applicable to all classes of shares unless otherwise indicated.

Automatic Investment Program

Investors may purchase Class A or Class C shares of a Fund through an automatic investment program utilizing “Electronic Funds Transfer” drawn on the investor’s own bank account.  Under such a program, pre-authorized monthly drafts for a fixed amount are used to purchase shares through the selected dealer or selected agent designated by the investor at the public offering price next determined after the Trust receives the proceeds from the investor’s bank.  In order to qualify for the Automatic Investment Program, an investor must make an initial purchase of at least $500 and commit to a monthly contribution of at least $50.  The monthly drafts must be in minimum amounts of $50.  In electronic form, drafts can be made on or about a date each month selected by the shareholder.  Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Subscription Application.  Current shareholders should contact BFDS at the address or telephone numbers shown on the cover of this SAI to establish an automatic investment program.

Exchange Privilege

You may exchange your investment in Class A, Class C or Class I shares of each Fund for shares of the same class of other Funds.  Exchanges of shares are made at the NAV next determined and without sales or service charges.  Exchanges may be made by telephone or written request.  In order to receive a day’s NAV, BFDS must receive and confirm a telephone exchange request by 4:00 p.m., Eastern time, on that day.  Class GA, GC and Class GI shares are not eligible for exchanges of the same class of shares of other Funds; however, subject to the terms of the Guaranteed Benefit Certificate, you may exchange Class GA shares of a Fund for Class A shares of the same Fund without being subject to a sales charge.  Subject to the terms of the Guaranteed Benefit Certificate, you may also exchange Class GC shares of a Fund for Class C shares of the same Fund without being subject to a 1% CSDC, sales charge.

Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption.  When redemption occurs, the CDSC applicable to the originally purchased shares is applied.

Please read carefully your Prospectus before submitting an exchange request.  Call BFDS at (      )       -         to exchange uncertificated shares.  The exchange service may be modified, restricted or terminated on 60 days’ written notice.

All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in your Prospectus.  An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective NAVs as next determined following receipt by the Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such Fund’s prospectus or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph.  Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.  For federal income tax purposes, exchanges of shares of a Fund are treated as a redemption, which will generally result in the realization of a capital gain or loss and a purchase of shares of the new Fund.

Each Fund shareholder and the shareholder’s financial intermediary are authorized to make telephone requests for exchanges unless BFDS receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application.  Such telephone requests cannot be accepted with respect to shares then represented by stock certificates.  Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

Eligible shareholders desiring to make an exchange should telephone BFDS with their account number and other details of the exchange at (      )       -         before 4:00 p.m., Eastern time, on a Fund business day as defined above.  Telephone requests for exchange received before 4:00 p.m., Eastern time on a Fund business day will be processed as of the close of business on that day.  During periods of drastic economic, market, or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching BFDS by telephone (although no such difficulty was apparent at any time in connection with the attacks).  If a shareholder were to experience such difficulty, the shareholder should issue written instructions to BFDS at the address shown on the cover of this SAI.

A shareholder may elect to initiate a monthly “Auto Exchange” whereby a specified dollar amount worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another Fund.  Auto Exchange transactions normally occur on the 12th day of each month, or the Fund business day prior thereto.

None of the Funds, the Adviser, the Distributor or BFDS will be responsible for the authenticity of telephone requests for exchanges that a Fund reasonably believes to be genuine.  A Fund will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders.  If a Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions.  Financial intermediaries may charge a commission for handling telephone requests for exchanges.

The exchange privilege is available only in states where shares of the Fund being acquired may be legally sold.  Each Fund reserves the right, at any time on 60 days’ written notice to its shareholders, to modify, restrict or terminate the exchange privilege.

Statements and Reports

Each shareholder of a Fund will receive semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of that Fund’s independent registered public accounting firm,                                  , as well as a confirmation of each purchase and redemption.  By contacting his or her financial intermediary or BFDS, a shareholder can arrange for copies of his or her account statements to be sent to another person.

NET ASSET VALUE

The price of each Fund’s shares is based on its NAV, which, for the Target Maturity Funds, in turn is based on the NAVs of the Underlying Portfolios in which it invests.  Each Fund’s NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business.  To calculate NAV, a Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.  Because certain of the Underlying Portfolios may invest in securities that are primarily traded on foreign exchanges that trade on weekends or other days when a Fund does not price its shares, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem their shares in the Fund.

Allstate Large Cap Index Fund

For the Large Cap Index Fund, the market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.  Foreign equity securities that trade in the U.S. are valued as of the close of trading on the primary U.S. exchange or market on which they trade; otherwise, foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade.  Securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when the Fund’s NAV is computed, are valued at a fair value as determined in good faith under the supervision of the Board of Trustees and in accordance with the Allstate Funds’ valuation procedures.  The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

AB Underlying Portfolios

Each AB Underlying Portfolio values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the AB Underlying Portfolios’ Board of Directors.  When an AB Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate.  An AB Underlying Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices.  The prices of securities used by an AB Underlying Portfolio to calculate its NAV may differ from quoted or published prices for the same securities.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each AB Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security.  An AB Underlying Portfolio may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the AB Underlying Portfolio values its securities at 4:00 p.m., Eastern time.  The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  For example, each AB Underlying Portfolio believes that foreign security values may be affected by events that occur after the close of foreign securities markets.  To account for this, the Underlying Portfolios may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

The Board of Directors of the AB Underlying Portfolios has delegated responsibility for valuing each AB Underlying Portfolio’s assets to AllianceBernstein.  AllianceBernstein has established a Valuation Committee, which operates under the policies and procedures approved by the AB Underlying Portfolios’ Board, to value each AB Underlying Portfolio’s assets on behalf of the AB Underlying Portfolio.  The Valuation Committee values AB Underlying Portfolio assets as described above.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends paid by the Funds, if any, with respect to Class A, Class C, Class I, Class GA, Class GC and Class GI shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services fee applicable to Class C and Class GC shares, and any incremental transfer agency costs relating to Class C and Class GC shares, will be borne exclusively by the class to which they relate.

The following is intended to be a general summary of certain federal income tax consequences of investing in the Funds.  It is not intended as a complete discussion of all such consequences or a discussion of circumstances applicable to certain types of shareholders.  Investors are therefore advised to consult their tax advisers before making an investment decision.

Each Fund intends to qualify and to continue to qualify each year as a regulated investment company (“RIC”) under the Code.

In order to so qualify, each Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and (iii) at the end of each fiscal quarter (a) maintain at least 50% of the value of its total assets in cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) have no more than 25% of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or in the securities of one or more qualified publicly traded partnerships.

To the extent that a Fund qualifies for treatment as a RIC, it will not be subject to federal income tax on income or gains paid to shareholders in the form of dividends or capital gains distributions.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund’s “required distribution” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of a Fund’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years.  Each Fund intends to make distributions sufficient to avoid imposition of the excise tax.

Shareholders will be subject to federal income taxes on distributions made by a Fund whether received in cash or additional shares of a Fund.  Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received.  Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than “qualified dividend income,” if any, will be taxable to shareholders as ordinary income.  It is not anticipated that a Fund will qualify to pay any exempt interest dividends.  For taxable years beginning prior to January 1, 2011, distributions of “qualified dividend income,” as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by a Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum federal income tax rate of 15%, without regard to how long a shareholder has held shares of a Fund.  Unless extended by future legislation, the 15% federal income tax rate on net capital gain will expire for taxable years beginning after 2010 and will be replaced by a maximum federal income tax rate on net capital gains of 20%.  Corporate shareholders are taxed on net capital gain at the same federal income tax rates applicable to ordinary income.  Dividends paid by a Fund may qualify in part for the 70% dividends received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied.  Generally, however, dividends received on stocks of foreign issuers are not eligible for the dividends received deduction when distributed to a Fund’s corporate shareholders.

To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date.   In order for dividends received by a Fund’s shareholders to be treated as qualified dividend income, the Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns.  A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for 60 days or fewer during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days or fewer during the 181-day period beginning 90 days before such date).  In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level), (1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of stock of a foreign corporation that is readily tradeable on an established securities market in the United States) or (b) treated as a passive foreign investment company for its current or preceding taxable year of the corporation.  If a Fund receives dividends from an Underlying Portfolio that qualifies as a RIC and the Underlying Portfolio designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets the holding period and other requirements with respect to shares of the Underlying Portfolio.

After the close of each year, each Fund will notify its shareholders of the amount and type of dividends and distributions made in that year.

Gain or loss realized upon a redemption or other disposition (such as an exchange) of shares of a Fund by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss.  A shareholder may be limited in his or her ability to utilize capital losses.  Any loss on the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends paid to the shareholder with respect to such shares.  Any loss a shareholder realize on a sale or exchange of shares will be disallowed if the shareholder acquires other shares of that Fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s sale or exchange of the shares. In such case, the shareholder’s tax basis in the shares acquired will be adjusted to reflect the disallowed loss.  Upon the exchange of shares that were purchased subject to a sales charge and held for less than 91 days, the lesser of (i) the sales charge incurred on the exchanged shares or (ii) the sales charge waived on the reinvested shares is included in the tax basis of the reinvested shares and is not included in the tax basis of the exchanged shares.

The use of a fund-of-funds structure could affect the amount, timing, and character of distributions from a Target Maturity Fund, and, therefore, may increase the amount of taxes payable by shareholders.  Because each Target Maturity Fund will invest substantially all of its assets in shares of the

Underlying Portfolios, its distributable income and gains will normally consist largely of distributions from the Underlying Portfolios in which it invests and gains and losses on the disposition of shares of the Underlying Portfolios.  Generally, the character of the income or capital gains that the Target Maturity Funds receive from the Underlying Portfolios will pass through to the Target Maturity Funds’ shareholders as long as the Target Maturity Fund and the Underlying Portfolios qualify as RICs.  However, to the extent that an Underlying Portfolio realizes net losses on its investments for a given taxable year, a Target Maturity Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other Underlying Portfolios in which it invests) until it disposes of shares of such Underlying Portfolio.  Moreover, even when a Target Maturity Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction.  In particular, a Target Maturity Fund will not be able to offset any capital losses from its dispositions of Underlying Portfolio shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying Portfolio).  As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that a Target Maturity Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Target Maturity Fund invested directly in the securities held by the Underlying Portfolios, rather than investing in shares of the Underlying Portfolios.  For similar reasons, the character of distributions from a Target Maturity Fund (e.g., long-term capital gain, qualified dividend income, eligibility for dividends received deduction, etc.) will not necessarily be the same as it would have been had the Target Maturity Fund invested directly in the securities held by the Underlying Portfolios.

Depending on a Target Maturity Fund’s percentage ownership in an Underlying Portfolio both before and after a redemption of the Underlying Portfolio’s shares, the Target Maturity Fund’s redemption of shares of such Underlying Portfolio may cause the Target Maturity Fund to be treated as receiving a dividend taxable as ordinary income (although possibly eligible for qualified dividend  income treatment) on the full amount of the distribution instead of receiving capital gain on only the amount received in excess of the basis in the shares of the Underlying Portfolio.  This might be the case, for example, where a Target Maturity Fund holds a significant interest in an Underlying Portfolio and redeems only a small portion of such interest.

Taxation of the Funds

The Funds or an Underlying Portfolio’s transactions, if any, in forward contracts, options, futures contracts and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by a Fund or Underlying Portfolio (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to a Fund or Underlying Portfolio, defer a Fund’s or Underlying Portfolio’s losses, and affect whether capital gain and loss is characterized as long-term or short-term.  These rules could therefore affect the character, amount and timing of distributions to shareholders.  These provisions also may require a Fund or an Underlying Portfolio to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause a Fund or Underlying Portfolio to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements of the Code for avoiding federal income and excise taxes.

If an option which a Fund or an Underlying Portfolio has written expires on its stipulated expiration date, the Fund or Underlying Portfolio recognizes a short-term capital gain.  If a Fund or an Underlying Portfolio enters into a closing purchase transaction with respect to an option which it has written, the Fund or Underlying Portfolio realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security.  If a call option which a Fund or an Underlying Portfolio has written is exercised, the Fund or Underlying Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

If an option which a Fund or an Underlying Portfolio has purchased expires on the stipulated expiration date, the Fund or Underlying Portfolio realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option.  If a Fund or an Underlying Portfolio exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security which will be decreased by the premium originally paid.

Options on certain broad-based stock indices held by a Fund or an Underlying Portfolio at the end of each fiscal year generally are treated under the Code as “Section 1256 contracts.”  Any gains or losses on these Section 1256 contracts held by a Fund or an Underlying Portfolio at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are “marked-to-market” for federal income tax purposes.  Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales of such securities will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”).  Certain options, futures contracts and options on futures contracts utilized by the Funds and Underlying Portfolios may also be Section 1256 contracts.

A Fund or Underlying Portfolio’s entry into a short sale transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing the Fund or Underlying Portfolio to realize gain, but not loss, on the position.

The Funds and Underlying Portfolios may invest in debt securities that are issued at a discount.  Although a Fund and Underlying Portfolio may not actually receive interest payments on these securities, the Fund or Underlying Portfolio will be required to include in its net investment income a portion of the excess of the face value of such securities over their issue price (“original issue discount”) for each year the Fund or Underlying Portfolio holds such securities.  To obtain cash in order to distribute such original issue discount to its shareholders, the Fund or Underlying Portfolio may have to dispose of other securities at a time when it might otherwise have continued to hold them.  Distributions of amounts representing original issue discount are taxable as ordinary income and will not constitute qualified dividend income.

The Funds and Underlying Portfolios may also acquire market discount bonds.  A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond).  If a Fund or Underlying Portfolio invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund or Underlying Portfolio elects to include the market discount in income as it accrues.  Such market discount will not constitute qualified dividend income.

REITs

An Underlying Portfolio may invest in REITs that hold residual interests in REMICs.  Under a notice issued by the Internal Revenue Service, a portion of an Underlying Portfolio’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events.  The notice provides that excess inclusion income of a RIC, such as a Fund or some of the Underlying Portfolios, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.  In general, excess inclusion income allocated to shareholders (a) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (b) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (c) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.  In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

Passive Foreign Investment Companies (“PFIC”)

If a Fund or an Underlying Portfolio receives an “excess distribution” with respect to PFIC stock, the Fund or Underlying Portfolio itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund or Underlying Portfolio to its shareholders.  In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute certain investment-type assets or 75% or more of its gross income is certain investment-type income.

Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund or Underlying Portfolio held the PFIC stock.  A Fund or Underlying Portfolio itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions.  Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

Rather than being taxed on the PFIC income as discussed above, a Fund or Underlying Portfolio may be eligible to elect alternative tax treatment.  Under an election that currently is available in certain circumstances, a Fund or Underlying Portfolio generally would be required to include in income its share of the PFIC’s income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year.  In addition, another election may be available that would involve marking to market a Fund’s or Underlying Portfolio’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election is available and is made, federal income tax at a Fund level or Underlying Portfolio level (if the Underlying Portfolio qualifies as a RIC) under the PFIC rules would generally be eliminated, but the Fund or Underlying Portfolio could, in limited circumstances, incur nondeductible interest charges.  A Fund or Underlying Portfolio’s intention to qualify annually as a RIC may limit its options with respect to PFIC shares.  The Funds will not be entitled to make elections with respect to shares of a PFIC held by an Underlying Portfolio in which the Fund invests; rather the Underlying Portfolio investing in the PFIC would decide whether to make such elections.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund or Underlying Portfolio itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not invest in PFIC shares.

Foreign Currency Transactions

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund or an Underlying Portfolio accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time a Fund or Underlying Portfolio actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss.  Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss.  These gains and losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Foreign Taxation

Income received by a Fund or an Underlying Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.  Under current law, a fund-of-funds cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by an underlying fund.  A Fund is only permitted to elect to pass through to its shareholders foreign income taxes it pays only if it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year.  Foreign securities held indirectly through most Underlying Portfolios do not contribute to this 50% threshold.  As a result, it is not anticipated that any Fund will be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by such Fund or Underlying Portfolio in which the Fund invests, with the result that shareholders will not be required to include in income, and will not be entitled to take any credits or deductions for such foreign taxes on their own federal income tax returns.

Other Taxes

Dividends and distributions also may be subject to state and local taxes.  Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.

The foregoing discussion relates solely to U.S. federal income tax law.  Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

Special rules apply to foreign persons who receive distributions from a Fund that are attributable to gain from “United States real property interests” (“USRPIs”).  The Code defines USRPIs to include direct holdings of United States real property and any interest (other than an interest solely as creditor) in a “United States real property holding corporation.”  The Code defines a United States real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business.  In general, if a Fund is a United States real property holding corporation (determined without regard to certain exceptions), the distribution of gains from USRPIs to foreign shareholders that own more than 50% of a class of such Fund’s shares at any time during the one-year period ending on the date of the distribution is subject to U.S. federal income tax withholding at a rate of 35% and obligates such foreign shareholder to file a U.S. income tax return.  To the extent a distribution to such foreign shareholder is attributable directly or indirectly to gains from the sale or exchange of USRPIs recognized by a REIT in which the Fund or an Underlying Portfolio invests, the Code treats that gain as the distribution of gain from a USRPI to the foreign shareholder which would be subject to U.S. withholding tax of 35% and would result in U.S. income tax filing obligations for the foreign shareholder.

FUND TRANSACTIONS

Subject to the general oversight of the Board, the Adviser is responsible for the investment decisions and the placement of orders for portfolio transactions for a Fund.  The Adviser has delegated such decisions to the Subadvisers.  A Fund’s Subadviser determines the broker or dealer to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission (for transactions on which a commission is payable) and the best price obtainable on each transaction (generally defined as “best execution”).  In connection with seeking best price and execution, a Fund does not consider sales of shares of an Underlying Portfolio or other investment companies managed by the Adviser, AIMCO or AllianceBernstein as a factor in the selection of brokers and dealers to effect portfolio transactions and has adopted a policy and procedures reasonably designed to preclude such considerations.

When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser or a Subadviser. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if a Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

[The Funds, the Adviser and the Subadvisers have not entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide].  To the extent that such persons or firms supply investment information to the Adviser or a Subadviser for use in rendering investment advice to a Fund, such information may be supplied at no cost to the Adviser or a Subadviser, and therefore may have the effect of reducing the expenses of the Adviser or a Subadviser in rendering advice to that Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser or a Subadviser probably does not reduce the overall expenses of the Adviser or a Subadviser to any material extent.

The investment information provided to the Adviser or a Subadviser is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser or a Subadviser’s own internal research and investment strategy capabilities. Research services furnished by brokers through which a Fund effects securities transactions are used by the Adviser or a Subadviser in carrying out its investment responsibilities with respect to all its client accounts.

The extent to which commissions that will be charged by broker-dealers selected by a Fund may reflect an element of value for research cannot presently be determined.  To the extent that research services of value are provided by broker-dealers with or through whom the Fund places portfolio transactions, the Adviser or a Subadviser may be relieved of expenses which it might otherwise bear.  Research services furnished by broker-dealers could be useful and of value to the Adviser or a Subadviser in servicing its other clients as well as a Fund; but, on the other hand, certain research services obtained by the Adviser or a Subadviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving a Fund.

Each Fund, or the Underlying Portfolios, may deal in some instances in securities that are not listed on a national stock exchange but are traded in the over-the-counter market.  Each Fund, or the Underlying Portfolios, may also purchase listed securities through the third market, i.e., from a dealer that is not a member of the exchange on which a security is listed.  Where transactions are executed in the over-the-counter market or third market, each Fund, or the Underlying Portfolios, will seek to deal with the primary market makers; but when necessary in order to obtain the best price and execution, it will utilize the services of others.  In all cases, each Fund, or the Underlying Portfolios, will attempt to negotiate best execution.

Allocations for the Target Maturity Funds are made by AllianceBernstein.  Purchases and sales of portfolio securities for the Large Cap Index Fund are determined by AIMCO and are placed with broker-dealers by AIMCO.

Disclosure of Portfolio Holdings

In the discretion of the Trust’s Adviser a Subadviser, the Funds, or their duly authorized service providers, may publicly disclose all holdings of the Funds, or a subset thereof, on the Funds’ website, [www.                        .com]. as of the end of the month.  Any such monthly portfolio holdings information will generally be posted within fifteen days after month-end and shall be deemed publicly available on the next day after it is posted.  Portfolio holdings information may be made available to investors and to rating agencies and companies that collect information about mutual funds (such as Morningstar, S&P and Lipper Analytical Services) only after its public disclosure.

The Trust’s policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information to be shared with the Trust’s service providers, because such parties generally need or may need access to such information in the performance of their duties and responsibilities.  The parties who have access to nonpublic portfolio holdings on a daily and ongoing basis include the Trust’s Adviser, Subadvisers, administrator and fund accountant, custodian and pricing services.  The Trust’s independent public accountants, attorneys and trustees have access to nonpublic portfolio holdings on an as needed basis.  In addition, the Funds’ portfolio holdings may be discussed with broker/dealers for the purpose of analyzing or trading such securities.  Such parties are subject to duties of confidentiality, including a duty not to trade on nonpublic information.  These duties arise from the service provider’s agreement or by virtue of the party’s relationship with the Trust.  For example, the Trust’s attorneys have ethical obligations (including duties of confidentiality) under state law and the trustees have certain duties of confidentiality, including a duty not to trade, under the Trust’s code of ethics.  To the extent any of these duties are deemed not to extend to the Funds’ portfolio holdings or to the extent a party were to violate a duty of confidentiality, a Fund could be harmed if the party used the portfolio information to trade against the Fund or otherwise used the information in a way that harmed the Fund.

Nonpublic portfolio holdings information may also be disclosed by the Funds, the Adviser, or a Subadviser to third parties other than those described above, provided that (i) the Trust’s Chief Compliance Officer makes a good faith determination that the Fund has a legitimate business purpose to provide the information and the disclosure is in the Fund’s best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement which includes a duty not to trade on the nonpublic information; and (iv) the Chief Compliance Officer of the Trust approves of the disclosure.  These conditions do not apply to portfolio holdings information released to such third parties after it is posted on the Trust’s website.  Currently, there are no arrangements to which these conditions apply.

No compensation or other consideration is received by the Trust, the Adviser or a Subadviser or any affiliates of the Trust , the Adviser or a Subadviser for disclosure of portfolio holdings information. The Chief Compliance Officer provides the Board of Trustees with quarterly reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter, as well as periodic reports of any material issues arising under such policies and procedures.  The Chief Compliance Officer is responsible for monitoring compliance with these procedures, including requesting information from service providers.

The Funds disclose their portfolio holdings to the extent required by law.

GENERAL INFORMATION

Capitalization

The authorized units of beneficial interest of each Fund is unlimited and has no par value.  All shares of each Fund, when issued, are fully paid and non-assessable.  The Trustees are authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval.  Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares.  Any issuance of shares of another class or series would be governed by the 1940 Act and the laws of the State of Delaware.

It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law.  Shareholders have available certain procedures for the removal of Trustees.

A Fund shareholder will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from that Fund’s assets and, upon redeeming shares, will receive the then current NAV of that Fund represented by the redeemed shares less any applicable CDSC.  The Board is empowered to establish, without shareholder approval, additional series, which may have different investment objectives and policies than those of any Fund, and additional classes of shares within each Fund.  If an additional class were established in the Funds, each share of the class would normally be entitled to one vote for all purposes.  Generally, shares of each class would vote together as a single class on matters, such as the election of Trustees, that affect each class in substantially the same manner.  Each class of shares of a Fund has the same rights and is identical in all respects, except that each of Class A, Class C, Class GA and Class GC shares of each Fund bears its own distribution expenses.  Each class of shares of a Fund votes separately with respect to that Fund’s Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law.  Shares are freely transferable, are entitled to dividends as determined by the Trustees and, in liquidation of each Fund, are entitled to receive the net assets of each Fund.

Custodian

State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, will act as each Fund’s custodian for the assets of such Fund but plays no part in deciding the purchase or sale of portfolio securities.

Counsel

Vedder Price P.C., located at 222 North LaSalle Street, Chicago, Illinois 60601, acts as legal counsel to the Trust.

Independent Registered Public Accounting

                          ,                           ,                     ,                 , serves as the independent registered public accounting firm for the Funds.

Additional Information

Any shareholder inquiries may be directed to the shareholder’s financial intermediary or to BFDS at the address or telephone numbers shown on the front cover of this SAI.  This SAI does not contain all the information set forth in the Registration Statement filed by the Funds with the Commission.  Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[to be filed by amendment]

APPENDIX A

A-1

PART C:  OTHER INFORMATION

Item 23. Exhibits

(a)           (1)           Declaration of Trust dated November 15, 2007. (*)

(2)           Written Instrument Establishing and Designating Classes of Shares dated January 4, 2008. (*)

(b)           By-Laws of Registrant. (*)

(c)           None.

(d)           (1)           Form of Investment Management Agreement between Allstate Financial Advisors, LLC (the “Investment Adviser”) and the Trust. (1)

(2)           Form of Investment Sub-Advisory Agreement between Investment Adviser and Allstate Investment Management Company (“AIMCO”). (1)

(3)           Form of Investment Sub-Advisory Agreement between Investment Adviser and AllianceBernstein L.P. (“AllianceBernstein”). (1)

(e)           Form of Distribution Agreement. (1)

(f)            None.

(g)           Form of Master Custodian Agreement. (1)

(h)           (1)           Form of Transfer Agency and Service Agreement. (1)

(2)           Form of Administration Agreement. (1)

(i)            Opinion and Consent of Vedder Price P.C. (1)

(j)            Consent of Independent Public Accountants. (1)

(k)           None.

(l)            Form of Subscription Agreement. (1)

(m)          Form of 12b-1 Plan. (1)

(n)           Form of Rule 18f-3 Plan. (1)

(o)           Reserved.

(p)           (1)           Code of Ethics of the Trust. (1)

(2)           Code of Ethics of the Investment Adviser. (1)

(3)           Code of Ethics of AIMCO. (1)

(4)           Code of Ethics of AllianceBernstein. (1)

(*)        Filed herewith

(1)        To be filed by Amendment.

Item 24.                 Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 25.                 Indemnification

Pursuant to Del. Code Ann. Title 12 Section 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and Trustees from and against any and all claims and demands whatsoever.

Section 5.2 of Article V of the Registrant’s Declaration of Trust provides for indemnification of directors and officers of the Trust under certain circumstances but does not allow such indemnification in cases of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.

The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

The Investment Management Agreement between the Registrant and the Investment Adviser, provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties thereunder on the part of the Investment Adviser, the Investment Adviser shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Trust in connection with the matters to which such Agreement relates.

Item 26.                 Business and Other Connections of the Investment Adviser

Allstate Financial Advisors, LLC

See “Management of the Funds - Investment Adviser” in the Prospectus, and “Management of the Funds — Board of Trustees” and “Management of the Funds — The Adviser” in the Statement of Additional Information for information regarding the business of the Investment Adviser.

The principal occupation of the directors and officers of the Investment Adviser are their services as directors and officers of the Investment Adviser.  The address of the Investment Adviser is 3100 Sanders Road, Northbrook, Illinois 60062.

Set forth below is information as to any other business, profession, vocation and employment of a substantial nature in which each officer of the Investment Adviser is, or at any during the last two fiscal years has been, engaged for their own account or in the capacity of director, officer, employee partner or trustee:

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company

John E. Smith, President and CEO

Thomas C. Bittner, Vice President - Operations and Chief Compliance Officer

Joseph P. Rath, Vice President, Secretary and General Counsel	Allstate Financial Investment Trust	Secretary

James E. Hohmann, Chairman of the Board	Allstate Financial Investment Trust	President

Kenneth P. Priess, Controller

Steven C. Verney, Treasurer	Allstate Financial Investment Trust	Treasurer

Allen R. Reed, Assistant Secretary

Mario Rizzo, Assistant Treasurer

William D. Webb, Assistant Treasurer

Allstate Investment Management Company

See “Management of the Funds - Subadvisers” in the Prospectus and “Management of the Funds — Subadvisers” in the Statement of Additional Information for information regarding the business of AIMCO.

The principal occupation of the directors and officers of AIMCO are their services as directors and officers of AIMCO and of Allstate Investments, LLC, an affiliated investment adviser.  The address of AIMCO is 3075 Sanders Road, Northbrook, Illinois 60062.

Set forth below is information as to any other business, profession, vocation and employment of a substantial nature in which each officer of AIMCO is, or at any during the last two fiscal years has been, engaged for their own account or in the capacity of director, officer, employee partner or trustee:

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company

Eric A. Simonson, Chairman of the Board, President and Chief Investment Officer/Director	Allstate Investments, LLC (“AILLC”)	President and Chief Investment Officer/Director
	Allstate Insurance Company and other Allstate affiliates (“Allstate”)	Senior Vice President and Chief Investment Officer/Director

Mary J. McGinn, Vice President, Secretary and General Counsel	AILLC Allstate	Vice President, Secretary and General Counsel Vice President, Secretary and Deputy General Counsel

Linda Honour, Senior Managing Director/Director	AILLC	Senior Managing Director/Director

Mary C. Winn, AVP - Administration and Treasurer	AILLC	AVP — Administration and Treasurer

Trond K. Odegaard AVP - Investment Risk Manager and Chief Compliance Officer	AILLC	AVP — Investment Risk Manager and Chief Compliance Officer

Paul A. Lythberg, Compliance Director	AILLC	Compliance Director

Judith P. Greffin, Chief Operating Officer, Senior Managing Director and Director	AILLC	Chief Operating Officer, Senior Managing Director/Director

Dorothy E. Even, Senior Managing Director and Director	AILLC	Senior Managing Director/Director

Charles D. Mires, Senior Managing Director and Director	AILLC	Senior Managing Director/Director

Patricia W. Wilson, Senior Managing Director and Director	AILLC	Senior Managing Director/Director

Mark W. Davis, Senior Managing Director and Director	AILLC	Senior Managing Director/Director

Mark P. Cloghessy, Managing Director	AILLC	Managing Director

Jerry D. Zinkula, Managing Director	AILLC	Managing Director

Daniel J. Rivera, Managing Director	AILLC	Managing Director

Breege, A. Farrell, Managing Director	AILLC	Managing Director

David A. Walsh, Managing Director	AILLC	Managing Director

AllianceBernstein L.P.

See “Management of the Funds - Subadvisers” in the Prospectus and “Management of the Funds — Subadvisers” in the Statement of Additional Information for information regarding the business of AllianceBernstein.

The principal occupation of the directors and officers of AllianceBernstein are their services as directors and officers of AllianceBernstein.  The address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105.

Set forth below is information as to any other business, profession, vocation and employment of a substantial nature in which each officer of AllianceBernstein is, or at any during the last two fiscal years has been, engaged for their own account or in the capacity of director, officer, employee partner or trustee:

Name and Position with Investment Adviser	Name of Other Company	Connection with Other Company

Mark R. Manley, Chief Compliance Officer	AllianceBernstein Corporation (“ABC”)	Senior Vice President, Deputy General Counsel, Assistant Secretary
	AllianceBernstein Investments, Inc. (“ABI”)	Director

Laurence E. Cranch, Executive Vice President and General Counsel

Lawrence H. Cohen, Executive Vice President

James A. Gingrich, Executive Vice President

Edward J. Farrell, Senior Vice President and Controller	ABI	Senior Vice President and Controller

Item 27.                Principal Underwriters

(a)           Allstate Distributors, L.L.C., principal underwriter for the Registrant, does not act as principal underwriter for any other investment companies.

(b)           Information regarding the directors and officers of Allstate Distributors, L.L.C. is as follows:

Name	Positions and Offices with Underwriter	Positions and Offices with Registrant

John C. Pintozzi	Manager

J. Eric Smith	Manager, Chairman of the Board and Chief Executive Officer

Michael J. Velotta	Manager, Assistant Secretary

Karen C. Gardner	Vice President

Joseph P. Rath	Vice President, General Counsel and Secretary	Secretary

William D. Webb	Treasurer

Joanne M. Derrig	Assistant Vice President and Chief Privacy Officer

Maribel V. Gerstner	Assistant Vice President and Chief Compliance Officer

Mary J. McGinn	Assistant Secretary

Mario Rizzo	Assistant Treasurer

Steven C. Verney	Assistant Treasurer	President

The principal business address of each director and officer of Allstate Distributors, L.L.C. is 3100 Sanders Road, Suite N3B, Northbrook, Illinois 60062.

(c)           Not applicable.

Item 28.                 Location of Accounts and Records

The accounts, books and other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained at the following locations:

Investment Adviser

Allstate Financial Advisors, LLC, 3100 Sanders Road, Suite J5, Northbrook, Illinois 60062.

AIMCO

Allstate Investment Management Company, 3075 Sanders Road, Northbrook, Illinois 60062.

AllianceBernstein

AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105.

Transfer Agent, Fund Accountant and Administrator

Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171.

Custodian

State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

Distributor

Allstate Distributors, L.L.C., 3100 Sanders Road, Suite N3B, Northbrook, Illinois 60062.

Item 29.                 Management Services

None.

Item 30.                 Undertakings

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Allstate Financial Investment Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Northbrook and State of Illinois, on the 4th day of January, 2008.

ALLSTATE FINANCIAL INVESTMENT TRUST

By:	/s/ James E. Hohmann
James E. Hohmann, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement of Allstate Financial Investment Trust has been signed on the 4th day of January, 2008 by the following person in the capacity set forth below.

SIGNATURES	TITLE

/s/ William P. Marshall	Trustee
William P. Marshall

/s/ James E. Hohmann	Chief Executive Officer (President)
James E. Hohmann

/s/ Steven C. Verney	Chief Financial Officer (Treasurer)
Steven C. Verney

EXHIBIT INDEX

(a)(1)	Declaration of Trust

(a)(2)	Written Instrument

(b)	By-Laws